UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2023

Seeking current
income through
a flexible mix of
stocks and bonds

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended December 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–6.22%	5.61%	7.69%
Class A shares (reflecting 5.75% maximum sales charge)	–11.80	4.16	6.86

For other share class results visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.36% for Class F-2 shares and 0.56% for Class A shares as of the prospectus dated October 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of January 31, 2023, was 3.18% for Class F-2 shares and 2.79% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rates for Class F-2 shares and Class A shares as of that date were 3.37% and 2.99%, respectively. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/ Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Income Fund of America for the periods ended January 31, 2023, are shown in the table below, as well as results of the fund’s primary benchmark, the blended 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index, and its secondary benchmarks, the S&P 500 Index and Bloomberg U.S. Aggregate Index.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/amefx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	The portfolio at a glance
3	Investment portfolio
51	Financial statements
55	Notes to financial statements
69	Financial highlights

Results at a glance

For periods ended January 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 12/1/73)[1]

The Income Fund of America (Class F-2 shares)	3.42%	–1.95%	5.63%	7.69%	10.72%
The Income Fund of America (Class A shares)	3.32	–2.10	5.44	7.49	10.54
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index[2]	–0.95	–7.93	6.79	8.87	9.77
S&P 500 Index[3]	–0.44	–8.22	9.54	12.68	11.05
Bloomberg U.S. Aggregate Index[4]	–2.37	–8.36	0.86	1.43	6.64

Past results are not predictive of results in future periods.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	The 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[4]	Source: Bloomberg Index Services Ltd. From December 1, 1973, through December 31, 1975, the Bloomberg U.S. Government/Credit Index was used because the Bloomberg U.S. Aggregate Index did not yet exist. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Income Fund of America	1

The portfolio at a glance

January 31, 2023

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Financials	12.09%
Consumer staples	9.15
Health care	9.13
Energy	6.47
Industrials	6.43

Ten largest common stock holdings

Percent of net assets
Philip Morris International	2.82%
Gilead Sciences	2.23
Pfizer	1.91
Broadcom	1.62
JPMorgan Chase	1.60
Lockheed Martin	1.59
ConocoPhillips	1.16
AstraZeneca	1.16
BAE Systems	1.11
Microsoft	1.07

Country diversification by domicile

Percent of net assets
United States	68.31%
Eurozone*	6.33
Canada	5.40
United Kingdom	4.66
Switzerland	1.84
Japan	1.30
Taiwan	1.15
China	1.09
Other countries	3.15
Short-term securities & other assets less liabilities	6.77

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

July 31, 2022

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings

Percent of net assets
Consumer staples	9.85%
Financials	9.74
Health care	8.62
Energy	6.25
Real estate	5.83

Ten largest common stock holdings

Percent of net assets
Pfizer	2.64%
Philip Morris International	2.37
Broadcom	1.71
CME Group	1.54
Lockheed Martin	1.50
Microsoft	1.36
Crown Castle International	1.26
VICI Properties	1.25
AstraZeneca	1.19
Home Depot	1.08

Country diversification by domicile

Percent of net assets
United States	69.95%
United Kingdom	5.08
Canada	4.89
Eurozone†	4.41
Switzerland	1.59
Taiwan	1.12
Other countries	3.69
Short-term securities & other assets less liabilities	9.27

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

2	The Income Fund of America

Investment portfolio January 31, 2023	unaudited

Common stocks 67.99%	Shares	Value (000)
Financials 12.09%
JPMorgan Chase & Co.	13,873,228	$1,941,697
CME Group, Inc., Class A	6,952,266	1,228,187
Zurich Insurance Group AG	1,782,129	881,396
Goldman Sachs Group, Inc.	2,298,200	840,705
Morgan Stanley	6,478,093	630,513
DBS Group Holdings, Ltd.	20,636,900	564,942
Ping An Insurance (Group) Company of China, Ltd., Class H	71,680,000	559,502
Toronto-Dominion Bank (CAD denominated)	7,608,387	526,420
Fifth Third Bancorp	13,635,000	494,814
PNC Financial Services Group, Inc.	2,581,165	427,002
Apollo Asset Management, Inc.	5,915,679	418,712
Synchrony Financial	11,302,951	415,157
Ares Management Corp., Class A	4,990,000	414,120
T&D Holdings, Inc. (Japan)	24,100,600	386,984
Postal Savings Bank of China Co., Ltd., Class H1	460,417,000	312,958
China Merchants Bank Co., Ltd., Class H	35,272,500	228,968
China Merchants Bank Co., Ltd., Class A	13,686,300	83,869
BlackRock, Inc.	405,980	308,224
Canadian Imperial Bank of Commerce (CAD denominated)	6,667,000	304,350
Blackstone, Inc., nonvoting shares	2,929,100	281,076
Power Corporation of Canada, subordinate voting shares	9,625,253	261,077
B3 SA-Brasil, Bolsa, Balcao	99,956,000	255,192
Regions Financial Corp.	10,069,900	237,045
Manulife Financial Corp.	11,245,400	222,533
Tryg A/S	8,288,203	190,037
Progressive Corp.	1,315,000	179,300
Franklin Resources, Inc.	5,303,503	165,469
ABN AMRO Bank NV	9,765,620	161,715
ING Groep NV	10,430,350	150,545
American International Group, Inc.	2,353,000	148,757
KeyCorp	7,620,000	146,228
DNB Bank ASA	7,247,760	135,402
Brookfield Asset Management, Ltd., Class A	3,712,805	121,223
Truist Financial Corp.	2,316,800	114,427
Citizens Financial Group, Inc.	1,936,578	83,893
Principal Financial Group, Inc.	900,000	83,295
Carlyle Group, Inc.	2,217,000	79,745
National Bank of Canada	975,000	73,241
Tokio Marine Holdings, Inc.	3,327,000	69,639
3i Group PLC	3,231,878	63,021
Citigroup, Inc.	1,200,000	62,664
Qualitas Controladora, SAB de CV1	10,711,900	59,082
Grupo Financiero Banorte, SAB de CV, Series O	6,705,000	55,615
China Pacific Insurance (Group) Co., Ltd., Class H	18,545,200	51,129
AXA SA	1,505,000	46,916
Islandsbanki hf.	54,814,905	45,744
Münchener Rückversicherungs-Gesellschaft AG	117,000	42,139
Bank Leumi Le Israel BM	4,406,487	38,917
TISCO Financial Group PCL, foreign registered shares	10,000,000	31,274
BB Seguridade Participações SA	3,300,000	24,560
Jonah Energy Parent, LLC[2]	275,936	16,313
ICICI Securities, Ltd.	2,337,232	14,073
Wells Fargo & Company	257,318	12,060
Brookfield Corp., Class A	207,530	7,720
Great-West Lifeco, Inc.	179,500	4,761
Sberbank of Russia PJSC[2,3]	25,683,200	—	[4]
		14,704,347

Consumer staples 9.15%
Philip Morris International, Inc.	32,916,006	3,431,165
Altria Group, Inc.	27,891,305	1,256,224
General Mills, Inc.	11,847,544	928,373
Procter & Gamble Company	6,024,489	857,767
British American Tobacco PLC	20,520,000	784,771
PepsiCo, Inc.	3,457,312	591,269

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Kraft Heinz Company	12,974,240	$525,846
Nestlé SA	4,237,617	517,123
Coca-Cola Company	8,333,900	511,035
Bunge, Ltd.	4,263,175	422,481
Kimberly-Clark Corp.	2,285,000	297,073
Walgreens Boots Alliance, Inc.	7,057,000	260,121
Archer Daniels Midland Company	2,078,000	172,162
Conagra Brands, Inc.	4,527,100	168,363
Kellogg Co.	1,770,000	121,387
Imperial Brands PLC	4,508,000	113,015
Mondelez International, Inc.	784,000	51,305
Scandinavian Tobacco Group A/S	2,878,531	50,087
Danone SA	875,000	47,885
Viva Wine Group AB1	4,081,633	17,659
		11,125,111

Health care 9.13%
Gilead Sciences, Inc.	32,377,334	2,717,753
Pfizer, Inc.	52,679,748	2,326,338
AstraZeneca PLC	10,792,800	1,412,112
Merck & Co., Inc.	9,030,232	969,937
AbbVie, Inc.	6,106,742	902,271
Johnson & Johnson	3,961,870	647,449
CVS Health Corp.	7,314,349	645,272
Novartis AG	4,789,328	433,150
Takeda Pharmaceutical Company, Ltd.	9,878,300	311,090
Medtronic PLC	3,572,509	298,983
Sanofi	1,584,600	155,713
Danaher Corp.	246,538	65,180
Rotech Healthcare, Inc.[2,3,5,6]	543,172	58,119
Bayer AG	897,900	55,694
Amgen, Inc.	215,310	54,344
Bristol-Myers Squibb Company	709,449	51,542
Organon & Co.	264,123	7,958
		11,112,905

Energy 6.47%
ConocoPhillips	11,615,860	1,415,625
Exxon Mobil Corp.	10,235,137	1,187,378
TotalEnergies SE	14,224,460	883,727
TC Energy Corp. (CAD denominated)	18,371,344	791,574
Canadian Natural Resources, Ltd. (CAD denominated)	11,822,070	725,646
Chevron Corp.	3,748,586	652,329
Tourmaline Oil Corp.	9,300,220	433,435
Pioneer Natural Resources Company	1,089,700	251,012
Aker BP ASA	8,027,297	244,580
Coterra Energy, Inc.	9,670,000	242,040
Enbridge, Inc.[1]	5,000,000	204,850
Baker Hughes Co., Class A	5,310,000	168,539
Valero Energy Corp.	1,000,000	140,030
Equinor ASA[1]	4,220,000	128,200
EOG Resources, Inc.	864,458	114,325
Chesapeake Energy Corp.[1]	797,242	69,137
Var Energi ASA[1]	16,516,306	50,239
HF Sinclair Corp.	635,000	36,132
Woodside Energy Group, Ltd.	1,344,966	34,913
Shell PLC (GBP denominated)	1,139,982	33,484
Diamond Offshore Drilling, Inc.[3]	2,199,292	25,204
Ascent Resources - Utica, LLC, Class A2,3,6	110,214,618	22,043
Altera Infrastructure, LP2,3	73,434	5,824
California Resources Corp.	104,121	4,449
Mesquite Energy, Inc.[2,3]	25,913	155
McDermott International, Ltd.[3]	120,017	47
Bighorn Permian Resources, LLC[2]	17,183	—	[4]
		7,864,917

4	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Industrials 6.43%
Lockheed Martin Corp.	4,183,700	$1,938,141
BAE Systems PLC	127,909,564	1,351,815
Raytheon Technologies Corp.	6,991,551	698,106
Kone OYJ, Class B	9,340,141	510,032
Norfolk Southern Corp.	1,972,453	484,849
Siemens AG	3,081,300	478,728
United Parcel Service, Inc., Class B	2,279,641	422,258
Caterpillar, Inc.	997,810	251,737
Cummins, Inc.	1,000,000	249,540
ManpowerGroup, Inc.[5]	2,722,832	237,322
General Dynamics Corp.	1,000,000	233,060
Watsco, Inc.	774,800	222,654
Deutsche Post AG	4,377,056	187,486
Emerson Electric Co.	2,025,800	182,768
SGS SA	70,186	171,098
Illinois Tool Works, Inc.	399,000	94,180
Honeywell International, Inc.	146,500	30,542
Inwido AB	2,500,000	27,230
Singapore Technologies Engineering, Ltd.	7,015,700	19,749
Regal Rexnord Corp.	134,000	18,653
Ventia Services Group Pty, Ltd.	7,954,000	13,607
		7,823,555

Real estate 5.52%
Crown Castle, Inc. REIT	8,295,061	1,228,581
VICI Properties, Inc. REIT	35,151,684	1,201,484
Iron Mountain, Inc. REIT	12,761,822	696,540
Extra Space Storage, Inc. REIT	3,674,150	579,891
Gaming and Leisure Properties, Inc. REIT	10,793,948	578,124
Public Storage REIT	1,138,000	346,339
Regency Centers Corp. REIT	4,238,000	282,378
Digital Realty Trust, Inc. REIT	2,128,065	243,919
Federal Realty Investment Trust REIT	2,100,000	234,213
Prologis, Inc. REIT	1,657,500	214,281
Lamar Advertising Co. REIT, Class A	2,003,322	213,434
Boston Properties, Inc. REIT	2,600,000	193,804
CubeSmart REIT	3,927,254	179,829
W. P. Carey, Inc. REIT	1,820,000	155,665
American Tower Corp. REIT	646,000	144,310
Americold Realty Trust, Inc. REIT	3,362,200	105,607
Kimco Realty Corp. REIT	3,048,000	68,458
CTP NV	1,881,212	27,287
Longfor Group Holdings, Ltd.	3,664,658	12,195
Selvaag Bolig ASA	1,912,218	6,169
		6,712,508

Utilities 4.39%
Brookfield Infrastructure Partners, LP5	29,787,186	1,049,956
DTE Energy Company	6,690,800	778,608
National Grid PLC	42,441,421	539,848
AES Corp.	18,343,031	502,782
The Southern Co.	5,472,114	370,353
Dominion Energy, Inc.	5,548,580	353,112
Public Service Enterprise Group, Inc.	5,257,819	325,617
FirstEnergy Corp.	7,209,000	295,209
Duke Energy Corp.	2,713,965	278,046
Veolia Environnement	8,888,448	263,764
E.ON SE	20,824,110	226,265
Edison International	1,793,100	123,545
CMS Energy Corp.	1,715,700	108,415
Enel SpA	11,950,000	70,338
Guangdong Investment, Ltd.	52,919,000	57,616
		5,343,474

The Income Fund of America	5

Common stocks (continued)	Shares	Value (000)
Information technology 4.31%
Broadcom, Inc.	3,371,450	$1,972,332
Microsoft Corp.	5,263,730	1,304,405
Taiwan Semiconductor Manufacturing Company, Ltd.	61,145,300	1,078,737
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	143,083
Texas Instruments, Inc.	2,200,000	389,862
QUALCOMM, Inc.	747,000	99,508
Tokyo Electron, Ltd.	246,000	86,326
Vanguard International Semiconductor Corp.	22,093,500	74,225
MediaTek, Inc.	2,086,000	50,549
GlobalWafers Co., Ltd.	2,423,000	42,803
		5,241,830

Consumer discretionary 3.83%
Home Depot, Inc.	3,798,052	1,231,214
Restaurant Brands International, Inc.	11,754,129	786,704
Target Corp.	4,097,800	705,395
Darden Restaurants, Inc.	4,751,460	703,073
Industria de Diseño Textil, SA	18,322,164	572,164
Starbucks Corp.	4,240,321	462,789
Domino’s Pizza Group PLC[5]	30,671,123	118,777
Puuilo OYJ[5]	5,509,640	37,906
Kindred Group PLC (SDR)	2,826,533	28,493
NMG Parent, LLC[3]	67,256	10,257
MYT Holding Co., Class B2,3	2,070,418	3,106
General Motors Company	5,900	232
		4,660,110

Communication services 3.45%
Comcast Corp., Class A	28,878,166	1,136,356
Verizon Communications, Inc.	13,709,633	569,909
BCE, Inc.[1]	10,984,188	519,263
Nippon Telegraph and Telephone Corp.	17,285,600	517,607
Publicis Groupe SA	7,288,267	514,155
Koninklijke KPN NV	137,211,139	468,770
Interpublic Group of Companies, Inc.	7,883,500	287,432
Singapore Telecommunications, Ltd.	50,850,000	97,454
Deutsche Telekom AG	4,014,400	89,312
Cumulus Media, Inc., Class A1,3	217,532	1,457
Clear Channel Outdoor Holdings, Inc.[3]	152,827	292
		4,202,007

Materials 3.22%
Dow, Inc.	11,470,000	680,744
Rio Tinto PLC	8,279,420	647,255
Barrick Gold Corp.	29,365,348	574,093
Vale SA, ordinary nominative shares	21,311,900	396,783
UPM-Kymmene OYJ	7,813,526	283,366
Glencore PLC	41,873,729	281,142
Packaging Corporation of America	1,294,900	184,782
Akzo Nobel NV	2,155,420	160,322
Air Products and Chemicals, Inc.	456,106	146,187
Agnico Eagle Mines, Ltd. (CAD denominated)	2,467,900	139,369
Fortescue Metals Group, Ltd.	7,995,309	126,829
BHP Group, Ltd. (CDI)	2,889,033	101,067
Newmont Corp.	1,250,000	66,162
Shin-Etsu Chemical Co., Ltd.	350,000	52,131
BASF SE	604,000	34,422
Evonik Industries AG	1,251,800	27,714
Polymetal International PLC[3]	6,162,000	17,775
		3,920,143

Total common stocks (cost: $57,799,483,000)		82,710,907

6	The Income Fund of America

Preferred securities 0.29%	Shares		Value (000)
Financials 0.23%
Itaú Unibanco Holding SA, preferred nominative shares		23,190,207	$115,716
Citigroup, Inc., 11.172% preferred shares[7]		2,245,277	64,484
Citigroup, Inc., Series K, 6.875% noncumulative preferred depositary shares		2,145,767	54,717
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares		1,200,000	29,940
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares		555,913	13,576
			278,433

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares		1,565,200	70,530

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,3,8]		3,260	1,366

Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[2,3]		1,427,896	1,356

Total preferred securities (cost: $355,860,000)			351,685

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[3]		75,844	2,213

Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[2,3]		28	—	[4]

Total rights & warrants (cost: $459,000)			2,213

Convertible stocks 0.40%
Health care 0.23%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 6/1/2023		2,467,280	124,252
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023		82,100	110,343
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 6/1/2023		449,460	51,297
			285,892

Utilities 0.09%
AES Corp., convertible preferred units, 6.875% 2/15/2024[1]		1,043,000	104,133

Financials 0.06%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023		1,061,031	71,683

Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023		224,000	28,222

Total convertible stocks (cost: $431,911,000)			489,930

Convertible bonds & notes 0.00%	Principal amount (000)
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[2,8,9]	USD	577	577

Total convertible bonds & notes (cost: $577,000)			577

The Income Fund of America	7

Bonds, notes & other debt instruments 24.55%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 15.85%
Financials 3.13%
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD	765	$742
Advisor Group Holdings, LLC 6.25% 3/1/2028[8]		55,717	52,708
AerCap Holdings NV 4.50% 9/15/2023		10,000	9,946
AerCap Ireland Capital DAC 1.15% 10/29/2023		9,000	8,736
AerCap Ireland Capital DAC 1.65% 10/29/2024		25,275	23,654
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,315	4,396
AerCap Ireland Capital DAC 1.75% 1/30/2026		3,978	3,577
AerCap Ireland Capital DAC 2.45% 10/29/2026		23,694	21,327
AerCap Ireland Capital DAC 3.00% 10/29/2028		27,689	24,424
AerCap Ireland Capital DAC 3.30% 1/30/2032		12,254	10,295
AerCap Ireland Capital DAC 3.40% 10/29/2033		4,678	3,859
AerCap Ireland Capital DAC 3.85% 10/29/2041		6,777	5,298
AG Merger Sub II, Inc. 10.75% 8/1/2027[8]		47,972	49,558
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[8]		20,131	20,836
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,10]		17,500	18,119
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[8]		20,465	18,777
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[8]		48,446	45,388
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[8]		27,250	23,776
Ally Financial, Inc. 8.00% 11/1/2031		11,401	12,516
American International Group, Inc. 2.50% 6/30/2025		16,668	15,870
American International Group, Inc. 4.375% 6/30/2050		3,450	3,150
AmWINS Group, Inc. 4.875% 6/30/2029[8]		32,135	28,234
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[8]		51,178	45,488
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.313% 8/2/2029[7,11]		6,070	5,412
AssuredPartners, Inc. 7.00% 8/15/2025[8]		435	428
AssuredPartners, Inc. 8.00% 5/15/2027[8]		22,939	22,559
AssuredPartners, Inc. 5.625% 1/15/2029[8]		22,866	19,589
AXA Equitable Holdings, Inc. 5.00% 4/20/2048		1,500	1,421
Banco Santander, SA 5.147% 8/18/2025		5,600	5,605
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]		8,245	7,253
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[10]		20,000	19,308
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[10]		10,750	10,281
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]		9,700	8,887
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]		19,896	19,977
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[10]		41,000	40,115
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]		21,627	21,677
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[10]		20,842	21,993
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]		5,400	5,053
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[10]		26,229	22,870
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[10]		5,990	4,880
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[10]		1,087	900
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[10]		7,135	6,089
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[10]		26,000	25,148
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[10]		16,324	16,329
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[10]		9,000	8,997
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[10]		11,369	11,330
Bank of Nova Scotia 1.625% 5/1/2023		8,000	7,938
Blackstone Private Credit Fund 7.05% 9/29/2025[8]		20,415	20,711
BNP Paribas SA 2.219% 6/9/2026 (USD-SOFR + 2.074% on 6/9/2025)[8,10]		7,800	7,274
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[8,10]		12,125	10,877
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,10]		13,189	11,967
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,10]		6,375	5,411
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,10]		10,282	8,617
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,10]		6,575	6,674
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[10]		13,075	12,634
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[10]		9,000	8,923
Castlelake Aviation Finance DAC 5.00% 4/15/2027[8]		26,060	23,384
CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)[10]		11,575	11,512
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[10]		6,069	5,710
Citigroup, Inc. 4.60% 3/9/2026		1,300	1,293
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[10]		7,300	7,002
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]		17,750	18,041
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]		5,855	5,446
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[10]		49,628	49,137

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[10]	USD	700	$663
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]		2,400	2,113
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[10]		14,800	12,568
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[10]		9,891	10,781
CME Group, Inc. 3.75% 6/15/2028		6,875	6,753
Coinbase Global, Inc. 3.375% 10/1/2028[8]		24,880	16,086
Coinbase Global, Inc. 3.625% 10/1/2031[8]		33,190	19,385
Compass Diversified Holdings 5.25% 4/15/2029[8]		74,775	67,383
Compass Diversified Holdings 5.00% 1/15/2032[8]		26,645	21,924
Corebridge Financial, Inc. 3.50% 4/4/2025[8]		9,248	8,941
Corebridge Financial, Inc. 3.65% 4/5/2027[8]		22,661	21,672
Corebridge Financial, Inc. 3.85% 4/5/2029[8]		15,393	14,378
Corebridge Financial, Inc. 3.90% 4/5/2032[8]		7,289	6,646
Corebridge Financial, Inc. 4.35% 4/5/2042[8]		1,622	1,410
Corebridge Financial, Inc. 4.40% 4/5/2052[8]		3,907	3,351
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,10]		10,675	9,862
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,10]		4,900	4,383
Credit Suisse Group AG 3.80% 6/9/2023		23,303	23,043
Credit Suisse Group AG 4.207% 6/12/2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[8,10]		9,117	8,970
Credit Suisse Group AG 3.625% 9/9/2024		2,990	2,854
Credit Suisse Group AG 7.95% 1/9/2025		17,750	18,190
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[8,10]		4,687	4,288
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,10]		22,225	19,537
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,10]		20,134	16,722
Credit Suisse Group AG 7.50% 2/15/2028		9,000	9,451
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,10]		10,260	9,929
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,10]		3,610	3,065
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,10]		24,910	21,127
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,10]		16,351	12,377
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[8,10]		750	720
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,10]		13,852	15,574
Danske Bank AS 3.875% 9/12/2023[8]		9,604	9,513
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[8,10]		25,000	24,398
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,10]		5,000	4,821
Deutsche Bank AG 3.95% 2/27/2023		5,345	5,339
Deutsche Bank AG 0.898% 5/28/2024		7,500	7,090
Deutsche Bank AG 3.70% 5/30/2024		8,653	8,457
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[10]		21,775	21,318
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[10]		58,600	56,783
Deutsche Bank AG 4.10% 1/13/2026		33,123	32,325
Deutsche Bank AG 4.10% 1/13/2026		834	813
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[10]		35,400	31,952
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]		22,338	19,756
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]		54,874	49,020
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]		6,700	7,055
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]		3,900	3,393
Digital Currency Group, Inc., Term Loan, 8.75% 11/12/2026[2,11]		6,473	5,428
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 11/30/2026[2,7,11]		4,856	4,320
Discover Financial Services 6.70% 11/29/2032		1,600	1,710
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,10]		17,500	17,711
FS Energy and Power Fund 7.50% 8/15/2023[8]		42,570	42,470
Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[10]		1,100	1,066
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[10]		10,650	9,547
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[10]		17,000	15,019
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]		48,202	43,167
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]		26,963	24,735
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[10]		33,910	32,309
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[10]		8,000	7,633
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[10]		14,294	14,056

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	USD	6,523	$5,454
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]		37,259	31,954
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]		7,500	5,887
Groupe BPCE SA 5.70% 10/22/2023[8]		16,825	16,818
Groupe BPCE SA 5.15% 7/21/2024[8]		18,160	17,973
Groupe BPCE SA 1.625% 1/14/2025[8]		8,000	7,502
Groupe BPCE SA 1.00% 1/20/2026[8]		10,000	8,910
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,10]		6,925	6,243
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,10]		22,500	22,795
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[8,10]		7,675	6,063
Hightower Holding, LLC 6.75% 4/15/2029[8]		19,215	16,565
HSBC Holdings PLC 4.25% 3/14/2024		9,000	8,921
HSBC Holdings PLC 2.099% 6/4/2026 (USD-SOFR + 1.929% on 6/4/2025)[10]		14,000	12,980
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[10]		281	277
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]		5,750	5,576
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		1,889	1,712
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		18,900	16,629
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		1,241	1,058
Huarong Finance 2019 Co., Ltd. 3.375% 2/24/2030		2,995	2,336
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		17,000	16,546
HUB International, Ltd. 7.00% 5/1/2026[8]		49,786	49,354
HUB International, Ltd. 5.625% 12/1/2029[8]		16,370	14,669
Intercontinental Exchange, Inc. 2.65% 9/15/2040		12,025	8,979
Intesa Sanpaolo SpA 5.017% 6/26/2024[8]		149,555	145,955
Intesa Sanpaolo SpA 3.25% 9/23/2024[8]		1,730	1,655
Intesa Sanpaolo SpA 5.71% 1/15/2026[8]		43,165	42,439
Intesa Sanpaolo SpA 3.875% 7/14/2027[8]		9,300	8,620
Intesa Sanpaolo SpA 3.875% 1/12/2028[8]		2,820	2,569
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,10]		10,300	11,279
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[8]		45,895	39,854
JPMorgan Chase & Co. 3.559% 4/23/2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[10]		5,400	5,380
JPMorgan Chase & Co. 3.875% 9/10/2024		150	148
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[10]		250	238
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[10]		21,994	20,609
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[10]		23,150	21,785
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]		15,000	14,738
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]		59,000	57,857
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[10]		350	332
JPMorgan Chase & Co. 2.182% 6/1/2028 (USD-SOFR + 1.89% on 6/1/2027)[10]		4,400	3,948
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]		25,679	25,688
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[10]		20,593	17,857
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[10]		4,100	3,508
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[10]		598	581
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[10]		9,160	9,133
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[10]		7,500	5,704
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 2/1/2024)[10]		25,901	26,178
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]		8,320	7,492
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,10]		2,400	2,437
Liberty Mutual Group, Inc. 4.25% 6/15/2023[8]		971	967
Liberty Mutual Group, Inc. 4.569% 2/1/2029[8]		3,429	3,357
Lloyds Banking Group PLC 4.05% 8/16/2023		6,000	5,968
Lloyds Banking Group PLC 4.582% 12/10/2025		7,000	6,838
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[10]		5,600	5,280
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[10]		12,427	11,815
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[10]		9,295	9,089
LPL Holdings, Inc. 4.625% 11/15/2027[8]		41,845	39,868
LPL Holdings, Inc. 4.00% 3/15/2029[8]		23,370	20,950
LPL Holdings, Inc. 4.375% 5/15/2031[8]		22,090	19,366

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
MGIC Investment Corp. 5.25% 8/15/2028	USD	5,075	$4,790
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[10]		17,000	15,054
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[10]		5,000	4,517
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[10]		8,000	7,710
Mizuho Financial Group, Inc. 0.849% 9/8/2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[10]		5,200	5,051
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[10]		13,000	11,509
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[10]		4,100	3,263
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[10]		8,925	9,230
Moody’s Corp. 4.25% 8/8/2032		2,235	2,171
Morgan Stanley 3.70% 10/23/2024		600	590
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]		12,230	12,131
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[10]		6,575	6,600
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]		9,869	8,867
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[10]		30,463	27,193
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[10]		5,451	4,972
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[10]		26,000	25,258
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[10]		4,700	4,972
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]		16,075	16,262
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[10]		10,000	7,953
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[10]		3,688	3,002
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[10]		30,404	25,988
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[10]		3,226	3,131
MSCI, Inc. 4.00% 11/15/2029[8]		19,500	17,771
MSCI, Inc. 3.625% 9/1/2030[8]		4,950	4,315
MSCI, Inc. 3.875% 2/15/2031[8]		20,959	18,524
MSCI, Inc. 3.625% 11/1/2031[8]		11,825	10,122
MSCI, Inc. 3.25% 8/15/2033[8]		3,650	2,998
National Australia Bank, Ltd. 1.887% 1/12/2027[8]		20,000	18,109
National Financial Partners Corp. 6.875% 8/15/2028[8]		18,421	15,951
Navient Corp. 6.125% 3/25/2024		29,960	29,922
Navient Corp. 5.875% 10/25/2024		15,600	15,445
Navient Corp. 6.75% 6/15/2026		15,000	14,794
Navient Corp. 5.00% 3/15/2027		19,710	18,014
Navient Corp. 4.875% 3/15/2028		3,085	2,731
Navient Corp. 5.50% 3/15/2029		72,940	64,634
Navient Corp. 5.625% 8/1/2033		10,990	8,535
New York Life Global Funding 4.55% 1/28/2033[8]		3,788	3,802
Northwestern Mutual Global Funding 1.75% 1/11/2027[8]		10,000	9,037
Onemain Finance Corp. 3.875% 9/15/2028		5,974	5,026
Owl Rock Capital Corp. 4.00% 3/30/2025		449	431
Owl Rock Capital Corp. 3.75% 7/22/2025		12,473	11,708
Owl Rock Capital Corp. 3.40% 7/15/2026		6,475	5,850
Owl Rock Capital Corp. 2.625% 1/15/2027		20,600	17,795
Owl Rock Capital Corp. 2.875% 6/11/2028		1,765	1,465
Owl Rock Capital Corp. II 4.625% 11/26/2024[8]		9,285	8,899
Owl Rock Capital Corp. III 3.125% 4/13/2027		14,490	12,329
Owl Rock Core Income Corp. 4.70% 2/8/2027		17,775	16,278
Oxford Finance, LLC 6.375% 2/1/2027[8]		22,660	21,703
PNC Financial Services Group, Inc. 3.90% 4/29/2024		3,000	2,971
Prudential Financial, Inc. 4.35% 2/25/2050		6,205	5,651
Prudential Financial, Inc. 3.70% 3/13/2051		755	625
Prudential Financial, Inc., junior subordinated, 5.625% 6/15/2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[10]		1,850	1,843
Quicken Loans, LLC 3.625% 3/1/2029[8]		6,645	5,615
Rabobank Nederland 4.375% 8/4/2025		9,000	8,832
Rocket Mortgage, LLC 2.875% 10/15/2026[8]		12,990	11,599
Royal Bank of Canada 1.15% 6/10/2025		12,367	11,413
Ryan Specialty Group, LLC 4.375% 2/1/2030[8]		23,070	20,821
Santander Holdings USA, Inc. 3.50% 6/7/2024		11,250	10,990
Santander Holdings USA, Inc. 2.49% 1/6/2028[10]		10,650	9,400

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Springleaf Finance Corp. 6.125% 3/15/2024	USD	20,300	$20,152
Starwood Property Trust, Inc. 5.50% 11/1/2023[8]		5,400	5,372
Starwood Property Trust, Inc. 4.375% 1/15/2027[8]		25,050	22,515
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[10]		6,265	5,976
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[10]		7,832	7,878
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027		3,125	2,818
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[8,10]		3,800	3,688
Synchrony Bank 5.40% 8/22/2025		9,000	8,968
Synchrony Bank 5.625% 8/23/2027		9,000	8,969
Synchrony Financial 4.375% 3/19/2024		5,095	5,040
Toronto-Dominion Bank 0.75% 9/11/2025		6,575	5,945
Toronto-Dominion Bank 1.25% 9/10/2026		8,247	7,324
Toronto-Dominion Bank 1.95% 1/12/2027		10,000	9,101
Toronto-Dominion Bank 2.45% 1/12/2032		7,500	6,294
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[10]		9,000	9,055
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[10]		9,750	9,888
U.S. Bancorp 3.70% 1/30/2024		10,000	9,894
U.S. Bancorp 2.375% 7/22/2026		6,000	5,627
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[10]		9,000	8,991
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[10]		9,000	8,958
UBS Group AG 4.125% 9/24/2025[8]		4,425	4,337
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,10]		4,000	3,584
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,10]		6,925	6,101
UniCredit SpA 4.625% 4/12/2027[8]		1,730	1,679
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,10]		23,729	22,075
Wells Fargo & Company 1.654% 6/2/2024 (USD-SOFR + 1.60% on 6/2/2023)[10]		6,500	6,424
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[10]		16,860	16,101
Wells Fargo & Company 2.164% 2/11/2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[10]		12,000	11,327
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[10]		4,687	4,580
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[10]		9,350	8,799
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]		75,547	71,881
Wells Fargo & Company 3.584% 5/22/2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[10]		281	267
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]		3,950	3,582
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]		20,170	20,137
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[10]		3,245	2,874
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[10]		13,850	11,947
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[10]		4,150	4,097
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]		7,000	6,536
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]		11,150	8,768
Westpac Banking Corp. 2.963% 11/16/2040		5,075	3,659
			3,806,729

Consumer discretionary 2.14%
Allied Universal Holdco, LLC 6.625% 7/15/2026[8]		16,985	16,373
Allied Universal Holdco, LLC 9.75% 7/15/2027[8]		21,570	20,628
Allied Universal Holdco, LLC 4.625% 6/1/2028[8]		15,680	13,545
Allied Universal Holdco, LLC 6.00% 6/1/2029[8]		9,565	7,708
Amazon.com, Inc. 2.70% 6/3/2060		8,300	5,446
Asbury Automotive Group, Inc. 4.625% 11/15/2029[8]		48,325	42,706
Asbury Automotive Group, Inc. 5.00% 2/15/2032[8]		3,365	2,906
Atlas LuxCo 4 SARL 4.625% 6/1/2028[8]		10,665	9,173
Bath & Body Works, Inc. 6.625% 10/1/2030[8]		14,360	14,051
Bath & Body Works, Inc. 6.875% 11/1/2035		23,458	21,409
Bath & Body Works, Inc. 6.75% 7/1/2036		2,555	2,314
Boyd Gaming Corp. 4.75% 12/1/2027		22,590	21,498
Boyd Gaming Corp. 4.75% 6/15/2031[8]		7,005	6,313

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Boyne USA, Inc. 4.75% 5/15/2029[8]	USD	31,780	$28,840
Caesars Entertainment, Inc. 6.25% 7/1/2025[8]		37,810	37,702
Caesars Entertainment, Inc. 4.625% 10/15/2029[8]		23,185	19,856
Caesars Entertainment, Inc. 7.00% 2/15/2030[8]		34,040	34,678
Caesars Resort Collection, LLC 5.75% 7/1/2025[8]		5,020	5,027
Carnival Corp. 4.00% 8/1/2028[8]		32,200	27,871
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[8]		26,335	24,988
Cedar Fair, LP 5.50% 5/1/2025[8]		29,490	29,307
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[8]		9,000	8,701
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[8]		5,525	5,193
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[8]		5,483	5,513
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]		16,100	15,596
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]		4,011	4,036
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]		14,225	12,816
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]		8,387	8,051
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]		1,358	1,372
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]		7,500	6,549
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[8]		9,000	7,372
DaimlerChrysler North America Holding Corp. 1.75% 3/10/2023[8]		17,000	16,947
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[8]		9,360	9,232
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[8]		2,551	2,438
Dana, Inc. 5.625% 6/15/2028		1,305	1,231
Fertitta Entertainment, Inc. 4.625% 1/15/2029[8]		33,420	29,539
Fertitta Entertainment, Inc. 6.75% 1/15/2030[8]		12,760	10,606
First Student Bidco, Inc. 4.00% 7/31/2029[8]		35,685	29,758
Ford Motor Co. 2.30% 2/10/2025		13,475	12,512
Ford Motor Co. 2.90% 2/10/2029		17,000	14,203
Ford Motor Co. 6.10% 8/19/2032		28,695	28,192
Ford Motor Credit Company, LLC 3.81% 1/9/2024		15,305	15,008
Ford Motor Credit Company, LLC 5.584% 3/18/2024		3,280	3,260
Ford Motor Credit Company, LLC 3.664% 9/8/2024		11,380	10,968
Ford Motor Credit Company, LLC 5.125% 6/16/2025		52,275	51,433
Ford Motor Credit Company, LLC 6.95% 3/6/2026		10,335	10,581
Ford Motor Credit Company, LLC 4.542% 8/1/2026		32,520	30,910
Ford Motor Credit Company, LLC 2.70% 8/10/2026		34,095	30,478
Ford Motor Credit Company, LLC 4.271% 1/9/2027		117,666	110,116
Ford Motor Credit Company, LLC 4.95% 5/28/2027		57,170	54,630
Ford Motor Credit Company, LLC 4.125% 8/17/2027		71,670	66,208
Ford Motor Credit Company, LLC 3.815% 11/2/2027		8,215	7,424
Ford Motor Credit Company, LLC 2.90% 2/16/2028		19,180	16,524
Ford Motor Credit Company, LLC 5.113% 5/3/2029		25,589	24,286
Ford Motor Credit Company, LLC 4.00% 11/13/2030		25,134	21,985
General Motors Company 4.35% 4/9/2025		2,150	2,111
General Motors Company 6.125% 10/1/2025		9,825	10,080
General Motors Company 6.80% 10/1/2027		1,438	1,532
General Motors Company 5.40% 10/15/2029		23,651	23,510
General Motors Company 5.60% 10/15/2032		28,000	27,686
General Motors Company 6.60% 4/1/2036		5,110	5,351
General Motors Company 6.75% 4/1/2046		12,230	12,743
General Motors Financial Co. 3.70% 5/9/2023		4,775	4,757
General Motors Financial Co. 3.80% 4/7/2025		4,600	4,470
General Motors Financial Co. 2.75% 6/20/2025		9,636	9,097
General Motors Financial Co. 1.25% 1/8/2026		2,379	2,134
General Motors Financial Co. 1.50% 6/10/2026		24,440	21,739
General Motors Financial Co. 4.00% 10/6/2026		1,867	1,799
General Motors Financial Co. 2.35% 2/26/2027		18,361	16,488
General Motors Financial Co. 2.70% 8/20/2027		15,668	14,077
General Motors Financial Co. 2.40% 4/10/2028		9,238	8,053
General Motors Financial Co. 2.40% 10/15/2028		15,493	13,284
General Motors Financial Co. 4.30% 4/6/2029		6,300	5,896
General Motors Financial Co. 2.35% 1/8/2031		17,998	14,394
General Motors Financial Co. 2.70% 6/10/2031		13,156	10,616
Grand Canyon University 3.25% 10/1/2023		1,250	1,234
Grand Canyon University 4.375% 10/1/2026		5,000	4,602
Hanesbrands, Inc. 4.625% 5/15/2024[8]		16,610	16,341
Hanesbrands, Inc. 4.875% 5/15/2026[8]		36,537	34,064
Hilton Grand Vacations Borrower 5.00% 6/1/2029[8]		17,560	15,728

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	USD	30,661	$28,946
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[8]		22,520	19,546
Home Depot, Inc. 1.50% 9/15/2028		25,000	21,794
Home Depot, Inc. 3.90% 12/6/2028		1,150	1,136
Home Depot, Inc. 2.95% 6/15/2029		5,000	4,645
Home Depot, Inc. 1.875% 9/15/2031		7,500	6,217
Home Depot, Inc. 5.95% 4/1/2041		12,500	14,269
Home Depot, Inc. 4.50% 12/6/2048		601	581
Hyundai Capital America 2.375% 2/10/2023[8]		21,815	21,798
Hyundai Capital America 5.75% 4/6/2023[8]		5,000	5,003
Hyundai Capital America 1.25% 9/18/2023[8]		7,561	7,373
Hyundai Capital America 0.875% 6/14/2024[8]		8,000	7,546
Hyundai Capital America 1.00% 9/17/2024[8]		10,550	9,857
Hyundai Capital America 2.65% 2/10/2025[8]		27,917	26,564
Hyundai Capital America 5.875% 4/7/2025[8]		3,300	3,335
Hyundai Capital America 1.80% 10/15/2025[8]		1,871	1,707
Hyundai Capital America 1.30% 1/8/2026[8]		9,000	8,039
Hyundai Capital America 1.50% 6/15/2026[8]		7,628	6,783
Hyundai Capital America 1.65% 9/17/2026[8]		10,575	9,351
Hyundai Capital America 3.00% 2/10/2027[8]		20,750	19,130
Hyundai Capital America 2.375% 10/15/2027[8]		2,371	2,106
Hyundai Capital America 1.80% 1/10/2028[8]		7,931	6,727
Hyundai Capital America 2.00% 6/15/2028[8]		5,009	4,248
Hyundai Capital America 2.10% 9/15/2028[8]		4,875	4,134
Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]		2,600	2,405
Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]		3,490	3,084
International Game Technology PLC 6.50% 2/15/2025[8]		12,729	12,877
International Game Technology PLC 5.25% 1/15/2029[8]		71,325	68,540
KB Home 7.25% 7/15/2030		10,295	10,292
KIA Corp. 2.375% 2/14/2025[8]		4,825	4,536
Kontoor Brands, Inc. 4.125% 11/15/2029[8]		5,180	4,487
LCM Investments Holdings II, LLC 4.875% 5/1/2029[8]		21,177	17,509
Levi Strauss & Co. 3.50% 3/1/2031[8]		31,175	26,069
Lindblad Expeditions, LLC 6.75% 2/15/2027[8]		6,830	6,707
Lithia Motors, Inc. 3.875% 6/1/2029[8]		37,385	31,818
Lithia Motors, Inc. 4.375% 1/15/2031[8]		4,550	3,880
Marriott International, Inc. 2.75% 10/15/2033		3,970	3,221
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[8]		2,595	2,262
McDonald’s Corp. 4.60% 9/9/2032		5,090	5,136
Melco International Development, Ltd. 5.75% 7/21/2028[8]		11,330	10,215
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]		3,350	3,404
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[8]		6,475	6,669
Merlin Entertainment 5.75% 6/15/2026[8]		7,210	6,872
MGM Resorts International 6.00% 3/15/2023		5,355	5,359
MGM Resorts International 5.50% 4/15/2027		3,617	3,493
Midwest Gaming Borrower, LLC 4.875% 5/1/2029[8]		13,870	12,156
Mohegan Gaming & Entertainment 8.00% 2/1/2026[8]		7,165	6,816
NCL Corp., Ltd. 5.875% 2/15/2027[8]		19,985	18,609
NCL Corp., Ltd. 7.75% 2/15/2029[8]		10,560	9,094
Neiman Marcus Group, LLC 7.125% 4/1/2026[8]		6,970	6,665
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[8]		7,850	7,280
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[8]		17,890	15,463
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[8]		11,030	8,962
Nissan Motor Co., Ltd. 3.043% 9/15/2023[8]		400	394
Nissan Motor Co., Ltd. 3.522% 9/17/2025[8]		800	756
Nissan Motor Co., Ltd. 2.00% 3/9/2026[8]		16,020	14,214
Nissan Motor Co., Ltd. 2.75% 3/9/2028[8]		19,362	16,364
Nissan Motor Co., Ltd. 4.81% 9/17/2030[8]		25,200	22,800
Panther BF Aggregator 2, LP 6.25% 5/15/2026[8]		4,725	4,699
Panther BF Aggregator 2, LP 8.50% 5/15/2027[8]		16,520	16,477
Party City Holdings Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[7,8]		6,270	752
Party City Holdings, Inc. 8.75% 2/15/2026[8]		90,719	8,108
Party City Holdings, Inc., Term Loan DIP, 14.582% 6/18/2023[7,11]		11,049	11,167
Penske Automotive Group, Inc. 3.75% 6/15/2029		7,275	6,161
Premier Entertainment Sub, LLC 5.625% 9/1/2029[8]		8,850	6,373
Premier Entertainment Sub, LLC 5.875% 9/1/2031[8]		7,525	5,259
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[8]		20,218	15,041

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[8]	USD	19,951	$21,448
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[8]		22,785	19,798
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[8]		34,535	30,085
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[8]		11,457	11,985
Sally Holdings, LLC 5.625% 12/1/2025		14,080	13,887
Sands China, Ltd. 5.625% 8/8/2025		8,676	8,634
Sands China, Ltd. 4.30% 1/8/2026		8,325	7,906
Sands China, Ltd. 2.80% 3/8/2027[10]		1,727	1,511
Sands China, Ltd. 5.90% 8/8/2028		1,352	1,330
Scientific Games Corp. 8.625% 7/1/2025[8]		13,280	13,546
Scientific Games Corp. 7.00% 5/15/2028[8]		38,659	38,325
Scientific Games Corp. 7.25% 11/15/2029[8]		25,850	25,951
Scientific Games Holdings, LP 6.625% 3/1/2030[8]		20,510	18,295
Six Flags Entertainment Corp. 4.875% 7/31/2024[8]		11,570	11,338
Six Flags Theme Parks, Inc. 7.00% 7/1/2025[8]		1,760	1,781
Sonic Automotive, Inc. 4.625% 11/15/2029[8]		37,710	31,390
Sonic Automotive, Inc. 4.875% 11/15/2031[8]		14,185	11,348
Stellantis Finance US, Inc. 1.711% 1/29/2027[8]		7,175	6,330
Stellantis Finance US, Inc. 5.625% 1/12/2028[8]		15,000	15,387
Stellantis Finance US, Inc. 2.691% 9/15/2031[8]		5,075	4,095
Stellantis Finance US, Inc. 6.375% 9/12/2032[8]		16,425	17,161
Tempur Sealy International, Inc. 4.00% 4/15/2029[8]		4,625	4,046
The Gap, Inc. 3.625% 10/1/2029[8]		2,507	1,928
The Gap, Inc. 3.875% 10/1/2031[8]		1,670	1,246
Toyota Motor Credit Corp. 0.45% 1/11/2024		25,283	24,274
Toyota Motor Credit Corp. 0.80% 1/9/2026		11,003	9,957
Toyota Motor Credit Corp. 1.90% 1/13/2027		10,000	9,110
Travel + Leisure Co. 4.50% 12/1/2029[8]		18,020	15,523
Vail Resorts, Inc. 6.25% 5/15/2025[8]		9,270	9,325
VICI Properties, LP 4.25% 12/1/2026[8]		3,660	3,459
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[8]		2,000	1,990
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[8]		7,365	7,305
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[8]		4,870	4,698
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]		6,326	6,095
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]		2,575	2,549
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]		6,021	5,446
Volkswagen Group of America Finance, LLC 3.20% 9/26/2026[8]		8,003	7,544
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[8]		9,175	7,924
Volkswagen Group of America Finance, LLC 4.75% 11/13/2028[8]		2,000	1,990
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[8]		51,235	47,342
Wheel Pros, Inc. 6.50% 5/15/2029[8]		20,451	8,278
Wyndham Destinations, Inc. 4.625% 3/1/2030[8]		5,750	4,896
Wyndham Worldwide Corp. 4.375% 8/15/2028[8]		33,465	30,906
Wynn Las Vegas, LLC 4.25% 5/30/2023[8]		15,648	15,625
Wynn Resorts Finance, LLC 7.75% 4/15/2025[8]		12,005	12,070
			2,606,130

Energy 1.98%
Antero Midstream Partners, LP 5.375% 6/15/2029[8]		14,760	13,728
Antero Resources Corp. 7.625% 2/1/2029[8]		5,135	5,258
Antero Resources Corp. 5.375% 3/1/2030[8]		52	49
Apache Corp. 4.25% 1/15/2030		4,870	4,462
Apache Corp. 6.00% 1/15/2037		3,565	3,381
Apache Corp. 5.10% 9/1/2040		2,505	2,191
Apache Corp. 4.75% 4/15/2043		2,565	2,033
Apache Corp. 5.35% 7/1/2049		32,840	27,239
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 11/1/2025[7,8,11]		6,827	7,254
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[8]		30,865	29,459
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[8]		959	1,187
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[8]		6,340	6,218
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[8]		9,090	8,013
Baker Hughes Co. 4.486% 5/1/2030		1,650	1,626
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[8]		36,675	33,455
Blue Racer Midstream, LLC 7.625% 12/15/2025[8]		10,281	10,455
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[8]		23,690	22,121
BP Capital Markets America, Inc. 2.772% 11/10/2050		3,032	2,106

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
California Resources Corp. 7.125% 2/1/2026[8]	USD	26,405	$25,741
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		3,150	2,949
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		2,760	2,667
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		534	498
Cenovus Energy, Inc. 5.375% 7/15/2025		4,421	4,429
Cenovus Energy, Inc. 4.25% 4/15/2027		18,549	18,125
Centennial Resource Production, LLC 6.875% 4/1/2027[8]		2,490	2,443
Cheniere Energy Partners, LP 4.50% 10/1/2029		32,421	30,463
Cheniere Energy Partners, LP 4.00% 3/1/2031		8,070	7,248
Cheniere Energy Partners, LP 3.25% 1/31/2032		4,389	3,670
Cheniere Energy, Inc. 4.625% 10/15/2028		51,845	49,429
Chesapeake Energy Corp. 4.875% 4/15/2022[12]		28,085	555
Chesapeake Energy Corp. 5.50% 2/1/2026[8]		19,835	19,251
Chesapeake Energy Corp. 5.875% 2/1/2029[8]		31,345	30,054
Chesapeake Energy Corp. 6.75% 4/15/2029[8]		18,880	18,642
CNX Midstream Partners, LP 4.75% 4/15/2030[8]		8,065	6,836
CNX Resources Corp. 7.25% 3/14/2027[8]		26,180	26,087
CNX Resources Corp. 6.00% 1/15/2029[8]		34,027	31,289
CNX Resources Corp. 7.375% 1/15/2031[8]		22,699	22,103
Comstock Resources, Inc. 6.75% 3/1/2029[8]		17,870	16,509
Comstock Resources, Inc. 5.875% 1/15/2030[8]		15,235	13,082
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,8]		8,658	8,659
Continental Resources, Inc. 5.75% 1/15/2031[8]		11,330	11,138
Crescent Energy Finance, LLC 9.25% 2/15/2028[8]		15,093	15,090
Crestwood Midstream Partners, LP 8.00% 4/1/2029[8]		41,410	42,080
Crestwood Midstream Partners, LP 7.375% 2/1/2031[8]		14,441	14,547
Devon Energy Corp. 4.50% 1/15/2030		11,418	11,048
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[7,8,9]		2,085	2,002
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[9]		1,889	1,813
DT Midstream, Inc. 4.125% 6/15/2029[8]		8,935	7,855
DT Midstream, Inc. 4.375% 6/15/2031[8]		8,915	7,811
Ecopetrol SA 8.875% 1/13/2033		65,030	66,797
El Paso Pipeline Partners Operating Co., LLC 4.70% 11/1/2042		33,265	29,416
Enbridge Energy Partners, LP 5.875% 10/15/2025		1,145	1,169
Enbridge Energy Partners, LP 7.375% 10/15/2045		3,000	3,594
Enbridge, Inc. 4.00% 10/1/2023		2,630	2,612
Enbridge, Inc. 2.50% 1/15/2025		1,600	1,525
Energy Transfer Operating, LP 2.90% 5/15/2025		3,150	3,007
Energy Transfer Operating, LP 5.00% 5/15/2050		7,353	6,429
Energy Transfer Partners, LP 4.50% 4/15/2024		1,585	1,572
Energy Transfer Partners, LP 4.75% 1/15/2026		8,000	7,932
Energy Transfer Partners, LP 4.20% 4/15/2027		2,450	2,369
Energy Transfer Partners, LP 4.95% 6/15/2028		3,200	3,184
Enterprise Products Operating, LLC 5.05% 1/10/2026		10,321	10,475
Enterprise Products Operating, LLC 5.35% 1/31/2033		3,969	4,129
Enterprise Products Operating, LLC 3.20% 2/15/2052		400	287
EQM Midstream Partners, LP 4.125% 12/1/2026		3,036	2,750
EQM Midstream Partners, LP 6.50% 7/1/2027[8]		38,110	37,471
EQM Midstream Partners, LP 5.50% 7/15/2028		19,665	18,164
EQM Midstream Partners, LP 4.50% 1/15/2029[8]		22,045	19,364
EQM Midstream Partners, LP 7.50% 6/1/2030[8]		11,535	11,535
EQM Midstream Partners, LP 4.75% 1/15/2031[8]		21,700	18,384
EQT Corp. 6.125% 2/1/2025[10]		16,935	17,121
EQT Corp. 5.00% 1/15/2029		6,485	6,293
EQT Corp. 7.25% 2/1/2030[10]		7,100	7,561
EQT Corp. 3.625% 5/15/2031[8]		2,115	1,854
Equinor ASA 3.00% 4/6/2027		7,000	6,697
Equinor ASA 3.625% 9/10/2028		5,265	5,122
Equinor ASA 3.25% 11/18/2049		7,583	5,959
Exxon Mobil Corp. 2.44% 8/16/2029		4,315	3,910
Exxon Mobil Corp. 2.61% 10/15/2030		1,700	1,534
Exxon Mobil Corp. 3.452% 4/15/2051		5,000	4,085
Genesis Energy, LP 6.50% 10/1/2025		27,824	27,372
Genesis Energy, LP 6.25% 5/15/2026		4,500	4,307
Genesis Energy, LP 8.00% 1/15/2027		52,582	51,985
Genesis Energy, LP 7.75% 2/1/2028		17,135	16,590
Genesis Energy, LP 8.875% 4/15/2030		16,194	16,477

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Harvest Midstream I, LP 7.50% 9/1/2028[8]	USD	17,985	$17,717
Hess Midstream Operations, LP 4.25% 2/15/2030[8]		5,020	4,403
Hess Midstream Operations, LP 5.50% 10/15/2030[8]		8,545	7,979
Hess Midstream Partners, LP 5.125% 6/15/2028[8]		14,435	13,611
Hilcorp Energy I, LP 6.25% 11/1/2028[8]		4,000	3,847
Hilcorp Energy I, LP 5.75% 2/1/2029[8]		2,960	2,756
Hilcorp Energy I, LP 6.00% 4/15/2030[8]		11,940	11,114
Hilcorp Energy I, LP 6.00% 2/1/2031[8]		19,400	18,012
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/2027[8]		4,295	4,252
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043		20,000	18,163
Kinder Morgan, Inc. 5.20% 6/1/2033		11,443	11,415
Kinder Morgan, Inc. 5.45% 8/1/2052		2,683	2,578
MPLX, LP 1.75% 3/1/2026		2,200	2,004
MPLX, LP 2.65% 8/15/2030		8,351	7,129
MPLX, LP 4.70% 4/15/2048		5,147	4,450
Nabors Industries, Inc. 7.375% 5/15/2027[8]		6,535	6,552
New Fortress Energy, Inc. 6.75% 9/15/2025[8]		23,360	22,383
New Fortress Energy, Inc. 6.50% 9/30/2026[8]		47,845	44,090
NGL Energy Operating, LLC 7.50% 2/1/2026[8]		161,084	153,204
NGL Energy Partners, LP 6.125% 3/1/2025		26,098	23,190
Northern Oil and Gas, Inc. 8.125% 3/1/2028[8]		35,360	35,269
NuStar Logistics, LP 6.00% 6/1/2026		9,165	8,986
NuStar Logistics, LP 5.625% 4/28/2027		2,270	2,182
Oasis Petroleum, Inc. 6.375% 6/1/2026[8]		16,763	16,532
Occidental Petroleum Corp. 2.90% 8/15/2024		13,065	12,537
Occidental Petroleum Corp. 5.875% 9/1/2025		26,705	27,063
Occidental Petroleum Corp. 8.50% 7/15/2027		13,000	14,397
Occidental Petroleum Corp. 6.375% 9/1/2028		10,370	10,786
Occidental Petroleum Corp. 8.875% 7/15/2030		43,590	51,386
Occidental Petroleum Corp. 6.625% 9/1/2030		11,445	12,164
Occidental Petroleum Corp. 6.125% 1/1/2031		8,850	9,250
Occidental Petroleum Corp. 6.45% 9/15/2036		5,400	5,687
Occidental Petroleum Corp. 6.20% 3/15/2040		1,500	1,517
Occidental Petroleum Corp. 6.60% 3/15/2046		5,125	5,464
ONEOK, Inc. 2.20% 9/15/2025		50	47
ONEOK, Inc. 5.85% 1/15/2026		5,631	5,772
ONEOK, Inc. 3.10% 3/15/2030		134	118
ONEOK, Inc. 6.35% 1/15/2031		837	890
ONEOK, Inc. 5.20% 7/15/2048		636	576
ONEOK, Inc. 4.50% 3/15/2050		285	231
ONEOK, Inc. 7.15% 1/15/2051		352	393
Parkland Corp. 4.625% 5/1/2030[8]		5,545	4,774
Petróleos Mexicanos 4.625% 9/21/2023		4,243	4,208
Petróleos Mexicanos 6.875% 10/16/2025		18,955	19,008
Petróleos Mexicanos 6.875% 8/4/2026		71,850	70,500
Petróleos Mexicanos 6.49% 1/23/2027		5,378	5,057
Petróleos Mexicanos 6.50% 3/13/2027		72,935	68,947
Petróleos Mexicanos 6.50% 1/23/2029		865	784
Petróleos Mexicanos 8.75% 6/2/2029		24,503	23,892
Petróleos Mexicanos 5.95% 1/28/2031		6,039	4,842
Petróleos Mexicanos 6.70% 2/16/2032		50,565	42,042
Petróleos Mexicanos 6.75% 9/21/2047		5,324	3,701
Pioneer Natural Resources Company 2.15% 1/15/2031		5,684	4,718
Plains All American Pipeline, LP 3.80% 9/15/2030		450	409
Range Resources Corp. 4.875% 5/15/2025		2,375	2,294
Range Resources Corp. 8.25% 1/15/2029		25,655	26,408
Range Resources Corp. 4.75% 2/15/2030[8]		22,135	19,856
Rockies Express Pipeline, LLC 4.95% 7/15/2029[8]		11,768	10,651
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		4,247	4,272
Sanchez Energy Corp. 7.25% 2/15/2023[8,12]		5,374	60
SM Energy Co. 6.50% 7/15/2028		2,975	2,834
Southwestern Energy Co. 5.95% 1/23/2025[10]		13,213	13,116
Southwestern Energy Co. 7.75% 10/1/2027		7,950	8,300
Southwestern Energy Co. 8.375% 9/15/2028		7,755	8,154
Southwestern Energy Co. 5.375% 2/1/2029		10,880	10,237
Southwestern Energy Co. 5.375% 3/15/2030		39,660	36,994
Southwestern Energy Co. 4.75% 2/1/2032		10,135	8,947

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Statoil ASA 3.25% 11/10/2024	USD	850	$833
Statoil ASA 4.25% 11/23/2041		3,000	2,824
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[8]		6,125	5,337
Sunoco Logistics Operating Partners, LP 4.00% 10/1/2027		1,900	1,821
Sunoco, LP 6.00% 4/15/2027		12,160	12,169
Sunoco, LP 5.875% 3/15/2028		12,700	12,490
Sunoco, LP 4.50% 5/15/2029		12,580	11,398
Sunoco, LP 4.50% 4/30/2030		6,950	6,201
Superior Plus, LP and Superior General Partner, Inc. 4.50% 3/15/2029[8]		3,825	3,386
Targa Resources Partners, LP 6.50% 7/15/2027		4,740	4,857
Targa Resources Partners, LP 6.875% 1/15/2029		9,385	9,649
Targa Resources Partners, LP 5.50% 3/1/2030		22,550	22,031
Total Capital International 3.127% 5/29/2050		8,100	6,198
Total SE 2.986% 6/29/2041		7,401	5,908
TransCanada PipeLines, Ltd. 4.10% 4/15/2030		5,254	5,012
Transocean Poseidon, Ltd. 6.875% 2/1/2027[8]		8,781	8,770
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[8]		22,659	23,544
Valero Energy Corp. 4.00% 4/1/2029		6,000	5,803
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[8]		7,746	7,900
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[8]		36,865	32,736
Weatherford International, Ltd. 11.00% 12/1/2024[8]		2,920	3,012
Weatherford International, Ltd. 6.50% 9/15/2028[8]		22,665	22,576
Weatherford International, Ltd. 8.625% 4/30/2030[8]		63,530	64,208
Western Gas Partners, LP 4.50% 3/1/2028		29,990	28,374
Western Gas Partners, LP 5.45% 4/1/2044		1,210	1,066
Western Midstream Operating, LP 3.35% 2/1/2025[10]		9,602	9,181
Western Midstream Operating, LP 4.75% 8/15/2028		3,540	3,340
Western Midstream Operating, LP 4.30% 2/1/2030[10]		13,900	12,750
Williams Companies, Inc. 3.50% 11/15/2030		2,081	1,908
			2,403,763

Health care 1.73%
AbbVie, Inc. 2.95% 11/21/2026		2,890	2,736
AbbVie, Inc. 4.55% 3/15/2035		6,750	6,629
AbbVie, Inc. 4.30% 5/14/2036		1,003	955
AbbVie, Inc. 4.75% 3/15/2045		1,203	1,158
AdaptHealth, LLC 5.125% 3/1/2030[8]		15,450	13,770
AmerisourceBergen Corp. 0.737% 3/15/2023		4,382	4,361
Amgen, Inc. 4.05% 8/18/2029		5,900	5,704
Amgen, Inc. 4.40% 2/22/2062		3,999	3,424
Anthem, Inc. 2.375% 1/15/2025		2,046	1,956
AstraZeneca Finance, LLC 1.20% 5/28/2026		10,098	9,126
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,612	4,941
AstraZeneca Finance, LLC 2.25% 5/28/2031		2,650	2,294
AstraZeneca PLC 3.375% 11/16/2025		4,500	4,395
Avantor Funding, Inc. 4.625% 7/15/2028[8]		27,540	25,996
Avantor Funding, Inc. 3.875% 11/1/2029[8]		25,835	22,748
Bausch Health Americas, Inc. 9.25% 4/1/2026[8]		8,225	6,128
Bausch Health Americas, Inc. 8.50% 1/31/2027[8]		6,320	3,342
Bausch Health Companies, Inc. 9.00% 12/15/2025[8]		16,475	13,000
Bausch Health Companies, Inc. 7.00% 1/15/2028[8]		7,120	3,271
Bausch Health Companies, Inc. 5.00% 1/30/2028[8]		19,194	8,635
Bausch Health Companies, Inc. 4.875% 6/1/2028[8]		60,725	39,115
Bausch Health Companies, Inc. 5.00% 2/15/2029[8]		1,145	516
Bausch Health Companies, Inc. 7.25% 5/30/2029[8]		1,325	594
Bausch Health Companies, Inc. 5.25% 2/15/2031[8]		17,603	7,987
Baxter International, Inc. 1.322% 11/29/2024		21,489	20,181
Baxter International, Inc. 1.915% 2/1/2027		21,489	19,407
Baxter International, Inc. 2.272% 12/1/2028		11,534	10,094
Bayer US Finance II, LLC 3.875% 12/15/2023[8]		3,850	3,802
Bayer US Finance II, LLC 4.25% 12/15/2025[8]		14,109	13,874
Bayer US Finance II, LLC 4.40% 7/15/2044[8]		13,090	10,878
Boston Scientific Corp. 1.90% 6/1/2025		9,109	8,572
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[8]		11,937	11,305
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[8]		17,495	14,499
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[8]		4,915	4,067
Centene Corp. 4.25% 12/15/2027		50,425	48,431

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Centene Corp. 2.45% 7/15/2028	USD	47,440	$41,154
Centene Corp. 4.625% 12/15/2029		59,080	56,202
Centene Corp. 3.375% 2/15/2030		44,100	38,837
Centene Corp. 3.00% 10/15/2030		2,188	1,874
Centene Corp. 2.50% 3/1/2031		12,110	9,917
Centene Corp. 2.625% 8/1/2031		2,630	2,158
Charles River Laboratories International, Inc. 4.25% 5/1/2028[8]		27,840	25,794
Charles River Laboratories International, Inc. 3.75% 3/15/2029[8]		2,500	2,230
Community Health Systems, Inc. 5.625% 3/15/2027[8]		21,210	18,803
Community Health Systems, Inc. 6.00% 1/15/2029[8]		8,870	7,797
Community Health Systems, Inc. 5.25% 5/15/2030[8]		29,625	23,943
CVS Health Corp. 4.30% 3/25/2028		14,910	14,666
DaVita, Inc. 4.625% 6/1/2030[8]		15,055	12,700
Elevance Health, Inc. 4.90% 2/8/2026		6,445	6,452
Elevance Health, Inc. 4.75% 2/15/2033		3,648	3,664
Elevance Health, Inc. 5.125% 2/15/2053		1,546	1,556
Eli Lilly and Company 3.375% 3/15/2029		1,353	1,298
Encompass Health Corp. 4.50% 2/1/2028		13,743	12,848
Encompass Health Corp. 4.75% 2/1/2030		4,560	4,186
GlaxoSmithKline PLC 3.625% 5/15/2025		4,625	4,555
Grifols Escrow Issuer SA 4.75% 10/15/2028[8]		14,480	12,612
HCA, Inc. 5.875% 2/15/2026		13,870	14,124
HCA, Inc. 5.375% 9/1/2026		9,680	9,742
HCA, Inc. 3.125% 3/15/2027[8]		8,130	7,563
HCA, Inc. 5.625% 9/1/2028		20,915	21,297
HCA, Inc. 3.375% 3/15/2029[8]		9,299	8,424
HCA, Inc. 3.50% 9/1/2030		20,534	18,417
HCA, Inc. 2.375% 7/15/2031		305	248
HCA, Inc. 3.625% 3/15/2032[8]		10,000	8,886
HCA, Inc. 4.375% 3/15/2042[8]		5,000	4,260
HCA, Inc. 4.625% 3/15/2052[8]		4,747	4,010
HealthEquity, Inc. 4.50% 10/1/2029[8]		22,525	20,195
Iqvia, Inc. 5.00% 5/15/2027[8]		11,510	11,184
Jazz Securities DAC 4.375% 1/15/2029[8]		14,125	12,906
Mallinckrodt PLC 10.00% 4/15/2025[8]		12,820	11,202
Merck & Co., Inc. 1.90% 12/10/2028		2,740	2,420
Merck & Co., Inc. 2.75% 12/10/2051		5,514	3,981
Molina Healthcare, Inc. 4.375% 6/15/2028[8]		25,980	24,030
Molina Healthcare, Inc. 3.875% 11/15/2030[8]		12,815	11,038
Molina Healthcare, Inc. 3.875% 5/15/2032[8]		32,460	27,260
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[8]		19,695	16,518
Novant Health, Inc. 3.168% 11/1/2051		6,000	4,439
Novartis Capital Corp. 2.00% 2/14/2027		3,090	2,864
Option Care Health, Inc. 4.375% 10/31/2029[8]		16,705	14,453
Organon Finance 1, LLC 4.125% 4/30/2028[8]		28,670	25,966
Owens & Minor, Inc. 4.375% 12/15/2024		32,762	32,012
Owens & Minor, Inc. 4.50% 3/31/2029[8]		44,090	35,979
Par Pharmaceutical, Inc. 7.50% 4/1/2027[8]		67,797	53,128
Pfizer, Inc. 3.45% 3/15/2029		4,800	4,635
Radiology Partners, Inc. 9.25% 2/1/2028[8]		35,255	21,383
Rede D’Or Finance SARL 4.95% 1/17/2028		1,820	1,691
Rede D’Or Finance SARL 4.50% 1/22/2030		8,840	7,746
RP Escrow Issuer, LLC 5.25% 12/15/2025[8]		13,660	11,167
Select Medical Holdings Corp. 6.25% 8/15/2026[8]		18,853	18,437
Shire PLC 2.875% 9/23/2023		1,759	1,733
Summa Health 3.511% 11/15/2051		2,650	1,926
Surgery Center Holdings 10.00% 4/15/2027[8]		9,612	9,818
Tenet Healthcare Corp. 4.625% 7/15/2024		5,642	5,572
Tenet Healthcare Corp. 4.875% 1/1/2026		106,640	103,987
Tenet Healthcare Corp. 5.125% 11/1/2027		13,695	13,197
Tenet Healthcare Corp. 4.25% 6/1/2029		35,940	32,054
Tenet Healthcare Corp. 4.375% 1/15/2030		10,985	9,781
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023		11,500	11,359
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024		76,069	75,926
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025		26,880	27,278
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		100,615	90,397
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027		98,070	91,205

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	USD	214,795	$216,299
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		108,360	100,064
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046		126,935	87,185
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		2,435	2,255
UnitedHealth Group, Inc. 1.15% 5/15/2026		5,633	5,102
UnitedHealth Group, Inc. 5.30% 2/15/2030		10,000	10,520
UnitedHealth Group, Inc. 2.00% 5/15/2030		2,102	1,796
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,066	3,024
UnitedHealth Group, Inc. 3.05% 5/15/2041		8,325	6,660
UnitedHealth Group, Inc. 3.25% 5/15/2051		5,379	4,216
UnitedHealth Group, Inc. 4.75% 5/15/2052		3,002	2,977
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[8]		67,990	57,909
			2,104,982

Communication services 1.57%
Altice France Holding SA 10.50% 5/15/2027[8]		11,630	10,007
Altice France Holding SA 5.125% 7/15/2029[8]		71,512	56,223
AT&T, Inc. 1.65% 2/1/2028		7,175	6,293
AT&T, Inc. 3.50% 9/15/2053		11,419	8,438
British Telecommunications PLC 9.625% 12/15/2030[10]		4,011	5,062
CCO Holdings, LLC 5.125% 5/1/2027[8]		13,485	12,868
CCO Holdings, LLC 5.00% 2/1/2028[8]		13,250	12,390
CCO Holdings, LLC 4.75% 3/1/2030[8]		28,837	25,232
CCO Holdings, LLC 4.50% 8/15/2030[8]		41,075	35,145
CCO Holdings, LLC 4.25% 2/1/2031[8]		43,950	36,665
CCO Holdings, LLC 4.75% 2/1/2032[8]		27,835	23,699
CCO Holdings, LLC 4.50% 5/1/2032		19,415	16,091
CCO Holdings, LLC 4.50% 6/1/2033[8]		37,190	30,271
Centerfield Media Parent, Inc. 6.625% 8/1/2026[8]		11,255	7,846
CenturyLink, Inc. 4.00% 2/15/2027[8]		45,226	38,202
CenturyLink, Inc. 7.65% 3/15/2042		270	180
Charter Communications Operating, LLC 3.70% 4/1/2051		15,000	9,986
Charter Communications Operating, LLC 3.90% 6/1/2052		5,000	3,419
Cogent Communications Group, Inc. 3.50% 5/1/2026[8]		10,700	9,920
Comcast Corp. 2.887% 11/1/2051		11,570	8,095
Connect Finco SARL 6.75% 10/1/2026[8]		16,600	15,894
CSC Holdings, LLC 3.375% 2/15/2031[8]		18,725	13,083
Diamond Sports Group, LLC 6.625% 8/15/2027[8]		27,190	578
Directv Financing, LLC 5.875% 8/15/2027[8]		46,420	42,116
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.570% 8/2/2027[7,11]		12,798	12,610
DISH Network Corp. 11.75% 11/15/2027[8]		64,175	66,781
Embarq Corp. 7.995% 6/1/2036		55,817	27,023
Fox Corp. 4.03% 1/25/2024		1,120	1,108
Frontier Communications Corp. 5.875% 10/15/2027[8]		34,240	32,741
Frontier Communications Corp. 5.00% 5/1/2028[8]		49,395	44,979
Frontier Communications Corp. 6.75% 5/1/2029[8]		49,388	42,413
Frontier Communications Holdings, LLC 5.875% 11/1/2029		12,195	9,956
Frontier Communications Holdings, LLC 6.00% 1/15/2030[8]		9,875	8,123
Frontier Communications Holdings, LLC 8.75% 5/15/2030[8]		17,175	17,823
Gray Escrow II, Inc. 5.375% 11/15/2031[8]		4,650	3,582
Gray Television, Inc. 7.00% 5/15/2027[8]		17,880	16,291
iHeartCommunications, Inc. 5.25% 8/15/2027[8]		21,050	18,880
Intelsat Jackson Holding Co. 6.50% 3/15/2030[8]		18,565	16,903
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.23% 12/4/2026[7,11]		6,300	5,970
Lamar Media Corp. 3.75% 2/15/2028		5,094	4,631
Lamar Media Corp. 4.875% 1/15/2029		21,525	20,282
Lamar Media Corp. 3.625% 1/15/2031		8,515	7,242
Liberty Global PLC 5.50% 1/15/2028[8]		7,975	7,288
Ligado Networks, LLC 15.50% PIK 11/1/2023[8,9]		55,989	19,458
Live Nation Entertainment, Inc. 4.75% 10/15/2027[8]		10,000	9,263
Live Nation Entertainment, Inc. 3.75% 1/15/2028[8]		5,950	5,309
Meta Platforms, Inc. 3.85% 8/15/2032		9,295	8,647
Midas OpCo Holdings, LLC 5.625% 8/15/2029[8]		16,750	14,699
Netflix, Inc. 3.625% 6/15/2025[8]		290	279
Netflix, Inc. 4.875% 4/15/2028		26,324	26,259
Netflix, Inc. 5.875% 11/15/2028		39,267	40,835

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 6.375% 5/15/2029	USD	19,046	$20,432
Netflix, Inc. 5.375% 11/15/2029[8]		39,589	40,205
Netflix, Inc. 4.875% 6/15/2030[8]		34,734	34,342
News Corp. 3.875% 5/15/2029[8]		17,450	15,638
News Corp. 5.125% 2/15/2032[8]		22,780	21,477
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[8]		56,875	51,412
Nexstar Escrow Corp. 5.625% 7/15/2027[8]		6,480	6,182
SBA Tower Trust 1.631% 11/15/2026[8]		23,592	20,631
Scripps Escrow II, Inc. 3.875% 1/15/2029[8]		7,300	6,107
Sinclair Television Group, Inc. 4.125% 12/1/2030[8]		11,150	8,877
Sirius XM Radio, Inc. 5.00% 8/1/2027[8]		4,791	4,540
Sirius XM Radio, Inc. 4.00% 7/15/2028[8]		57,450	51,210
Sirius XM Radio, Inc. 4.125% 7/1/2030[8]		19,300	16,575
Sirius XM Radio, Inc. 3.875% 9/1/2031[8]		34,805	28,736
Sprint Corp. 7.125% 6/15/2024		10,000	10,225
Sprint Corp. 7.625% 2/15/2025		36,000	37,415
Sprint Corp. 7.625% 3/1/2026		29,760	31,514
Sprint Corp. 6.875% 11/15/2028		50,192	53,763
Sprint Corp. 8.75% 3/15/2032		20,210	24,987
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		7,634	7,483
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		4,502	4,227
T-Mobile US, Inc. 2.25% 2/15/2026		8,000	7,426
T-Mobile US, Inc. 2.625% 4/15/2026		6,250	5,811
T-Mobile US, Inc. 2.05% 2/15/2028		11,475	10,115
T-Mobile US, Inc. 2.625% 2/15/2029		5,585	4,890
T-Mobile US, Inc. 2.40% 3/15/2029		2,929	2,550
T-Mobile US, Inc. 2.55% 2/15/2031		1,790	1,521
T-Mobile US, Inc. 2.875% 2/15/2031		26,123	22,363
T-Mobile US, Inc. 2.70% 3/15/2032		6,775	5,735
T-Mobile US, Inc. 3.40% 10/15/2052		4,589	3,354
Univision Communications, Inc. 5.125% 2/15/2025[8]		5,770	5,628
Univision Communications, Inc. 6.625% 6/1/2027[8]		39,575	38,834
Univision Communications, Inc. 4.50% 5/1/2029[8]		73,515	63,353
Univision Communications, Inc. 7.375% 6/30/2030[8]		9,250	9,083
UPC Broadband Finco BV 4.875% 7/15/2031[8]		48,900	43,088
Verizon Communications, Inc. 4.329% 9/21/2028		14,870	14,676
Verizon Communications, Inc. 2.55% 3/21/2031		6,100	5,211
Verizon Communications, Inc. 3.40% 3/22/2041		10,000	8,062
Verizon Communications, Inc. 2.875% 11/20/2050		5,625	3,832
Virgin Media O2 4.25% 1/31/2031[8]		25,888	21,652
Virgin Media Secured Finance PLC 4.50% 8/15/2030[8]		26,070	22,520
VMED O2 UK Financing I PLC 4.75% 7/15/2031[8]		1,068	910
Vodafone Group PLC 4.25% 9/17/2050		7,275	6,045
VZ Secured Financing BV 5.00% 1/15/2032[8]		21,790	18,685
Warner Music Group 3.75% 12/1/2029[8]		3,621	3,174
Warner Music Group 3.875% 7/15/2030[8]		24,344	21,490
Warner Music Group 3.00% 2/15/2031[8]		7,235	6,010
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[8]		20,413	19,983
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[8]		17,133	16,528
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[8]		20,795	19,500
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[8]		5,500	5,051
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[8]		14,439	12,862
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[8]		11,475	9,811
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[8]		5,370	4,467
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[8]		3,203	2,670
Ziggo Bond Co. BV 5.125% 2/28/2030[8]		21,600	17,881
Ziggo Bond Finance BV 4.875% 1/15/2030[8]		17,345	15,131
ZipRecruiter, Inc. 5.00% 1/15/2030[8]		17,000	14,812
			1,907,770

Industrials 1.48%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[8]		7,905	7,758
Air Lease Corp. 2.875% 1/15/2026		21,796	20,457
Air Lease Corp. 2.20% 1/15/2027		11,245	10,088
Air Lease Corp. 5.30% 2/1/2028		13,000	12,985
Air Lease Corp. 2.10% 9/1/2028		5,900	5,043
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[8]		25,185	21,337

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
American Airlines, Inc., Series 2013-2, Class A, 4.95% 7/15/2024	USD	1,506	$1,506
Ashtead Capital, Inc. 5.50% 8/11/2032[8]		23,490	23,588
Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 10.561% 3/8/2029[7,11]		29,850	25,820
Atkore, Inc. 4.25% 6/1/2031[8]		12,215	10,734
ATS Automation Tooling Systems, Inc. 4.125% 12/15/2028[8]		3,975	3,566
Avis Budget Car Rental, LLC 5.75% 7/15/2027[8]		12,675	11,926
Avis Budget Group, Inc. 5.375% 3/1/2029[8]		18,760	16,797
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[8]		22,645	21,951
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[8]		17,179	15,376
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[8]		8,919	8,474
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[8]		17,000	15,360
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[8]		4,438	3,833
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[8]		10,000	8,621
Boeing Company 1.95% 2/1/2024		523	507
Boeing Company 4.875% 5/1/2025		55,978	56,005
Boeing Company 2.75% 2/1/2026		16,896	15,937
Boeing Company 2.196% 2/4/2026		29,049	26,868
Boeing Company 3.10% 5/1/2026		1,454	1,385
Boeing Company 5.04% 5/1/2027		22,445	22,680
Boeing Company 3.25% 2/1/2028		20,952	19,573
Boeing Company 3.25% 3/1/2028		1,025	956
Boeing Company 5.15% 5/1/2030		67,436	68,019
Boeing Company 3.625% 2/1/2031		4,650	4,263
Boeing Company 3.60% 5/1/2034		9,000	7,727
Boeing Company 3.25% 2/1/2035		475	386
Boeing Company 3.50% 3/1/2039		5,544	4,341
Boeing Company 5.705% 5/1/2040		23,854	24,436
Boeing Company 3.90% 5/1/2049		3,149	2,450
Boeing Company 3.75% 2/1/2050		1,805	1,391
Boeing Company 5.805% 5/1/2050		33,779	34,528
Bombardier, Inc. 7.125% 6/15/2026[8]		45,450	45,402
Bombardier, Inc. 7.875% 4/15/2027[8]		94,990	95,035
Bombardier, Inc. 6.00% 2/15/2028[8]		32,983	31,325
Bombardier, Inc. 7.50% 2/1/2029[8]		9,034	9,035
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050		10,000	8,266
BWX Technologies, Inc. 4.125% 6/30/2028[8]		5,190	4,689
BWX Technologies, Inc. 4.125% 4/15/2029[8]		13,360	11,972
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026		3,515	3,184
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		5,255	4,540
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		5,532	4,086
Carrier Global Corp. 2.722% 2/15/2030		2,000	1,749
Carrier Global Corp. 3.577% 4/5/2050		4,100	3,197
Chart Industries, Inc. 7.50% 1/1/2030[8]		11,063	11,326
Clarivate Science Holdings Corp. 3.875% 7/1/2028[8]		12,595	11,255
Clarivate Science Holdings Corp. 4.875% 7/1/2029[8]		25,820	22,754
Clean Harbors, Inc. 6.375% 2/1/2031[8]		14,638	14,929
CoreLogic, Inc. 4.50% 5/1/2028[8]		80,461	64,083
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.125% 6/4/2029[7,11]		3,525	2,585
Covanta Holding Corp. 4.875% 12/1/2029[8]		19,365	16,947
CSX Corp. 3.80% 3/1/2028		1,550	1,512
CSX Corp. 4.50% 3/15/2049		3,785	3,523
CSX Corp. 4.50% 11/15/2052		9,000	8,368
Dun & Bradstreet Corp. 5.00% 12/15/2029[8]		44,192	39,189
General Dynamics Corp. 3.625% 4/1/2030		6,433	6,213
General Electric Co., Series D, (3-month USD-LIBOR + 3.33%) 8.099% junior subordinated perpetual bonds[7]		95,170	95,194
Harsco Corp. 5.75% 7/31/2027[8]		25,420	21,545
Honeywell International, Inc. 2.30% 8/15/2024		4,405	4,258
Howmet Aerospace, Inc. 6.875% 5/1/2025		2,815	2,903
Howmet Aerospace, Inc. 5.90% 2/1/2027		5,150	5,247
Icahn Enterprises Finance Corp. 4.75% 9/15/2024		17,320	16,930
Icahn Enterprises, LP 5.25% 5/15/2027		5,855	5,459
Icahn Enterprises, LP 4.375% 2/1/2029		9,625	8,395
JELD-WEN Holding, Inc. 4.875% 12/15/2027[8]		14,345	11,740
L3Harris Technologies, Inc. 1.80% 1/15/2031		8,925	7,173
Labl Escrow Issuer, LLC 10.50% 7/15/2027[8]		7,095	6,759

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Lockheed Martin Corp. 5.10% 11/15/2027	USD	3,805	$3,951
Lockheed Martin Corp. 5.25% 1/15/2033		6,969	7,442
Lockheed Martin Corp. 5.70% 11/15/2054		7,398	8,413
LSC Communications, Inc. 8.75% 10/15/2023[2,8,12]		25,850	78
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,7,11,12]		3,697	11
Masco Corp. 1.50% 2/15/2028		8,605	7,338
Masco Corp. 2.00% 2/15/2031		4,970	4,028
Masco Corp. 3.125% 2/15/2051		2,294	1,564
MasTec, Inc. 4.50% 8/15/2028[8]		19,290	17,897
Mexico City Airport Trust 3.875% 4/30/2028[8]		770	737
Mexico City Airport Trust 5.50% 10/31/2046		2,303	1,874
Mexico City Airport Trust 5.50% 7/31/2047		4,482	3,637
Mexico City Airport Trust 5.50% 7/31/2047[8]		215	175
Mileage Plus Holdings, LLC 6.50% 6/20/2027[8]		36,216	36,633
Moog, Inc. 4.25% 12/9/2027[8]		11,829	10,986
Mueller Water Products, Inc. 4.00% 6/15/2029[8]		5,110	4,538
Norfolk Southern Corp. 4.45% 3/1/2033		2,208	2,199
Norfolk Southern Corp. 3.05% 5/15/2050		3,727	2,714
Norfolk Southern Corp. 4.55% 6/1/2053		2,321	2,169
Northrop Grumman Corp. 3.25% 1/15/2028		8,995	8,549
Otis Worldwide Corp. 2.293% 4/5/2027		2,440	2,239
PGT Innovations, Inc. 4.375% 10/1/2029[8]		19,090	16,497
Raytheon Technologies Corp. 1.90% 9/1/2031		7,500	6,117
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[8]		3,060	2,761
Rolls-Royce PLC 5.75% 10/15/2027[8]		35,800	34,862
Sensata Technologies Holding BV 4.00% 4/15/2029[8]		19,310	17,361
Sensata Technologies, Inc. 3.75% 2/15/2031[8]		7,225	6,143
Siemens AG 1.20% 3/11/2026[8]		20,585	18,642
Siemens AG 1.70% 3/11/2028[8]		11,475	10,171
SkyMiles IP, Ltd. 4.75% 10/20/2028[8]		36,495	35,579
Spirit AeroSystems, Inc. 9.375% 11/30/2029[8]		9,998	10,878
Stericycle, Inc. 3.875% 1/15/2029[8]		29,450	26,167
The Brink’s Co. 4.625% 10/15/2027[8]		12,800	11,957
TransDigm, Inc. 6.25% 3/15/2026[8]		61,602	61,650
TransDigm, Inc. 5.50% 11/15/2027		55,399	52,967
TransDigm, Inc. 4.625% 1/15/2029		9,870	8,918
Triton Container International, Ltd. 1.15% 6/7/2024[8]		3,938	3,682
Triton Container International, Ltd. 3.15% 6/15/2031[8]		7,222	5,814
Triumph Group, Inc. 8.875% 6/1/2024[8]		18,608	18,913
Triumph Group, Inc. 6.25% 9/15/2024[8]		40,765	39,407
Triumph Group, Inc. 7.75% 8/15/2025		33,535	28,530
Uber Technologies, Inc. 8.00% 11/1/2026[8]		22,165	22,713
Union Pacific Corp. 3.75% 7/15/2025		4,720	4,643
Union Pacific Corp. 2.40% 2/5/2030		1,931	1,702
Union Pacific Corp. 2.891% 4/6/2036		3,245	2,713
Union Pacific Corp. 2.95% 3/10/2052		5,000	3,632
United Airlines, Inc. 4.375% 4/15/2026[8]		7,700	7,319
United Airlines, Inc. 4.625% 4/15/2029[8]		18,680	17,068
United Rentals, Inc. 5.25% 1/15/2030		6,840	6,627
United Rentals, Inc. 3.875% 2/15/2031		8,600	7,580
United Rentals, Inc. 3.75% 1/15/2032		4,750	4,114
United Technologies Corp. 3.95% 8/16/2025		5,290	5,223
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[8]		9,075	8,412
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[8,12]		1,750	10
WESCO Distribution, Inc. 7.125% 6/15/2025[8]		5,905	6,007
WESCO Distribution, Inc. 7.25% 6/15/2028[8]		6,435	6,601
Westinghouse Air Brake Technologies Corp. 4.40% 3/15/2024[10]		1,491	1,472
			1,797,463

Materials 1.12%
Air Products and Chemicals, Inc. 1.85% 5/15/2027		1,857	1,693
Alcoa Nederland Holding BV 5.50% 12/15/2027[8]		13,410	13,273
Alcoa Nederland Holding BV 4.125% 3/31/2029[8]		6,725	6,237
Allegheny Technologies, Inc. 4.875% 10/1/2029		30,055	27,536
Allegheny Technologies, Inc. 5.125% 10/1/2031		15,485	14,088
Anglo American Capital PLC 2.25% 3/17/2028[8]		6,553	5,737

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Anglo American Capital PLC 2.625% 9/10/2030[8]	USD	16,107	$13,700
Arconic Corp. 6.00% 5/15/2025[8]		10,820	10,740
Arconic Rolled Products Corp. 6.125% 2/15/2028[8]		3,300	3,175
Ardagh Group SA 6.50% Cash 6/30/2027[8,9]		16,497	12,965
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[8]		13,540	11,217
Avient Corp. 7.125% 8/1/2030[8]		6,900	6,960
Axalta Coating Systems, LLC 4.75% 6/15/2027[8]		14,076	13,318
Ball Corp. 6.875% 3/15/2028		30,745	31,748
Ball Corp. 3.125% 9/15/2031		20,755	17,001
CAN-PACK SA 3.875% 11/15/2029[8]		17,050	14,178
Celanese US Holdings, LLC 6.165% 7/15/2027		24,000	24,326
Celanese US Holdings, LLC 6.379% 7/15/2032		5,829	5,877
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		1,300	1,293
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		58,860	57,959
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[8]		34,930	32,614
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[8]		8,989	8,408
CRH America, Inc. 5.125% 5/18/2045[8]		350	339
CVR Partners, LP 6.125% 6/15/2028[8]		12,450	11,286
Dow Chemical Co. 3.60% 11/15/2050		13,746	10,669
Element Solutions, Inc. 3.875% 9/1/2028[8]		21,085	18,687
First Quantum Minerals, Ltd. 6.50% 3/1/2024[8]		35,546	35,539
First Quantum Minerals, Ltd. 7.50% 4/1/2025[8]		81,086	79,945
First Quantum Minerals, Ltd. 6.875% 3/1/2026[8]		56,614	55,123
First Quantum Minerals, Ltd. 6.875% 10/15/2027[8]		110,196	106,965
FXI Holdings, Inc. 7.875% 11/1/2024[8]		40,869	36,900
FXI Holdings, Inc. 12.25% 11/15/2026[8]		37,412	33,905
GPC Merger Sub, Inc. 7.125% 8/15/2028[8]		13,485	11,809
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[8]		3,375	2,923
Kaiser Aluminum Corp. 4.625% 3/1/2028[8]		20,295	18,550
Labl, Inc. 8.25% 11/1/2029[8]		14,070	11,828
LSB Industries, Inc. 6.25% 10/15/2028[8]		21,205	19,133
LYB International Finance III, LLC 2.25% 10/1/2030		2,924	2,436
LYB International Finance III, LLC 3.625% 4/1/2051		36,739	26,981
LYB International Finance III, LLC 3.80% 10/1/2060		4,106	2,960
Mauser Packaging Solutions Holding Company 5.50% 4/15/2024[8]		9,890	9,895
Mauser Packaging Solutions Holding Company 7.875% 8/15/2026[8]		15,535	15,690
Methanex Corp. 5.125% 10/15/2027		90,595	86,404
Mineral Resources, Ltd. 8.50% 5/1/2030[8]		30,090	31,127
Nova Chemicals Corp. 4.25% 5/15/2029[8]		23,100	19,838
Novelis Corp. 4.75% 1/30/2030[8]		27,653	25,068
Novelis Corp. 3.875% 8/15/2031[8]		21,782	18,417
Nutrien, Ltd. 1.90% 5/13/2023		7,974	7,904
Praxair, Inc. 1.10% 8/10/2030		4,407	3,533
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[8]		54,585	48,106
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[8]		28,925	24,779
Scotts Miracle-Gro Co. 4.50% 10/15/2029		18,840	16,274
Scotts Miracle-Gro Co. 4.375% 2/1/2032		21,605	17,636
Sealed Air Corp. 4.00% 12/1/2027[8]		19,239	17,821
Sealed Air Corp. 6.125% 2/1/2028[8]		28,890	29,176
Sherwin-Williams Company 3.80% 8/15/2049		10,414	8,308
Silgan Holdings, Inc. 4.125% 2/1/2028		12,714	11,887
South32 Treasury, Ltd. 4.35% 4/14/2032[8]		2,793	2,518
SPCM SA 3.375% 3/15/2030[8]		3,990	3,382
Summit Materials, LLC 6.50% 3/15/2027[8]		9,760	9,741
Summit Materials, LLC 5.25% 1/15/2029[8]		12,425	11,682
Trivium Packaging BV 5.50% 8/15/2026[8]		6,997	6,726
Trivium Packaging BV 8.50% 8/15/2027[8]		5,615	5,409
Valvoline, Inc. 4.25% 2/15/2030[8]		11,680	11,498
Valvoline, Inc. 3.625% 6/15/2031[8]		14,104	11,886
Venator Finance SARL 9.50% 7/1/2025[8]		27,717	22,035
Venator Finance SARL 5.75% 7/15/2025[8]		59,725	21,130
Venator Finance SARL, Term Loan, (3-month USD-LIBOR + 3.00%) 7.73% 8/8/2024[7,11]		3,241	2,597
W. R. Grace Holdings, LLC 5.625% 8/15/2029[8]		9,455	7,904
Warrior Met Coal, Inc. 7.875% 12/1/2028[8]		40,810	40,259
Westlake Chemical Corp. 5.00% 8/15/2046		350	316
Westlake Chemical Corp. 4.375% 11/15/2047		300	248
			1,369,215

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.93%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 4/23/2025[8]	USD	5,800	$5,775
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 6/22/2026[8]		200	200
AEP Transmission Co., LLC 3.65% 4/1/2050		250	206
AES Corp. 3.30% 7/15/2025[8]		17,950	17,140
American Electric Power Company, Inc. 4.30% 12/1/2028		3,300	3,230
American Water Cap Corp. 2.80% 5/1/2030		1,200	1,074
AmeriGas Partners, LP 5.50% 5/20/2025		6,850	6,653
Baltimore Gas & Electric 4.55% 6/1/2052		1,950	1,840
Calpine Corp. 5.125% 3/15/2028[8]		12,315	11,166
Calpine Corp. 3.75% 3/1/2031[8]		12,570	10,496
Colbun SA 3.95% 10/11/2027[8]		1,554	1,475
Comisión Federal de Electricidad 4.688% 5/15/2029[8]		14,525	13,427
Commonwealth Edison Co. 3.85% 3/15/2052		5,225	4,448
Consolidated Edison Company of New York, Inc. 3.60% 6/15/2061		8,390	6,545
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[10]		2,550	2,475
Duke Energy Corp. 4.50% 8/15/2032		12,550	12,233
Duke Energy Corp. 3.50% 6/15/2051		4,500	3,405
Duke Energy Indiana, Inc. 4.90% 7/15/2043		14,785	14,772
Duke Energy Indiana, Inc. 3.25% 10/1/2049		3,100	2,310
Duke Energy Progress, Inc. 4.15% 12/1/2044		2,110	1,879
Edison International 3.55% 11/15/2024		20,475	19,934
Edison International 4.95% 4/15/2025		400	398
Edison International 5.75% 6/15/2027		6,745	6,919
Edison International 4.125% 3/15/2028		5,866	5,579
Edison International 6.95% 11/15/2029		1,650	1,793
EDP Finance BV 3.625% 7/15/2024[8]		10,175	9,994
Electricité de France SA 4.75% 10/13/2035[8]		8,250	7,379
Electricité de France SA 4.875% 9/21/2038[8]		1,750	1,547
Emera US Finance, LP 0.833% 6/15/2024		1,675	1,575
Emera US Finance, LP 2.639% 6/15/2031		2,100	1,713
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]		36,024	35,515
Empresa Nacional de Electricidad SA 4.25% 4/15/2024		900	893
Enel Società per Azioni 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[8,10]		37,337	37,655
Entergy Corp. 2.80% 6/15/2030		6,650	5,795
Entergy Louisiana, LLC 4.20% 9/1/2048		5,125	4,551
Eversource Energy 3.80% 12/1/2023		4,095	4,054
FirstEnergy Corp. 1.60% 1/15/2026		989	889
FirstEnergy Corp. 3.50% 4/1/2028[8]		2,500	2,339
FirstEnergy Corp. 4.10% 5/15/2028[8]		1,325	1,279
FirstEnergy Corp. 2.65% 3/1/2030		2,500	2,139
FirstEnergy Corp. 2.25% 9/1/2030		900	740
FirstEnergy Corp. 3.40% 3/1/2050		15,250	10,852
FirstEnergy Corp., Series B, 4.15% 7/15/2027 (4.15% on 1/15/2023)[10]		49,187	47,067
FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]		10,750	9,641
Georgia Power Co. 2.65% 9/15/2029		450	397
Georgia Power Co. 3.70% 1/30/2050		1,862	1,485
Gulf Power Co. 3.30% 5/30/2027		600	576
Interstate Power and Light Co. 3.25% 12/1/2024		3,250	3,161
Israel Electric Corp., Ltd. 8.10% 12/15/2096[8]		4,905	5,824
Jersey Central Power & Light Co. 2.75% 3/1/2032[8]		1,025	868
Mississippi Power Co. 3.95% 3/30/2028		6,437	6,212
Mississippi Power Co. 4.25% 3/15/2042		2,550	2,207
Monongahela Power Co. 3.55% 5/15/2027[8]		2,550	2,442
Northern States Power Co. 3.20% 4/1/2052		4,715	3,626
Pacific Gas and Electric Co. 4.25% 8/1/2023		10,400	10,355
Pacific Gas and Electric Co. 1.70% 11/15/2023		6,950	6,770
Pacific Gas and Electric Co. 3.85% 11/15/2023		8,710	8,616
Pacific Gas and Electric Co. 3.40% 8/15/2024		4,510	4,383
Pacific Gas and Electric Co. 3.50% 6/15/2025		1,498	1,427
Pacific Gas and Electric Co. 3.15% 1/1/2026		43,225	40,944
Pacific Gas and Electric Co. 2.95% 3/1/2026		22,350	20,882
Pacific Gas and Electric Co. 3.30% 3/15/2027		10,999	10,177
Pacific Gas and Electric Co. 2.10% 8/1/2027		1,034	908
Pacific Gas and Electric Co. 3.30% 12/1/2027		28,000	25,606
Pacific Gas and Electric Co. 3.00% 6/15/2028		7,415	6,635
Pacific Gas and Electric Co. 3.75% 7/1/2028		16,225	14,924

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD	10,211	$9,702
Pacific Gas and Electric Co. 4.55% 7/1/2030		64,037	59,790
Pacific Gas and Electric Co. 2.50% 2/1/2031		28,189	22,769
Pacific Gas and Electric Co. 3.25% 6/1/2031		5,850	4,971
Pacific Gas and Electric Co. 6.15% 1/15/2033		6,150	6,328
Pacific Gas and Electric Co. 3.30% 8/1/2040		4,050	2,912
Pacific Gas and Electric Co. 3.75% 8/15/2042		17,045	12,435
Pacific Gas and Electric Co. 3.50% 8/1/2050		5,080	3,436
PacifiCorp 3.30% 3/15/2051		1,150	893
PacifiCorp, First Mortgage Bonds, 4.125% 1/15/2049		11,000	9,699
PG&E Corp. 5.00% 7/1/2028		46,990	44,091
PG&E Corp. 5.25% 7/1/2030		49,330	45,446
Progress Energy, Inc. 7.00% 10/30/2031		4,000	4,508
Public Service Electric and Gas Co. 3.15% 1/1/2050		1,950	1,501
Southern California Edison Co. 1.10% 4/1/2024		5,000	4,777
Southern California Edison Co. 3.70% 8/1/2025		450	438
Southern California Edison Co. 4.70% 6/1/2027		1,259	1,266
Southern California Edison Co. 4.20% 3/1/2029		14,250	13,889
Southern California Edison Co. 2.85% 8/1/2029		8,900	7,963
Southern California Edison Co. 2.25% 6/1/2030		754	645
Southern California Edison Co. 2.75% 2/1/2032		5,656	4,900
Southern California Edison Co. 5.75% 4/1/2035		4,400	4,657
Southern California Edison Co. 5.35% 7/15/2035		17,725	18,139
Southern California Edison Co. 5.625% 2/1/2036		16,750	17,248
Southern California Edison Co. 5.55% 1/15/2037		3,556	3,681
Southern California Edison Co. 5.95% 2/1/2038		9,331	10,015
Southern California Edison Co. 4.50% 9/1/2040		19,690	17,892
Southern California Edison Co. 4.00% 4/1/2047		15,392	12,943
Southern California Edison Co. 4.125% 3/1/2048		11,242	9,575
Southern California Edison Co. 3.65% 2/1/2050		8,826	6,950
Southern California Edison Co. 3.45% 2/1/2052		2,181	1,665
Southern California Edison Co., Series C, 3.60% 2/1/2045		11,875	9,184
Southern Co. 4.25% 7/1/2036		1,300	1,198
Southern Co. 4.40% 7/1/2046		2,100	1,883
Southwestern Electric Power Co. 1.65% 3/15/2026		5,075	4,616
Talen Energy Corp. 10.50% 1/15/2026[8,12]		10,925	4,179
Talen Energy Corp. 7.25% 5/15/2027[8]		84,119	87,655
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.008% 11/13/2023[7,11]		68,515	69,029
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 7.821% 7/8/2026[7,11]		29,286	29,799
Talen Energy Supply, LLC 7.625% 6/1/2028[8]		9,340	9,770
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[8]		20,300	18,097
Virginia Electric and Power Co. 2.40% 3/30/2032		5,125	4,330
Wisconsin Power and Light Co. 3.65% 4/1/2050		350	276
Xcel Energy, Inc. 1.75% 3/15/2027		2,900	2,611
Xcel Energy, Inc. 2.60% 12/1/2029		3,500	3,076
Xcel Energy, Inc. 2.35% 11/15/2031		2,525	2,102
			1,132,343

Consumer staples 0.61%
7-Eleven, Inc. 0.80% 2/10/2024[8]		11,565	11,060
7-Eleven, Inc. 0.95% 2/10/2026[8]		4,700	4,202
7-Eleven, Inc. 1.30% 2/10/2028[8]		6,710	5,718
Albertsons Companies, Inc. 3.50% 3/15/2029[8]		10,585	9,146
Altria Group, Inc. 5.80% 2/14/2039		16,525	15,944
Altria Group, Inc. 3.40% 2/4/2041		8,500	5,989
Altria Group, Inc. 3.875% 9/16/2046		3,347	2,379
Altria Group, Inc. 5.95% 2/14/2049		11,583	10,966
Altria Group, Inc. 3.70% 2/4/2051		15,160	10,136
Anheuser-Busch InBev NV 4.00% 4/13/2028		8,025	7,888
Anheuser-Busch InBev NV 4.95% 1/15/2042		9,095	9,068
Anheuser-Busch InBev NV 4.60% 4/15/2048		700	663
Anheuser-Busch InBev NV 5.55% 1/23/2049		3,550	3,813
Anheuser-Busch InBev NV 4.50% 6/1/2050		3,400	3,234
B&G Foods, Inc. 5.25% 4/1/2025		13,940	12,720
B&G Foods, Inc. 5.25% 9/15/2027		21,515	17,429
British American Tobacco International Finance PLC 3.95% 6/15/2025[8]		13,039	12,681

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco International Finance PLC 1.668% 3/25/2026	USD	8,990	$8,118
British American Tobacco PLC 3.222% 8/15/2024		8,000	7,784
British American Tobacco PLC 3.215% 9/6/2026		8,308	7,830
British American Tobacco PLC 3.557% 8/15/2027		1,479	1,381
British American Tobacco PLC 4.448% 3/16/2028		8,000	7,662
British American Tobacco PLC 2.259% 3/25/2028		9,610	8,270
British American Tobacco PLC 4.742% 3/16/2032		8,000	7,402
British American Tobacco PLC 4.39% 8/15/2037		3,455	2,842
British American Tobacco PLC 4.54% 8/15/2047		26,358	20,122
British American Tobacco PLC 4.758% 9/6/2049		13,160	10,327
British American Tobacco PLC 5.282% 4/2/2050		1,700	1,432
British American Tobacco PLC 3.984% 9/25/2050		7,549	5,322
Central Garden & Pet Co. 4.125% 10/15/2030		22,866	19,466
Central Garden & Pet Co. 4.125% 4/30/2031[8]		14,745	12,385
Conagra Brands, Inc. 1.375% 11/1/2027		2,000	1,713
Conagra Brands, Inc. 4.85% 11/1/2028		14,860	14,900
Constellation Brands, Inc. 2.25% 8/1/2031		4,463	3,685
Coty, Inc. 5.00% 4/15/2026[8]		2,000	1,917
Coty, Inc. 4.75% 1/15/2029[8]		14,380	13,067
Darling Ingredients, Inc. 5.25% 4/15/2027[8]		19,295	18,840
Darling Ingredients, Inc. 6.00% 6/15/2030[8]		10,885	10,844
Edgewell Personal Care Co. 5.50% 6/1/2028[8]		2,445	2,318
Energizer Holdings, Inc. 4.375% 3/31/2029[8]		14,640	12,733
Imperial Tobacco Finance PLC 6.125% 7/27/2027[8]		4,745	4,875
Ingles Markets, Inc. 4.00% 6/15/2031[8]		21,200	18,292
JBS USA Lux SA 2.50% 1/15/2027[8]		12,702	11,329
JBS USA Lux SA 3.00% 2/2/2029[8]		9,210	7,917
JBS USA Lux SA 5.50% 1/15/2030[8]		1,120	1,090
JBS USA Lux SA 3.625% 1/15/2032[8]		5,113	4,278
JBS USA Lux SA 3.00% 5/15/2032[8]		9,000	7,146
JBS USA Lux SA 5.75% 4/1/2033[8]		27,150	26,690
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[8]		26,587	24,168
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[8]		15,070	13,154
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[8]		33,025	29,809
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.48% 10/1/2026[7,11]		45,683	44,858
PepsiCo, Inc. 2.625% 10/21/2041		12,500	9,757
PepsiCo, Inc. 3.625% 3/19/2050		3,109	2,733
PepsiCo, Inc. 2.75% 10/21/2051		6,891	5,117
Performance Food Group, Inc. 5.50% 10/15/2027[8]		12,980	12,510
Performance Food Group, Inc. 4.25% 8/1/2029[8]		12,645	11,300
Philip Morris International, Inc. 0.875% 5/1/2026		10,101	9,011
Philip Morris International, Inc. 5.125% 11/17/2027		6,947	7,104
Philip Morris International, Inc. 5.625% 11/17/2029		3,350	3,501
Philip Morris International, Inc. 1.75% 11/1/2030		9,986	8,043
Post Holdings, Inc. 5.625% 1/15/2028[8]		9,935	9,574
Post Holdings, Inc. 5.50% 12/15/2029[8]		20,825	19,336
Post Holdings, Inc. 4.625% 4/15/2030[8]		34,891	30,743
Prestige Brands International, Inc. 5.125% 1/15/2028[8]		8,162	7,805
Prestige Brands International, Inc. 3.75% 4/1/2031[8]		8,045	6,842
Reynolds American, Inc. 5.70% 8/15/2035		3,130	2,999
Reynolds American, Inc. 5.85% 8/15/2045		18,028	16,506
Simmons Foods, Inc. 4.625% 3/1/2029[8]		35,247	29,931
US Foods, Inc. 4.625% 6/1/2030[8]		12,455	11,165
			740,979

Information technology 0.59%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 8.325% 6/13/2024[7,11]		16,780	15,828
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.075% 6/13/2025[7,11]		46,175	36,676
Analog Devices, Inc. 1.70% 10/1/2028		4,459	3,890
Analog Devices, Inc. 2.10% 10/1/2031		3,937	3,316
Analog Devices, Inc. 2.80% 10/1/2041		8,586	6,665
Analog Devices, Inc. 2.95% 10/1/2051		5,668	4,179
Apple, Inc. 1.20% 2/8/2028		17,000	14,798
Apple, Inc. 3.95% 8/8/2052		5,000	4,497
Block, Inc. 3.50% 6/1/2031		14,380	12,029
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 3/31/2026[7,11]		12,375	11,725

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[8]	USD	17,037	$15,288
Broadcom Corp. 3.875% 1/15/2027		6,974	6,724
Broadcom, Inc. 3.15% 11/15/2025		954	913
Broadcom, Inc. 4.00% 4/15/2029[8]		17,110	16,055
Broadcom, Inc. 4.15% 4/15/2032[8]		5,623	5,136
Broadcom, Inc. 2.60% 2/15/2033[8]		8,573	6,742
Broadcom, Inc. 3.419% 4/15/2033[8]		3,146	2,642
Broadcom, Inc. 3.469% 4/15/2034[8]		40,849	33,899
Broadcom, Inc. 3.137% 11/15/2035[8]		8,274	6,430
Broadcom, Inc. 3.187% 11/15/2036[8]		5,718	4,377
Broadcom, Inc. 4.926% 5/15/2037[8]		9,351	8,593
CDK Global, Inc. 7.25% 6/15/2029[8]		14,625	14,606
CommScope Finance, LLC 6.00% 3/1/2026[8]		31,931	30,611
CommScope Finance, LLC 8.25% 3/1/2027[8]		25,331	21,582
CommScope Technologies, LLC 6.00% 6/15/2025[8]		1,460	1,384
CommScope Technologies, LLC 5.00% 3/15/2027[8]		5,800	4,436
CommScope, Inc. 7.125% 7/1/2028[8]		12,619	9,901
Diebold Nixdorf, Inc. 9.375% 7/15/2025[8]		88,594	58,363
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[8,9]		55,774	28,584
Diebold Nixdorf, Inc., Term Loan, (USD-SOFR + 5.25%) 6.75% 7/15/2025[7,11]		38,484	25,015
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.40%) 10.887% 7/15/2025[7,11]		36,605	37,795
Entegris Escrow Corp. 4.75% 4/15/2029[8]		9,145	8,584
Entegris, Inc. 3.625% 5/1/2029[8]		30,000	25,616
Fair Isaac Corp. 4.00% 6/15/2028[8]		22,105	20,553
Fidelity National Information Services, Inc. 1.65% 3/1/2028		1,265	1,090
Fidelity National Information Services, Inc. 2.25% 3/1/2031		3,420	2,807
Fidelity National Information Services, Inc. 3.10% 3/1/2041		2,027	1,518
Fiserv, Inc. 2.65% 6/1/2030		5,402	4,714
Gartner, Inc. 4.50% 7/1/2028[8]		17,125	16,290
Gartner, Inc. 3.625% 6/15/2029[8]		6,543	5,886
Gartner, Inc. 3.75% 10/1/2030[8]		5,300	4,704
Mastercard, Inc. 2.00% 11/18/2031		10,603	8,907
Microsoft Corp. 2.875% 2/6/2024		6,865	6,744
Microsoft Corp. 2.921% 3/17/2052		6,000	4,594
MoneyGram International, Inc. 5.375% 8/1/2026[8]		5,870	5,976
NCR Corp. 5.125% 4/15/2029[8]		14,700	12,824
Oracle Corp. 2.80% 4/1/2027		16,500	15,282
PayPal Holdings, Inc. 2.65% 10/1/2026		1,207	1,139
PayPal Holdings, Inc. 2.30% 6/1/2030		674	575
Rocket Software, Inc. 6.50% 2/15/2029[8]		13,500	11,274
Sabre GLBL, Inc. 7.375% 9/1/2025[8]		9,919	9,742
Sabre GLBL, Inc. 11.25% 12/15/2027[8]		9,492	10,067
Sabre Holdings Corp. 9.25% 4/15/2025[8]		23,525	24,168
Simon Property Group, LP 3.50% 9/1/2025		3,750	3,643
Simon Property Group, LP 2.65% 7/15/2030		4,100	3,563
Synaptics, Inc. 4.00% 6/15/2029[8]		3,700	3,209
Tibco Software Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.18% 9/29/2028[7,11]		19,930	18,336
TSMC Global, Ltd. 4.375% 7/22/2027[8]		2,935	2,946
TSMC Global, Ltd. 4.625% 7/22/2032[8]		3,326	3,380
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 10.032% 5/3/2027[7,11]		15,044	14,485
Unisys Corp. 6.875% 11/1/2027[8]		3,200	2,428
VeriSign, Inc. 2.70% 6/15/2031		3,020	2,598
Veritas US, Inc. 7.50% 9/1/2025[8]		1,665	1,101
Viavi Solutions, Inc. 3.75% 10/1/2029[8]		4,675	4,085
Visa, Inc. 3.15% 12/14/2025		8,000	7,773
			723,280

Real estate 0.57%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		975	938
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		4,851	4,258
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		2,375	2,154
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		7,073	5,474
American Tower Corp. 1.45% 9/15/2026		9,408	8,340
American Tower Corp. 3.55% 7/15/2027		2,525	2,386
American Tower Corp. 2.30% 9/15/2031		2,500	2,027

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 2.95% 1/15/2051	USD	5,000	$3,299
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[8]		32,220	25,089
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[8]		21,920	16,465
Boston Properties, Inc. 6.75% 12/1/2027		25,000	26,487
Brookfield Property REIT, Inc. 5.75% 5/15/2026[8]		17,810	16,967
Brookfield Property REIT, Inc. 4.50% 4/1/2027[8]		7,860	6,912
Corporate Office Properties, LP 2.75% 4/15/2031		7,219	5,642
Equinix, Inc. 1.45% 5/15/2026		15,835	14,214
Equinix, Inc. 3.40% 2/15/2052		828	614
Essex Portfolio, LP 3.875% 5/1/2024		5,900	5,800
Essex Portfolio, LP 3.50% 4/1/2025		1,920	1,866
Extra Space Storage, Inc. 2.35% 3/15/2032		2,199	1,744
GLP Capital, LP 3.35% 9/1/2024		2,526	2,441
Hospitality Properties Trust 4.35% 10/1/2024		4,560	4,306
Howard Hughes Corp. 5.375% 8/1/2028[8]		62,215	57,709
Howard Hughes Corp. 4.125% 2/1/2029[8]		35,555	30,743
Howard Hughes Corp. 4.375% 2/1/2031[8]		61,765	51,395
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		3,800	2,952
Iron Mountain, Inc. 4.875% 9/15/2027[8]		10,665	10,055
Iron Mountain, Inc. 5.25% 3/15/2028[8]		17,489	16,651
Iron Mountain, Inc. 5.00% 7/15/2028[8]		15,096	13,896
Iron Mountain, Inc. 4.875% 9/15/2029[8]		9,300	8,412
Iron Mountain, Inc. 5.25% 7/15/2030[8]		33,830	30,657
Iron Mountain, Inc. 4.50% 2/15/2031[8]		19,670	16,881
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		56,615	47,636
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030		40,257	33,086
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		53,703	43,886
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[8]		4,494	4,330
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[8]		22,719	20,059
Medical Properties Trust, Inc. 5.00% 10/15/2027		6,300	5,333
Medical Properties Trust, Inc. 3.50% 3/15/2031		5,178	3,632
Park Intermediate Holdings, LLC 4.875% 5/15/2029[8]		14,600	12,640
Public Storage 1.85% 5/1/2028		8,037	7,089
Public Storage 1.95% 11/9/2028		8,107	7,123
Public Storage 2.30% 5/1/2031		6,742	5,753
RHP Hotel Properties, LP 4.50% 2/15/2029[8]		12,085	10,757
RLJ Lodging Trust, LP 4.00% 9/15/2029[8]		17,780	14,934
Scentre Group 3.50% 2/12/2025[8]		5,455	5,267
Scentre Group 3.25% 10/28/2025[8]		10,365	9,841
Scentre Group 3.75% 3/23/2027[8]		3,000	2,836
Sun Communities Operating, LP 2.30% 11/1/2028		6,066	5,232
Sun Communities Operating, LP 2.70% 7/15/2031		2,191	1,806
VICI Properties, LP 3.50% 2/15/2025[8]		1,320	1,258
VICI Properties, LP 4.625% 6/15/2025[8]		11,545	11,187
VICI Properties, LP 3.875% 2/15/2029[8]		14,460	13,045
VICI Properties, LP 4.625% 12/1/2029[8]		140	131
VICI Properties, LP 4.125% 8/15/2030[8]		14,885	13,334
WeWork Companies, LLC 5.00% 7/10/2025[8]		41,600	17,668
			694,637

Total corporate bonds, notes & loans			19,287,291

Mortgage-backed obligations 4.26%
Federal agency mortgage-backed obligations 3.94%
Fannie Mae Pool #995265 5.50% 1/1/2024[13]		1	1
Fannie Mae Pool #932119 4.50% 11/1/2024[13]		73	74
Fannie Mae Pool #AD3149 4.50% 4/1/2025[13]		34	35
Fannie Mae Pool #AD6392 4.50% 5/1/2025[13]		63	64
Fannie Mae Pool #AD5692 4.50% 5/1/2025[13]		36	37
Fannie Mae Pool #AD6119 4.50% 6/1/2025[13]		32	33
Fannie Mae Pool #AD8191 4.00% 9/1/2025[13]		49	49
Fannie Mae Pool #AI6180 4.00% 7/1/2026[13]		32	32
Fannie Mae Pool #AL2940 3.50% 11/1/2027[13]		137	136
Fannie Mae Pool #AL8347 4.00% 3/1/2029[13]		145	144
Fannie Mae Pool #BM1231 3.50% 11/1/2031[13]		131	129
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[13]		155	151
Fannie Mae Pool #254767 5.50% 6/1/2033[13]		104	108
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[13]		143	144

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA3541 4.00% 12/1/2033[13]	USD	139	$139
Fannie Mae Pool #BN1085 4.00% 1/1/2034[13]		8	8
Fannie Mae Pool #MA3611 4.00% 3/1/2034[13]		59	59
Fannie Mae Pool #735228 5.50% 2/1/2035[13]		89	93
Fannie Mae Pool #878099 6.00% 4/1/2036[13]		124	131
Fannie Mae Pool #880426 6.00% 4/1/2036[13]		57	59
Fannie Mae Pool #256308 6.00% 7/1/2036[13]		140	148
Fannie Mae Pool #888795 5.50% 11/1/2036[13]		598	628
Fannie Mae Pool #AS8554 3.00% 12/1/2036[13]		11,109	10,629
Fannie Mae Pool #BE4703 3.00% 12/1/2036[13]		553	529
Fannie Mae Pool #936999 6.00% 7/1/2037[13]		338	351
Fannie Mae Pool #945832 6.50% 8/1/2037[13]		66	70
Fannie Mae Pool #888637 6.00% 9/1/2037[13]		921	974
Fannie Mae Pool #950991 6.00% 10/1/2037[13]		249	259
Fannie Mae Pool #995674 6.00% 5/1/2038[13]		507	537
Fannie Mae Pool #929964 6.00% 9/1/2038[13]		300	316
Fannie Mae Pool #AE0967 3.50% 6/1/2039[13]		85	82
Fannie Mae Pool #AC0479 6.00% 9/1/2039[13]		240	251
Fannie Mae Pool #AE0443 6.50% 10/1/2039[13]		108	115
Fannie Mae Pool #932274 4.50% 12/1/2039[13]		4,783	4,865
Fannie Mae Pool #AD4927 5.00% 6/1/2040[13]		1,321	1,359
Fannie Mae Pool #AE4483 4.00% 9/1/2040[13]		1,212	1,199
Fannie Mae Pool #AE8073 4.00% 12/1/2040[13]		105	104
Fannie Mae Pool #AE0828 3.50% 2/1/2041[13]		35	33
Fannie Mae Pool #AB2470 4.50% 3/1/2041[13]		15	16
Fannie Mae Pool #AI3422 5.00% 5/1/2041[13]		54	55
Fannie Mae Pool #AI4836 5.00% 6/1/2041[13]		47	48
Fannie Mae Pool #MA4387 2.00% 7/1/2041[13]		12,289	10,809
Fannie Mae Pool #AI5571 5.00% 7/1/2041[13]		44	45
Fannie Mae Pool #AI8482 5.00% 8/1/2041[13]		55	57
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[13]		38	38
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[13]		107	106
Fannie Mae Pool #AB4050 4.00% 12/1/2041[13]		205	203
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[13]		121	120
Fannie Mae Pool #FS0305 1.50% 1/1/2042[13]		40,745	34,043
Fannie Mae Pool #890407 4.00% 2/1/2042[13]		281	279
Fannie Mae Pool #AL2745 4.00% 3/1/2042[13]		847	841
Fannie Mae Pool #AB5377 3.50% 6/1/2042[13]		12,353	11,935
Fannie Mae Pool #AO9140 3.50% 7/1/2042[13]		4,068	3,930
Fannie Mae Pool #AU3742 3.50% 8/1/2043[13]		8,000	7,724
Fannie Mae Pool #AU8813 4.00% 11/1/2043[13]		1,559	1,565
Fannie Mae Pool #AU9348 4.00% 11/1/2043[13]		1,097	1,101
Fannie Mae Pool #AU9350 4.00% 11/1/2043[13]		912	906
Fannie Mae Pool #FM9416 3.50% 7/1/2045[13]		85,888	82,028
Fannie Mae Pool #AL8354 3.50% 10/1/2045[13]		4,449	4,279
Fannie Mae Pool #BC0157 3.50% 1/1/2046[13]		20,536	19,708
Fannie Mae Pool #AL8522 3.50% 5/1/2046[13]		9,581	9,190
Fannie Mae Pool #AS8310 3.00% 11/1/2046[13]		1,578	1,480
Fannie Mae Pool #BM1179 3.00% 4/1/2047[13]		1,875	1,750
Fannie Mae Pool #947661 6.50% 10/1/2047[13]		33	33
Fannie Mae Pool #947554 7.00% 10/1/2047[13]		135	145
Fannie Mae Pool #920015 7.00% 10/1/2047[13]		34	37
Fannie Mae Pool #CA0770 3.50% 11/1/2047[13]		311	298
Fannie Mae Pool #257036 7.00% 11/1/2047[13]		9	10
Fannie Mae Pool #CA0854 3.50% 12/1/2047[13]		6,003	5,751
Fannie Mae Pool #BM4413 4.50% 12/1/2047[13]		3,461	3,499
Fannie Mae Pool #CA1542 4.00% 4/1/2048[13]		5,488	5,411
Fannie Mae Pool #BF0293 3.00% 7/1/2048[13]		9,028	8,303
Fannie Mae Pool #BF0318 3.50% 8/1/2048[13]		7,497	7,124
Fannie Mae Pool #FM1784 4.00% 9/1/2048[13]		7,694	7,554
Fannie Mae Pool #CA3184 4.00% 3/1/2049[13]		9,999	9,848
Fannie Mae Pool #FM3280 3.50% 5/1/2049[13]		22,420	21,425
Fannie Mae Pool #CA3807 3.00% 7/1/2049[13]		1,834	1,706
Fannie Mae Pool #CA3806 3.00% 7/1/2049[13]		1,197	1,116
Fannie Mae Pool #CA3814 3.50% 7/1/2049[13]		32,834	31,587
Fannie Mae Pool #CA3976 4.00% 8/1/2049[13]		57,519	56,402
Fannie Mae Pool #FM1668 4.00% 8/1/2049[13]		5,614	5,503

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA4112 3.50% 9/1/2049[13]	USD	37,078	$35,709
Fannie Mae Pool #FM1589 3.50% 9/1/2049[13]		3,166	3,013
Fannie Mae Pool #CA4432 4.00% 10/1/2049[13]		6,394	6,266
Fannie Mae Pool #FM1954 3.50% 11/1/2049[13]		4,939	4,699
Fannie Mae Pool #CA4756 3.00% 12/1/2049[13]		22,311	20,652
Fannie Mae Pool #CA4802 3.50% 12/1/2049[13]		27,823	26,811
Fannie Mae Pool #CA4804 3.50% 12/1/2049[13]		24,416	23,453
Fannie Mae Pool #FM2092 3.50% 12/1/2049[13]		13,537	13,003
Fannie Mae Pool #CA5659 2.50% 5/1/2050[13]		396	349
Fannie Mae Pool #CA5968 2.50% 6/1/2050[13]		18,192	16,150
Fannie Mae Pool #CA6593 2.50% 8/1/2050[13]		802	717
Fannie Mae Pool #CA7028 2.50% 9/1/2050[13]		2,759	2,473
Fannie Mae Pool #BN7466 2.00% 10/1/2050[13]		145	123
Fannie Mae Pool #CA7599 2.50% 11/1/2050[13]		48,834	43,815
Fannie Mae Pool #FM4897 3.00% 11/1/2050[13]		31,430	29,333
Fannie Mae Pool #MA4208 2.00% 12/1/2050[13]		48,112	40,718
Fannie Mae Pool #CA8046 3.00% 12/1/2050[13]		9,379	8,736
Fannie Mae Pool #CA8285 3.00% 12/1/2050[13]		3,029	2,823
Fannie Mae Pool #CA8480 2.50% 1/1/2051[13]		72,978	65,572
Fannie Mae Pool #CA8828 2.50% 2/1/2051[13]		44,554	39,613
Fannie Mae Pool #CA9291 2.50% 2/1/2051[13]		7,640	6,727
Fannie Mae Pool #BR4996 2.50% 2/1/2051[13]		254	224
Fannie Mae Pool #CA9302 3.00% 2/1/2051[13]		43,841	41,101
Fannie Mae Pool #CA8969 3.00% 2/1/2051[13]		3,987	3,662
Fannie Mae Pool #CA8968 3.00% 2/1/2051[13]		783	720
Fannie Mae Pool #CB0290 2.00% 4/1/2051[13]		15,629	13,219
Fannie Mae Pool #BN9135 2.50% 4/1/2051[13]		1,909	1,683
Fannie Mae Pool #FM6871 2.50% 4/1/2051[13]		211	186
Fannie Mae Pool #BR7222 2.50% 4/1/2051[13]		87	76
Fannie Mae Pool #MA4325 2.00% 5/1/2051[13]		195,875	165,575
Fannie Mae Pool #BR9366 2.50% 5/1/2051[13]		3,612	3,172
Fannie Mae Pool #BT0971 2.50% 5/1/2051[13]		1,704	1,499
Fannie Mae Pool #CB0396 2.50% 5/1/2051[13]		410	360
Fannie Mae Pool #FM7304 2.50% 5/1/2051[13]		281	247
Fannie Mae Pool #CB0520 2.50% 5/1/2051[13]		42	37
Fannie Mae Pool #BR7857 2.50% 5/1/2051[13]		35	31
Fannie Mae Pool #FM7740 2.50% 6/1/2051[13]		2,812	2,470
Fannie Mae Pool #FM7873 2.00% 7/1/2051[13]		13,075	11,045
Fannie Mae Pool #CB1134 2.50% 7/1/2051[13]		1,922	1,688
Fannie Mae Pool #CB1131 2.50% 7/1/2051[13]		22	19
Fannie Mae Pool #BT4304 2.50% 8/1/2051[13]		4,781	4,196
Fannie Mae Pool #FM8422 2.50% 8/1/2051[13]		543	478
Fannie Mae Pool #MA4399 2.50% 8/1/2051[13]		52	46
Fannie Mae Pool #FM8399 2.50% 8/1/2051[13]		25	22
Fannie Mae Pool #FM8360 2.50% 8/1/2051[13]		23	20
Fannie Mae Pool #BQ6558 2.50% 9/1/2051[13]		1,858	1,635
Fannie Mae Pool #FM8692 2.50% 9/1/2051[13]		1,347	1,184
Fannie Mae Pool #CB1552 2.50% 9/1/2051[13]		561	492
Fannie Mae Pool #BU0341 2.50% 9/1/2051[13]		495	435
Fannie Mae Pool #BT7263 2.50% 9/1/2051[13]		325	286
Fannie Mae Pool #FM8980 2.50% 9/1/2051[13]		242	213
Fannie Mae Pool #CB1624 2.50% 9/1/2051[13]		136	119
Fannie Mae Pool #FS1630 2.50% 9/1/2051[13]		45	39
Fannie Mae Pool #BT6781 2.50% 10/1/2051[13]		8,190	7,193
Fannie Mae Pool #CB1793 2.50% 10/1/2051[13]		4,459	3,915
Fannie Mae Pool #BU3295 2.50% 10/1/2051[13]		3,632	3,189
Fannie Mae Pool #BU1062 2.50% 10/1/2051[13]		1,014	891
Fannie Mae Pool #FM9248 2.50% 10/1/2051[13]		991	879
Fannie Mae Pool #BT3032 2.50% 10/1/2051[13]		503	441
Fannie Mae Pool #FM9335 2.50% 10/1/2051[13]		363	319
Fannie Mae Pool #CB2852 2.00% 11/1/2051[13]		184	155
Fannie Mae Pool #FM9764 2.50% 11/1/2051[13]		7,985	7,008
Fannie Mae Pool #BT6033 2.50% 11/1/2051[13]		1,839	1,616
Fannie Mae Pool #BU3347 2.50% 11/1/2051[13]		998	876
Fannie Mae Pool #BU2803 2.50% 11/1/2051[13]		998	876
Fannie Mae Pool #BT3056 2.50% 11/1/2051[13]		974	855
Fannie Mae Pool #MA4466 2.50% 11/1/2051[13]		263	231

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2088 2.50% 11/1/2051[13]	USD	143	$125
Fannie Mae Pool #CB2099 3.00% 11/1/2051[13]		2,376	2,164
Fannie Mae Pool #BU3800 2.00% 12/1/2051[13]		171	144
Fannie Mae Pool #BU3058 2.50% 12/1/2051[13]		5,847	5,130
Fannie Mae Pool #CB2319 2.50% 12/1/2051[13]		4,859	4,315
Fannie Mae Pool #CB2375 2.50% 12/1/2051[13]		4,790	4,232
Fannie Mae Pool #BT9483 2.50% 12/1/2051[13]		2,341	2,079
Fannie Mae Pool #CB2372 2.50% 12/1/2051[13]		2,340	2,078
Fannie Mae Pool #BT9510 2.50% 12/1/2051[13]		1,873	1,665
Fannie Mae Pool #CB2286 2.50% 12/1/2051[13]		1,090	968
Fannie Mae Pool #CB2401 2.50% 12/1/2051[13]		998	876
Fannie Mae Pool #FM9672 2.50% 12/1/2051[13]		754	662
Fannie Mae Pool #BU7257 2.50% 12/1/2051[13]		240	211
Fannie Mae Pool #FM9855 2.50% 12/1/2051[13]		219	192
Fannie Mae Pool #BU7526 3.00% 12/1/2051[13]		1,033	941
Fannie Mae Pool #CB2613 2.00% 1/1/2052[13]		135	114
Fannie Mae Pool #FS0235 2.50% 1/1/2052[13]		19,508	17,122
Fannie Mae Pool #FS2534 2.50% 1/1/2052[13]		4,860	4,269
Fannie Mae Pool #BV0762 2.50% 1/1/2052[13]		2,995	2,627
Fannie Mae Pool #FS0392 2.50% 1/1/2052[13]		2,832	2,487
Fannie Mae Pool #FS0381 2.50% 1/1/2052[13]		1,064	934
Fannie Mae Pool #FS0176 2.50% 1/1/2052[13]		961	843
Fannie Mae Pool #CB2555 2.50% 1/1/2052[13]		944	829
Fannie Mae Pool #FS0303 3.00% 1/1/2052[13]		2,927	2,665
Fannie Mae Pool #FS0302 3.00% 1/1/2052[13]		70	64
Fannie Mae Pool #CB2765 2.00% 2/1/2052[13]		31,470	26,735
Fannie Mae Pool #CB3666 2.50% 2/1/2052[13]		8,981	7,882
Fannie Mae Pool #FS0546 2.50% 2/1/2052[13]		7,091	6,223
Fannie Mae Pool #BT1892 2.50% 2/1/2052[13]		1,459	1,281
Fannie Mae Pool #FS1995 2.50% 2/1/2052[13]		1,309	1,149
Fannie Mae Pool #BQ7473 2.50% 2/1/2052[13]		1,123	986
Fannie Mae Pool #FS0547 2.50% 2/1/2052[13]		329	290
Fannie Mae Pool #BV2360 2.50% 2/1/2052[13]		289	254
Fannie Mae Pool #FS0647 3.00% 2/1/2052[13]		68,420	63,407
Fannie Mae Pool #FS1194 3.00% 2/1/2052[13]		13,182	12,231
Fannie Mae Pool #CB2896 3.00% 2/1/2052[13]		11,058	10,065
Fannie Mae Pool #BU8803 3.00% 2/1/2052[13]		1,929	1,757
Fannie Mae Pool #CB2759 3.00% 2/1/2052[13]		238	217
Fannie Mae Pool #CB2758 3.00% 2/1/2052[13]		158	144
Fannie Mae Pool #MA4562 2.00% 3/1/2052[13]		1,984	1,671
Fannie Mae Pool #CB3063 2.50% 3/1/2052[13]		17,743	15,572
Fannie Mae Pool #CB3995 2.50% 3/1/2052[13]		9,979	8,756
Fannie Mae Pool #BV2851 2.50% 3/1/2052[13]		9,825	8,620
Fannie Mae Pool #CB3744 2.50% 3/1/2052[13]		7,734	6,786
Fannie Mae Pool #BV2655 2.50% 3/1/2052[13]		5,929	5,202
Fannie Mae Pool #CB3164 2.50% 3/1/2052[13]		1,996	1,751
Fannie Mae Pool #BT2188 2.50% 3/1/2052[13]		1,614	1,416
Fannie Mae Pool #BV7520 2.50% 3/1/2052[13]		487	427
Fannie Mae Pool #CB5013 2.50% 3/1/2052[13]		59	51
Fannie Mae Pool #BU8885 2.50% 3/1/2052[13]		34	30
Fannie Mae Pool #FS1030 3.00% 3/1/2052[13]		27,763	25,274
Fannie Mae Pool #FS0831 3.00% 3/1/2052[13]		2,379	2,166
Fannie Mae Pool #CB3410 3.00% 3/1/2052[13]		1,673	1,522
Fannie Mae Pool #BV2942 3.00% 3/1/2052[13]		848	772
Fannie Mae Pool #BV2954 3.00% 3/1/2052[13]		839	765
Fannie Mae Pool #CB3169 3.00% 3/1/2052[13]		840	765
Fannie Mae Pool #BV3393 3.00% 3/1/2052[13]		358	326
Fannie Mae Pool #CB3120 3.00% 3/1/2052[13]		159	145
Fannie Mae Pool #MA4564 3.00% 3/1/2052[13]		132	120
Fannie Mae Pool #FS0957 3.00% 3/1/2052[13]		68	62
Fannie Mae Pool #CB3177 3.50% 3/1/2052[13]		53,786	50,517
Fannie Mae Pool #MA4577 2.00% 4/1/2052[13]		32,284	27,185
Fannie Mae Pool #CB3394 2.00% 4/1/2052[13]		21,571	18,186
Fannie Mae Pool #FS1598 2.00% 4/1/2052[13]		211	178
Fannie Mae Pool #BV4656 2.50% 4/1/2052[13]		7,102	6,231
Fannie Mae Pool #BT2292 2.50% 4/1/2052[13]		6,975	6,119
Fannie Mae Pool #FS1629 2.50% 4/1/2052[13]		3,985	3,497

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS1214 2.50% 4/1/2052[13]	USD	3,174	$2,786
Fannie Mae Pool #BV7773 2.50% 4/1/2052[13]		2,994	2,628
Fannie Mae Pool #FS1749 2.50% 4/1/2052[13]		1,988	1,745
Fannie Mae Pool #BV9612 2.50% 4/1/2052[13]		1,199	1,054
Fannie Mae Pool #BV8166 2.50% 4/1/2052[13]		754	661
Fannie Mae Pool #BV8156 2.50% 4/1/2052[13]		701	615
Fannie Mae Pool #CB3354 2.50% 4/1/2052[13]		574	504
Fannie Mae Pool #MA4578 2.50% 4/1/2052[13]		122	107
Fannie Mae Pool #BU8905 2.50% 4/1/2052[13]		44	38
Fannie Mae Pool #CB3364 3.00% 4/1/2052[13]		3,313	3,015
Fannie Mae Pool #BU8945 3.00% 4/1/2052[13]		2,991	2,722
Fannie Mae Pool #BV8117 3.00% 4/1/2052[13]		1,959	1,782
Fannie Mae Pool #CB3360 3.00% 4/1/2052[13]		513	467
Fannie Mae Pool #BV7200 3.00% 4/1/2052[13]		506	460
Fannie Mae Pool #BV4694 3.00% 4/1/2052[13]		412	375
Fannie Mae Pool #BV9000 3.00% 4/1/2052[13]		267	243
Fannie Mae Pool #BV8459 3.00% 4/1/2052[13]		229	209
Fannie Mae Pool #FS0983 3.00% 4/1/2052[13]		111	101
Fannie Mae Pool #CB3369 3.50% 4/1/2052[13]		29,064	27,288
Fannie Mae Pool #CB3417 3.50% 4/1/2052[13]		24,904	23,387
Fannie Mae Pool #BV7521 2.50% 5/1/2052[13]		10,947	9,608
Fannie Mae Pool #CB3665 2.50% 5/1/2052[13]		7,066	6,200
Fannie Mae Pool #CB3571 2.50% 5/1/2052[13]		2,906	2,550
Fannie Mae Pool #MA4598 2.50% 5/1/2052[13]		662	581
Fannie Mae Pool #CB3495 3.00% 5/1/2052[13]		6,028	5,485
Fannie Mae Pool #FS1877 3.00% 5/1/2052[13]		2,988	2,719
Fannie Mae Pool #BT7819 3.00% 5/1/2052[13]		2,110	1,920
Fannie Mae Pool #CB4281 3.00% 5/1/2052[13]		1,717	1,563
Fannie Mae Pool #BW1734 3.00% 5/1/2052[13]		998	909
Fannie Mae Pool #BV9645 3.00% 5/1/2052[13]		499	454
Fannie Mae Pool #BV9819 3.00% 5/1/2052[13]		499	454
Fannie Mae Pool #BV2443 3.00% 5/1/2052[13]		393	357
Fannie Mae Pool #BV5578 3.00% 5/1/2052[13]		197	179
Fannie Mae Pool #BV8809 3.00% 5/1/2052[13]		75	68
Fannie Mae Pool #MA4600 3.50% 5/1/2052[13]		1,530	1,436
Fannie Mae Pool #MA4622 2.00% 6/1/2052[13]		119	100
Fannie Mae Pool #BU8729 2.00% 6/1/2052[13]		50	42
Fannie Mae Pool #BW7323 2.50% 6/1/2052[13]		1,993	1,749
Fannie Mae Pool #BV9975 2.50% 6/1/2052[13]		1,941	1,703
Fannie Mae Pool #BU8730 2.50% 6/1/2052[13]		1,767	1,549
Fannie Mae Pool #BV9700 2.50% 6/1/2052[13]		1,754	1,539
Fannie Mae Pool #BV9990 2.50% 6/1/2052[13]		974	855
Fannie Mae Pool #BV2515 2.50% 6/1/2052[13]		949	832
Fannie Mae Pool #MA4623 2.50% 6/1/2052[13]		156	137
Fannie Mae Pool #BW1788 3.00% 6/1/2052[13]		1,497	1,364
Fannie Mae Pool #BV0924 3.00% 6/1/2052[13]		998	908
Fannie Mae Pool #BV2531 3.00% 6/1/2052[13]		876	797
Fannie Mae Pool #BW1797 3.00% 6/1/2052[13]		534	486
Fannie Mae Pool #MA4624 3.00% 6/1/2052[13]		505	460
Fannie Mae Pool #BW1449 3.00% 6/1/2052[13]		504	458
Fannie Mae Pool #BW2935 3.00% 6/1/2052[13]		449	409
Fannie Mae Pool #BV5628 4.50% 6/1/2052[13]		301	298
Fannie Mae Pool #BV7870 2.00% 7/1/2052[13]		95	80
Fannie Mae Pool #FS2239 2.50% 7/1/2052[13]		19,888	17,449
Fannie Mae Pool #BW0002 2.50% 7/1/2052[13]		681	598
Fannie Mae Pool #BV7830 2.50% 7/1/2052[13]		141	123
Fannie Mae Pool #BV7868 2.50% 7/1/2052[13]		99	87
Fannie Mae Pool #BW3384 3.00% 7/1/2052[13]		990	901
Fannie Mae Pool #BW4143 3.00% 7/1/2052[13]		97	88
Fannie Mae Pool #CB4159 4.00% 7/1/2052[13]		6,771	6,546
Fannie Mae Pool #BW0015 4.00% 7/1/2052[13]		186	180
Fannie Mae Pool #MA4656 4.50% 7/1/2052[13]		45,512	44,994
Fannie Mae Pool #FS2535 2.50% 8/1/2052[13]		1,992	1,749
Fannie Mae Pool #BV7912 2.50% 8/1/2052[13]		1,673	1,467
Fannie Mae Pool #MA4698 3.00% 8/1/2052[13]		119	109
Fannie Mae Pool #BV8024 4.00% 8/1/2052[13]		8,530	8,246
Fannie Mae Pool #BX3451 2.50% 9/1/2052[13]		2,907	2,552

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS2805 2.50% 9/1/2052[13]	USD	412		$361
Fannie Mae Pool #BW7780 3.00% 9/1/2052[13]		402		366
Fannie Mae Pool #MA4730 3.00% 9/1/2052[13]		276		251
Fannie Mae Pool #MA4732 4.00% 9/1/2052[13]		57,905		55,974
Fannie Mae Pool #BW7326 4.00% 9/1/2052[13]		7,331		7,087
Fannie Mae Pool #BW9348 4.00% 9/1/2052[13]		6,363		6,151
Fannie Mae Pool #BW8103 4.00% 9/1/2052[13]		5,930		5,732
Fannie Mae Pool #MA4733 4.50% 9/1/2052[13]		3,663		3,621
Fannie Mae Pool #BV0958 5.00% 9/1/2052[13]		841		845
Fannie Mae Pool #BW1201 5.00% 9/1/2052[13]		82		82
Fannie Mae Pool #MA4824 2.50% 10/1/2052[13]		2,231		1,957
Fannie Mae Pool #CB5015 3.00% 10/1/2052[13]		1,495		1,360
Fannie Mae Pool #MA4781 3.00% 10/1/2052[13]		248		226
Fannie Mae Pool #BW8980 4.00% 10/1/2052[13]		23,753		22,960
Fannie Mae Pool #BW1210 4.00% 10/1/2052[13]		17,801		17,207
Fannie Mae Pool #BW7356 4.00% 10/1/2052[13]		14,927		14,429
Fannie Mae Pool #BX0509 4.00% 10/1/2052[13]		6,318		6,107
Fannie Mae Pool #BX1202 4.00% 10/1/2052[13]		95		92
Fannie Mae Pool #MA4784 4.50% 10/1/2052[13]		7,009		6,929
Fannie Mae Pool #BW8981 4.50% 10/1/2052[13]		4,582		4,530
Fannie Mae Pool #MA4887 2.50% 11/1/2052[13]		441		387
Fannie Mae Pool #MA4854 2.50% 11/1/2052[13]		156		136
Fannie Mae Pool #BW1310 4.00% 11/1/2052[13]		6,715		6,491
Fannie Mae Pool #BW7491 5.00% 11/1/2052[13]		854		858
Fannie Mae Pool #BX1761 5.00% 11/1/2052[13]		145		145
Fannie Mae Pool #MA4806 5.00% 11/1/2052[13]		119		119
Fannie Mae Pool #BX1274 5.50% 11/1/2052[13]		127		130
Fannie Mae Pool #MA4839 4.00% 12/1/2052[13]		995		962
Fannie Mae Pool #BW1385 4.00% 12/1/2052[13]		399		386
Fannie Mae Pool #MA4840 4.50% 12/1/2052[13]		2,895		2,862
Fannie Mae Pool #BW1380 4.50% 12/1/2052[13]		499		494
Fannie Mae Pool #BX1076 5.00% 12/1/2052[13]		663		666
Fannie Mae Pool #MA4842 5.50% 12/1/2052[13]		99		101
Fannie Mae Pool #MA4910 2.50% 1/1/2053[13]		998		875
Fannie Mae Pool #BF0167 3.00% 2/1/2057[13]		870		793
Fannie Mae Pool #BF0145 3.50% 3/1/2057[13]		15,528		14,660
Fannie Mae Pool #BF0264 3.50% 5/1/2058[13]		13,207		12,517
Fannie Mae Pool #BF0332 3.00% 1/1/2059[13]		68,742		62,707
Fannie Mae Pool #BM6736 4.50% 11/1/2059[13]		22,644		22,614
Fannie Mae Pool #BF0497 3.00% 7/1/2060[13]		15,769		14,298
Fannie Mae Pool #BF0548 3.00% 7/1/2061[13]		5,862		5,252
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[7,13]		—	[4]	—	[4]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[7,13]		—	[4]	—	[4]
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[13]		469		492
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[13]		978		1,006
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[13]		94		97
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[13]		86		94
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[13]		110		113
Fannie Mae, Series 2002-W1, Class 2A, 4.889% 2/25/2042[7,13]		227		224
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 10/25/2023[7,13]		2,863		2,813
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 12/25/2023[7,13]		2,721		2,679
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[7,13]		1,907		1,875
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[7,13]		4,199		4,078
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/2026[7,13]		12,612		11,806
Freddie Mac Pool #J38387 3.00% 1/1/2033[13]		31		30
Freddie Mac Pool #G04805 4.50% 12/1/2035[13]		2,530		2,564
Freddie Mac Pool #K93766 3.00% 12/1/2036[13]		430		411
Freddie Mac Pool #K93772 3.00% 12/1/2036[13]		358		343
Freddie Mac Pool #G04553 6.50% 9/1/2038[13]		263		278
Freddie Mac Pool #G08353 4.50% 7/1/2039[13]		207		211
Freddie Mac Pool #A87892 5.00% 8/1/2039[13]		511		529
Freddie Mac Pool #A87873 5.00% 8/1/2039[13]		217		222
Freddie Mac Pool #G05937 4.50% 8/1/2040[13]		4,888		4,977
Freddie Mac Pool #A96488 5.00% 1/1/2041[13]		17		17
Freddie Mac Pool #Q01746 4.50% 7/1/2041[13]		147		148
Freddie Mac Pool #Q02676 4.50% 8/1/2041[13]		307		309
Freddie Mac Pool #Q02849 4.50% 8/1/2041[13]		267		270

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G07189 4.50% 3/1/2042[13]	USD	447	$455
Freddie Mac Pool #G07221 4.50% 6/1/2042[13]		817	832
Freddie Mac Pool #Q23190 4.00% 11/1/2043[13]		1,356	1,349
Freddie Mac Pool #Q23185 4.00% 11/1/2043[13]		1,148	1,154
Freddie Mac Pool #Z40130 3.00% 1/1/2046[13]		5,389	5,041
Freddie Mac Pool #G60559 4.00% 4/1/2046[13]		6,156	6,079
Freddie Mac Pool #Q41090 4.50% 6/1/2046[13]		554	559
Freddie Mac Pool #Q41909 4.50% 7/1/2046[13]		1,288	1,297
Freddie Mac Pool #V82662 4.00% 10/1/2046[13]		4,531	4,475
Freddie Mac Pool #Q44400 4.00% 11/1/2046[13]		4,131	4,077
Freddie Mac Pool #G61733 3.00% 12/1/2047[13]		6,781	6,320
Freddie Mac Pool #G61628 3.50% 9/1/2048[13]		669	641
Freddie Mac Pool #SD0045 4.50% 11/1/2048[13]		17,888	18,100
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[13]		8	8
Freddie Mac Pool #Q63663 3.00% 5/1/2049[13]		5,113	4,716
Freddie Mac Pool #SD7503 3.50% 8/1/2049[13]		3,658	3,508
Freddie Mac Pool #SD7508 3.50% 10/1/2049[13]		14,670	14,052
Freddie Mac Pool #RA1744 4.00% 11/1/2049[13]		25,431	24,923
Freddie Mac Pool #QA5125 3.50% 12/1/2049[13]		19,847	19,125
Freddie Mac Pool #RA2596 2.50% 5/1/2050[13]		15,383	13,700
Freddie Mac Pool #SD7525 2.50% 10/1/2050[13]		15,556	13,943
Freddie Mac Pool #SD8106 2.00% 11/1/2050[13]		54,142	45,821
Freddie Mac Pool #SD7528 2.00% 11/1/2050[13]		22,563	19,323
Freddie Mac Pool #QB8797 2.50% 2/1/2051[13]		40	35
Freddie Mac Pool #QC0416 2.50% 4/1/2051[13]		2,866	2,525
Freddie Mac Pool #RA5287 2.00% 5/1/2051[13]		20,841	17,641
Freddie Mac Pool #RA5288 2.00% 5/1/2051[13]		11,685	9,891
Freddie Mac Pool #RA5605 2.50% 7/1/2051[13]		998	877
Freddie Mac Pool #SD0926 2.50% 7/1/2051[13]		428	379
Freddie Mac Pool #QC6749 3.00% 7/1/2051[13]		4,062	3,730
Freddie Mac Pool #QC4360 3.00% 7/1/2051[13]		3,280	2,995
Freddie Mac Pool #QC4415 3.00% 7/1/2051[13]		499	455
Freddie Mac Pool #QC3826 3.00% 7/1/2051[13]		137	125
Freddie Mac Pool #QC5527 2.50% 8/1/2051[13]		4,013	3,526
Freddie Mac Pool #QC6209 2.50% 8/1/2051[13]		220	194
Freddie Mac Pool #QC6996 2.50% 8/1/2051[13]		89	78
Freddie Mac Pool #QC5189 2.50% 8/1/2051[13]		40	35
Freddie Mac Pool #QC5996 3.00% 8/1/2051[13]		143	131
Freddie Mac Pool #RA5759 2.50% 9/1/2051[13]		5,920	5,191
Freddie Mac Pool #SD7545 2.50% 9/1/2051[13]		4,224	3,757
Freddie Mac Pool #RA5855 2.50% 9/1/2051[13]		1,365	1,199
Freddie Mac Pool #QC6225 2.50% 9/1/2051[13]		998	876
Freddie Mac Pool #QC6597 2.50% 9/1/2051[13]		994	873
Freddie Mac Pool #QC6821 2.50% 9/1/2051[13]		962	844
Freddie Mac Pool #RA5782 2.50% 9/1/2051[13]		645	575
Freddie Mac Pool #QC7440 2.50% 9/1/2051[13]		187	164
Freddie Mac Pool #RA5826 2.50% 9/1/2051[13]		143	125
Freddie Mac Pool #SD0674 2.50% 9/1/2051[13]		121	107
Freddie Mac Pool #RA5971 3.00% 9/1/2051[13]		28,427	26,203
Freddie Mac Pool #QC6456 3.00% 9/1/2051[13]		4,682	4,267
Freddie Mac Pool #QC7504 3.00% 9/1/2051[13]		170	155
Freddie Mac Pool #RA6107 2.50% 10/1/2051[13]		21,042	18,479
Freddie Mac Pool #QC8778 2.50% 10/1/2051[13]		2,963	2,602
Freddie Mac Pool #RA6231 2.50% 11/1/2051[13]		6,093	5,349
Freddie Mac Pool #QC9944 2.50% 11/1/2051[13]		2,122	1,863
Freddie Mac Pool #RA6411 2.50% 11/1/2051[13]		137	120
Freddie Mac Pool #QD0293 2.50% 11/1/2051[13]		50	44
Freddie Mac Pool #RA7081 2.50% 12/1/2051[13]		11,493	10,089
Freddie Mac Pool #QD3414 2.50% 12/1/2051[13]		10,316	9,055
Freddie Mac Pool #RA6483 2.50% 12/1/2051[13]		4,153	3,669
Freddie Mac Pool #QD3226 2.50% 12/1/2051[13]		1,141	1,002
Freddie Mac Pool #QD2075 2.50% 12/1/2051[13]		1,091	957
Freddie Mac Pool #RA6433 2.50% 12/1/2051[13]		457	401
Freddie Mac Pool #QD1623 2.50% 12/1/2051[13]		80	70
Freddie Mac Pool #QD1626 2.50% 12/1/2051[13]		74	65
Freddie Mac Pool #QD2923 2.50% 12/1/2051[13]		24	21
Freddie Mac Pool #RA6488 3.00% 12/1/2051[13]		272	247

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7552 2.50% 1/1/2052[13]	USD	14,108	$12,498
Freddie Mac Pool #QD4799 2.50% 1/1/2052[13]		7,985	7,007
Freddie Mac Pool #RA6633 2.50% 1/1/2052[13]		1,992	1,748
Freddie Mac Pool #RA7263 2.50% 1/1/2052[13]		1,979	1,738
Freddie Mac Pool #SD7551 3.00% 1/1/2052[13]		65,425	60,086
Freddie Mac Pool #SD0803 3.00% 1/1/2052[13]		421	383
Freddie Mac Pool #SD8193 2.00% 2/1/2052[13]		695	586
Freddie Mac Pool #RA6608 3.00% 2/1/2052[13]		2,800	2,547
Freddie Mac Pool #QD7714 3.00% 2/1/2052[13]		1,497	1,363
Freddie Mac Pool #RA6804 3.00% 2/1/2052[13]		857	781
Freddie Mac Pool #RA6806 3.00% 2/1/2052[13]		732	666
Freddie Mac Pool #QD6279 3.00% 2/1/2052[13]		673	612
Freddie Mac Pool #RA6808 3.00% 2/1/2052[13]		162	147
Freddie Mac Pool #QD7089 3.50% 2/1/2052[13]		7,360	6,920
Freddie Mac Pool #SD8199 2.00% 3/1/2052[13]		3,550	2,992
Freddie Mac Pool #RA7065 2.00% 3/1/2052[13]		863	727
Freddie Mac Pool #QD9879 2.50% 3/1/2052[13]		12,894	11,315
Freddie Mac Pool #QD8677 2.50% 3/1/2052[13]		10,965	9,622
Freddie Mac Pool #QD8966 2.50% 3/1/2052[13]		9,977	8,754
Freddie Mac Pool #QD8942 2.50% 3/1/2052[13]		3,250	2,852
Freddie Mac Pool #QD8867 2.50% 3/1/2052[13]		1,996	1,753
Freddie Mac Pool #QE0957 2.50% 3/1/2052[13]		1,816	1,594
Freddie Mac Pool #RA7021 2.50% 3/1/2052[13]		995	873
Freddie Mac Pool #SD7553 3.00% 3/1/2052[13]		6,362	5,870
Freddie Mac Pool #QD7947 3.00% 3/1/2052[13]		3,001	2,732
Freddie Mac Pool #SD1374 3.00% 3/1/2052[13]		2,034	1,852
Freddie Mac Pool #RA6992 3.00% 3/1/2052[13]		1,308	1,191
Freddie Mac Pool #QD8673 3.00% 3/1/2052[13]		1,038	945
Freddie Mac Pool #RA6989 3.00% 3/1/2052[13]		998	908
Freddie Mac Pool #QD7918 3.00% 3/1/2052[13]		836	761
Freddie Mac Pool #QD8337 3.00% 3/1/2052[13]		649	591
Freddie Mac Pool #QD9327 3.00% 3/1/2052[13]		212	193
Freddie Mac Pool #QD8560 3.00% 3/1/2052[13]		129	117
Freddie Mac Pool #SD8204 2.00% 4/1/2052[13]		45,602	38,432
Freddie Mac Pool #QD9791 2.00% 4/1/2052[13]		4,466	3,763
Freddie Mac Pool #SD8205 2.50% 4/1/2052[13]		69,193	60,710
Freddie Mac Pool #SD7554 2.50% 4/1/2052[13]		30,323	26,893
Freddie Mac Pool #QD9911 2.50% 4/1/2052[13]		11,791	10,346
Freddie Mac Pool #QE1005 2.50% 4/1/2052[13]		9,239	8,107
Freddie Mac Pool #QE2314 2.50% 4/1/2052[13]		4,991	4,376
Freddie Mac Pool #QE0799 2.50% 4/1/2052[13]		3,284	2,881
Freddie Mac Pool #QD9578 2.50% 4/1/2052[13]		2,989	2,622
Freddie Mac Pool #QE0327 2.50% 4/1/2052[13]		1,246	1,093
Freddie Mac Pool #QE0322 2.50% 4/1/2052[13]		1,213	1,064
Freddie Mac Pool #QE0170 2.50% 4/1/2052[13]		979	859
Freddie Mac Pool #QE0292 2.50% 4/1/2052[13]		865	759
Freddie Mac Pool #QE0800 2.50% 4/1/2052[13]		862	757
Freddie Mac Pool #SD8206 3.00% 4/1/2052[13]		3,539	3,221
Freddie Mac Pool #RA8251 3.00% 4/1/2052[13]		1,837	1,672
Freddie Mac Pool #QE0761 3.00% 4/1/2052[13]		1,127	1,026
Freddie Mac Pool #RA7130 3.00% 4/1/2052[13]		992	905
Freddie Mac Pool #QE1360 3.00% 4/1/2052[13]		991	904
Freddie Mac Pool #QD9576 3.00% 4/1/2052[13]		873	794
Freddie Mac Pool #QE2315 3.00% 4/1/2052[13]		849	773
Freddie Mac Pool #SD1156 3.00% 4/1/2052[13]		821	747
Freddie Mac Pool #QE0001 3.00% 4/1/2052[13]		123	112
Freddie Mac Pool #QE0768 3.50% 4/1/2052[13]		8,711	8,179
Freddie Mac Pool #QD9278 3.50% 4/1/2052[13]		4,654	4,374
Freddie Mac Pool #SD8211 2.00% 5/1/2052[13]		3,060	2,579
Freddie Mac Pool #QE2346 2.00% 5/1/2052[13]		839	707
Freddie Mac Pool #QE2352 2.50% 5/1/2052[13]		4,882	4,283
Freddie Mac Pool #SD8212 2.50% 5/1/2052[13]		1,736	1,523
Freddie Mac Pool #QE3984 3.00% 5/1/2052[13]		2,995	2,725
Freddie Mac Pool #RA8137 3.00% 5/1/2052[13]		1,525	1,388
Freddie Mac Pool #QE3080 3.00% 5/1/2052[13]		1,099	1,000
Freddie Mac Pool #QE4164 3.00% 5/1/2052[13]		998	908
Freddie Mac Pool #QE4001 3.00% 5/1/2052[13]		990	901

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8213 3.00% 5/1/2052[13]	USD	380	$346
Freddie Mac Pool #SD8218 2.00% 6/1/2052[13]		381	321
Freddie Mac Pool #RA8146 2.50% 6/1/2052[13]		1,238	1,086
Freddie Mac Pool #SD8220 3.00% 6/1/2052[13]		15,284	13,909
Freddie Mac Pool #QE6097 2.50% 7/1/2052[13]		647	568
Freddie Mac Pool #SD8224 2.50% 7/1/2052[13]		60	52
Freddie Mac Pool #SD8225 3.00% 7/1/2052[13]		249	227
Freddie Mac Pool #QE5759 4.00% 7/1/2052[13]		818	791
Freddie Mac Pool #QE6051 4.00% 7/1/2052[13]		134	130
Freddie Mac Pool #RA7747 2.50% 8/1/2052[13]		11,759	10,316
Freddie Mac Pool #QE8989 2.50% 8/1/2052[13]		418	366
Freddie Mac Pool #SD7556 3.00% 8/1/2052[13]		55,958	51,381
Freddie Mac Pool #SD8235 3.00% 8/1/2052[13]		1,653	1,504
Freddie Mac Pool #QE9057 4.00% 8/1/2052[13]		5,474	5,292
Freddie Mac Pool #QE6590 4.00% 8/1/2052[13]		23	22
Freddie Mac Pool #RA8029 2.00% 9/1/2052[13]		26	22
Freddie Mac Pool #SD8262 2.50% 9/1/2052[13]		2,900	2,543
Freddie Mac Pool #SD8242 3.00% 9/1/2052[13]		5,183	4,715
Freddie Mac Pool #QF0925 3.00% 9/1/2052[13]		869	791
Freddie Mac Pool #QE9625 4.00% 9/1/2052[13]		7,068	6,832
Freddie Mac Pool #QE9564 4.00% 9/1/2052[13]		44	43
Freddie Mac Pool #QF0671 4.50% 9/1/2052[13]		3,413	3,374
Freddie Mac Pool #SD8245 4.50% 9/1/2052[13]		1,112	1,100
Freddie Mac Pool #SD8246 5.00% 9/1/2052[13]		178,199	179,044
Freddie Mac Pool #RA7938 5.00% 9/1/2052[13]		2,946	2,960
Freddie Mac Pool #QE9819 5.00% 9/1/2052[13]		785	788
Freddie Mac Pool #SD8271 2.50% 10/1/2052[13]		2,616	2,295
Freddie Mac Pool #QF1464 4.00% 10/1/2052[13]		6,779	6,553
Freddie Mac Pool #QF1489 4.00% 10/1/2052[13]		1,997	1,930
Freddie Mac Pool #QF1925 4.00% 10/1/2052[13]		997	964
Freddie Mac Pool #SD8257 4.50% 10/1/2052[13]		26,716	26,412
Freddie Mac Pool #QF2008 5.00% 10/1/2052[13]		952	957
Freddie Mac Pool #QF1569 5.00% 10/1/2052[13]		873	877
Freddie Mac Pool #SD1710 5.00% 10/1/2052[13]		655	661
Freddie Mac Pool #QF1305 5.00% 10/1/2052[13]		425	427
Freddie Mac Pool #SD8291 2.50% 11/1/2052[13]		1,214	1,065
Freddie Mac Pool #SD8283 2.50% 11/1/2052[13]		331	290
Freddie Mac Pool #SD8263 3.00% 11/1/2052[13]		1,374	1,250
Freddie Mac Pool #QF3364 4.00% 11/1/2052[13]		10,898	10,534
Freddie Mac Pool #QF2890 4.00% 11/1/2052[13]		881	852
Freddie Mac Pool #QF4090 5.00% 11/1/2052[13]		718	722
Freddie Mac Pool #QF2807 5.00% 11/1/2052[13]		216	217
Freddie Mac Pool #SD8275 4.50% 12/1/2052[13]		97,368	96,260
Freddie Mac Pool #SD8281 6.50% 12/1/2052[13]		613	635
Freddie Mac Pool #SD8303 2.50% 1/1/2053[13]		1,100	965
Freddie Mac Pool #SD8284 3.00% 1/1/2053[13]		1,083	985
Freddie Mac Pool #SD8282 6.50% 1/1/2053[13]		1,202	1,246
Freddie Mac Pool #SD8301 6.00% 2/1/2053[13]		43	44
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[13]		1,048	1,088
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[13]		776	782
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[13]		406	416
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[7,13]		5,913	5,820
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[13]		11,055	10,739
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[13]		7,695	7,436
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[13]		4,164	4,149
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[13]		35,930	31,358
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,13]		6,487	6,134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[13]		944	890
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,13]		6,640	6,321
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[13]		6,980	6,590
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,13]		6,913	6,535

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,13]	USD	1,738	$1,614
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[13]		1,441	1,361
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[13]		3,032	2,958
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[13]		8,369	8,049
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[13]		4,883	4,604
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[13]		2,436	2,354
Government National Mortgage Assn. 2.00% 2/1/2053[13,14]		3,875	3,350
Government National Mortgage Assn. 2.50% 2/1/2053[13,14]		10,441	9,311
Government National Mortgage Assn. 3.00% 2/1/2053[13,14]		90,000	82,716
Government National Mortgage Assn. 4.00% 2/1/2053[13,14]		1,800	1,748
Government National Mortgage Assn. 4.50% 2/1/2053[13,14]		46,166	45,849
Government National Mortgage Assn. 2.00% 3/1/2053[13,14]		60,300	52,181
Government National Mortgage Assn. 4.00% 3/1/2053[13,14]		2,300	2,234
Government National Mortgage Assn. 4.50% 3/1/2053[13,14]		45,800	45,471
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[13]		340	343
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[13]		5,197	5,082
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[13]		1,230	1,203
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[13]		4,116	4,049
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[13]		26	25
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[13]		3,442	3,345
Uniform Mortgage-Backed Security 2.00% 2/1/2053[13,14]		341,101	286,845
Uniform Mortgage-Backed Security 2.50% 2/1/2053[13,14]		66,878	58,583
Uniform Mortgage-Backed Security 3.00% 2/1/2053[13,14]		35,400	32,170
Uniform Mortgage-Backed Security 3.50% 2/1/2053[13,14]		21,993	20,630
Uniform Mortgage-Backed Security 4.00% 2/1/2053[13,14]		13,371	12,916
Uniform Mortgage-Backed Security 4.50% 2/1/2053[13,14]		52,880	52,235
Uniform Mortgage-Backed Security 5.50% 2/1/2053[13,14]		44,620	45,356
Uniform Mortgage-Backed Security 6.50% 2/1/2053[13,14]		39,100	40,465
Uniform Mortgage-Backed Security 2.00% 3/1/2053[13,14]		381,701	321,225
Uniform Mortgage-Backed Security 2.50% 3/1/2053[13,14]		88,162	77,296
Uniform Mortgage-Backed Security 3.50% 3/1/2053[13,14]		83,400	78,264
Uniform Mortgage-Backed Security 4.00% 3/1/2053[13,14]		154,900	149,654
Uniform Mortgage-Backed Security 4.50% 3/1/2053[13,14]		2,200	2,173
Uniform Mortgage-Backed Security 5.00% 3/1/2053[13,14]		68,030	68,275
Uniform Mortgage-Backed Security 6.00% 3/1/2053[13,14]		42,947	44,071
Uniform Mortgage-Backed Security 6.50% 3/1/2053[13,14]		1,317	1,361
			4,791,640

Commercial mortgage-backed securities 0.21%
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[13]		1,810	1,748
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[13]		240	228
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[13]		480	459
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[13]		301	285
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[7,13]		5,772	5,659
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[13]		2,403	2,197
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[13]		3,772	3,266
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/2064[7,13]		4,590	4,193
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.2317% 1/15/2052[13]		5,996	5,831
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[13]		3,146	2,687
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[7,13]		1,844	1,822
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.048% 9/15/2034[7,8,13]		9,923	9,652
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.159% 9/15/2036[7,8,13]		7,624	7,440
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.409% 9/15/2036[7,8,13]		220	213
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.358% 10/15/2036[7,8,13]		11,621	11,265
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.756% 10/15/2036[7,8,13]		9,946	9,598

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.969% 4/15/2037[7,8,13]	USD	9,915	$9,865
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.124% 6/15/2038[7,8,13]		11,509	11,237
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.324% 6/15/2038[7,8,13]		2,027	1,957
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.554% 6/15/2038[7,8,13]		1,829	1,763
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.309% 11/15/2038[7,8,13]		10,508	10,299
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[13]		1,440	1,374
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[13]		350	328
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[13]		550	535
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[7,13]		450	415
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[13]		400	371
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.534% 7/15/2038[7,8,13]		4,405	4,348
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.84% 7/15/2038[7,8,13]		4,021	3,937
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.16% 7/15/2038[7,8,13]		4,200	4,107
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.704% 7/15/2038[7,8,13]		1,842	1,799
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.209% 8/15/2024[7,8,13]		2,633	2,621
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 5.902% 8/15/2024[7,8,13]		879	875
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.085% 8/15/2024[7,8,13]		2,032	1,985
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 7.654% 8/15/2024[7,8,13]		1,362	1,346
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[13]		940	888
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[13]		240	230
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[13]		6,571	5,661
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[13]		7,735	7,587
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[13]		1,510	1,438
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[13]		560	528
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[8,13]		3,928	3,443
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[8,13]		1,735	1,453
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[7,8,13]		1,569	1,255
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[8,13]		4,858	4,157
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[7,13]		4,810	4,605
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.504% 10/15/2038[7,8,13]		2,054	2,003
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 5.854% 10/15/2038[7,8,13]		2,856	2,754
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[8,13]		15,628	13,738
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.255% 4/15/2026[7,8,13]		6,365	6,259
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[13]		4,811	4,683
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[13]		960	920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[13]		580	554
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[13]		1,000	932
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[8,13]		5,645	4,732

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.19% 11/15/2038[7,8,13]	USD	9,616	$9,390
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.478% 1/15/2039[7,8,13]		19,555	19,118
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[13]		5,605	5,411
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[13]		185	171
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[13]		6,015	5,782
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[13]		2,405	2,178
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[13]		150	140
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[13]		480	458
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.267% 11/15/2027[7,8,13]		13,994	14,024
			250,197

Collateralized mortgage-backed obligations (privately originated) 0.11%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,13]		3,101	2,631
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[8,13]		387	359
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 6.106% 7/25/2029[7,8,13]		853	853
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,13]		2,182	1,997
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,13]		1,387	1,322
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[8,10,13]		6,218	5,653
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[7,8,13]		603	587
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,8,13]		1,115	1,086
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,13]		482	442
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,13]		2,864	2,487
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.06% 10/25/2041[7,8,13]		268	267
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[13]		1,739	1,037
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.438% 6/25/2047[7,13]		975	820
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[8,13]		10,711	9,749
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[7,8,13]		5,738	5,066
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[13]		295	285
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[8,13]		5,727	6,183
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[8,13]		6,233	6,669
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[8,13]		1,926	1,995
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[8,13]		2,172	2,170
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[7,8,13]		6,865	5,763
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[7,8,13]		6,422	5,392
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,13]		6,669	5,599
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[7,8,13]		2,905	2,439
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,13]		7,379	6,185
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.46% 9/25/2042[7,8,13]		2,131	2,150
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[8,13]		6,444	5,768
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[7,8,13]		1,279	1,074
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.149% 5/25/2036[7,13]		1,342	1,155
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,13]		619	563
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[7,8,13]		1,132	1,071
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.356% 11/25/2055[7,8,13]		6,060	5,872
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[7,8,13]		5,557	4,665
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[8,13]		2,750	2,563
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,13]		197	186

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.764% 5/25/2036[7,13]	USD	1,142	$785
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[8,13]		7,839	7,513
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/2033[2,8]		10,003	8,849
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[8,10,13]		2,209	2,213
VM Fund I, LLC 8.625% 1/15/2028[2,8]		16,924	16,670
			138,133

Total mortgage-backed obligations			5,179,970

U.S. Treasury bonds & notes 2.94%
U.S. Treasury 2.63%
U.S. Treasury 2.75% 4/30/2023		10,000	9,955
U.S. Treasury 2.75% 7/31/2023		16,300	16,143
U.S. Treasury 6.25% 8/15/2023		7,100	7,159
U.S. Treasury 0.125% 8/31/2023		1,890	1,841
U.S. Treasury 0.25% 3/15/2024		14,000	13,329
U.S. Treasury 3.25% 8/31/2024		153,693	150,926
U.S. Treasury 4.25% 12/31/2024		250,000	249,977
U.S. Treasury 0.25% 8/31/2025		32,594	29,656
U.S. Treasury 3.875% 1/15/2026		235,671	235,616
U.S. Treasury 0.875% 9/30/2026		5,558	5,014
U.S. Treasury 1.125% 10/31/2026		1,963	1,785
U.S. Treasury 1.625% 11/30/2026		20,000	18,517
U.S. Treasury 2.75% 4/30/2027		1,000	963
U.S. Treasury 0.50% 8/31/2027		10,000	8,687
U.S. Treasury 3.875% 12/31/2027		245,000	247,739
U.S. Treasury 3.50% 1/31/2028		486,232	483,894
U.S. Treasury 1.50% 11/30/2028		10,000	8,901
U.S. Treasury 3.50% 1/31/2030		157,626	157,016
U.S. Treasury 1.50% 2/15/2030		31,651	27,780
U.S. Treasury 1.625% 5/15/2031		31,156	27,092
U.S. Treasury 4.125% 11/15/2032		637,483	670,279
U.S. Treasury 1.375% 11/15/2040[15]		149,317	103,168
U.S. Treasury 1.75% 8/15/2041		17,045	12,405
U.S. Treasury 2.00% 11/15/2041		11,924	9,055
U.S. Treasury 2.375% 2/15/2042		72,717	58,792
U.S. Treasury 4.00% 11/15/2042		26,252	27,103
U.S. Treasury 2.875% 11/15/2046		27,970	24,053
U.S. Treasury 2.875% 5/15/2049		25,000	21,545
U.S. Treasury 2.00% 2/15/2050		20,000	14,253
U.S. Treasury 2.375% 5/15/2051		2,224	1,719
U.S. Treasury 2.00% 8/15/2051		1,710	1,210
U.S. Treasury 3.00% 8/15/2052[15]		627,855	554,260
			3,199,832

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]		43,994	42,465
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]		46,263	44,772
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]		6,196	5,943
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[16]		70,243	66,768
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[16]		32,686	31,090
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[16]		75,378	76,400
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[16]		70,745	68,858
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[16]		4,947	4,635
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[16]		43,717	39,888
			380,819

Total U.S. Treasury bonds & notes			3,580,651

Asset-backed obligations 1.10%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[8,13]		960	958
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[8,13]		1,671	1,657
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[8,13]		9,400	9,280
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[8,13]		3,125	2,958
Aesop Funding, LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[8,13]		8,500	7,677

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2/20/2027[8,13]	USD	5,663	$5,185
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[8,13]		29,959	26,637
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[8,13]		1,699	1,479
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[8,13]		551	476
Aesop Funding, LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[8,13]		5,000	4,217
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[8,13]		1,368	1,312
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.742% 1/15/2030[7,8,13]		8,237	8,185
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[7,8,13]		6,424	6,323
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[8,13]		2,188	2,169
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[8,13]		1,423	1,397
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[8,13]		1,201	1,141
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[8,13]		6,741	6,563
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[8,13]		2,531	2,381
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 4.834% 4/15/2026[7,13]		20,000	20,011
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[13]		3,042	2,867
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[13]		3,382	3,107
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[13]		7,972	7,149
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.735% 1/22/2028[7,8,13]		9,671	9,607
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[8,13]		1,453	1,342
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[8,13]		4,605	4,312
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[13]		14,798	15,090
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[7,8,13]		14,610	14,508
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[8,13]		833	779
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[8,13]		8,086	6,874
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[8,13]		1,354	1,048
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[13]		450	445
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[13]		313	284
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[13]		307	274
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[13]		1,363	1,309
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[13]		1,948	1,793
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[8,13]		12,105	10,449
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[8,13]		7,390	6,427
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[8,13]		14,334	11,903
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[8,13]		2,442	2,243
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[7,8,13]		19,317	19,131
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[8,13]		24,040	21,749
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[8,13]		5,870	5,002
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[8,13]		5,345	4,764
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[8,13]		569	478
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[8,13]		15,131	13,355
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[8,13]		2,857	2,460
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[8,13]		23,207	23,149
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[8,13]		19,203	18,605
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.128% 4/22/2026[7,13]		9,919	9,952
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[8,13]		3,508	3,108
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[8,13]		1,468	1,304
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[8,13]		9,244	8,236
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[8,13]		16,644	14,592
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[8,13]		646	548
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 3/17/2025[8,13]		95	95

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[8,13]	USD	460	$459
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[8,13]		650	643
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[8,13]		883	841
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 4.599% 1/15/2037[7,13]		274	254
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 4.609% 2/15/2037[7,13]		481	446
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 4.844% 3/15/2026[7,13]		26,000	26,004
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[13]		11,164	11,060
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[13]		7,522	7,372
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[13]		6,079	5,728
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[8,13]		2,836	2,824
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[8,13]		1,708	1,686
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[8,13]		1,961	1,910
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[8,13]		1,232	1,190
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[8,13]		14,240	14,298
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[8,13]		671	620
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[8,13]		1,769	1,744
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[8,13]		1,847	1,769
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[8,13]		1,247	1,160
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.772% 4/15/2028[7,8,13]		19,639	19,524
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[8,13]		1,608	1,403
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[8,13]		11,419	11,139
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[8,13]		3,349	3,214
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[8,13]		10,200	10,035
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[8,13]		11,497	11,576
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[8,13]		3,935	3,900
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[13]		811	803
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[8,13]		4,419	4,358
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[13]		2,933	2,936
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[8,13]		1,353	1,326
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[13]		5,579	5,397
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[13]		1,786	1,727
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[13]		8,065	7,474
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[13]		3,484	3,430
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[8,13]		10,074	9,162
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[8,13]		4,215	4,089
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[8,13]		6,544	6,590
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[8,13]		10,105	10,025
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[8,13]		5,634	5,548
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[8,13]		3,650	3,541
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[8,13]		23,146	21,914
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[8,13]		3,878	3,507
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[8,13]		1,548	1,360
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[8,13]		117	101
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[8,13]		9,018	8,198
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[8,13]		16,394	14,874
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[8,13]		26,481	23,305
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[8,13]		22,882	20,287
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[8,13]		2,148	1,852
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,8,13]		10,370	10,317
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[8,13]		22,756	21,190
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[8,13]		3,534	3,276
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[8,13]		1,744	1,604
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[8,13]		15,340	14,797
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[8,13]		18,858	16,712
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[8,13]		3,369	2,969
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[8,13]		1,850	1,608
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[8,13]		8,300	7,448
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[8,13]		7,264	6,935
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[8,13]		1,870	1,846
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2029[7,8,13]		2,292	2,284
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[7,8,13]		21,656	21,414

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[7,8,13]	USD	7,587	$7,530
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[8,13]		16,100	16,100
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[8,13]		3,039	2,958
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[8,13]		13,019	12,772
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[8,13]		8,085	7,097
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[8,13]		10,700	9,464
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[8,13]		18,275	15,566
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[8,13]		17,051	15,300
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[8,13]		9,350	8,362
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[8,13]		16,363	14,722
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[8,13]		64,437	56,217
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[7,8,13]		6,870	6,822
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[7,8,13]		822	817
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 5.592% 10/15/2029[7,8,13]		16,152	16,027
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.192% 10/15/2029[7,8,13]		8,409	8,213
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.218% 1/15/2031[7,8,13]		18,877	18,879
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[8,13]		4,091	4,052
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[8,13]		431	423
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[13]		4,926	4,758
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/2031[7,8,13]		19,894	19,935
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[8,13]		942	940
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[8,13]		1,895	1,877
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.732% 10/15/2030[7,8,13]		18,144	17,978
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[13]		8,401	8,370
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[13]		1,972	1,960
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 9/15/2025[13]		702	701
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[13]		12,293	12,231
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[13]		2,631	2,611
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[13]		3,973	3,988
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[13]		7,703	7,532
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[13]		8,984	8,888
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[13]		4,422	4,270
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[13]		2,542	2,511
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[13]		4,938	4,646
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[13]		4,974	4,824
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[13]		3,708	3,478
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[13]		2,374	2,350
Slam, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[8,13]		8,107	7,018
Slam, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[8,13]		1,492	1,251
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[8,13]		9,948	8,129
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[8,13]		16,731	14,866
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[8,13]		7,918	6,765
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[8,13]		6,062	5,464
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[8,13]		6,050	5,292
Stratus CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.348% 10/20/2031[7,8,13]		15,189	15,209
Stratus CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[7,8,13]		5,706	5,699
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[8,13]		4,817	4,425
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[8,13]		4,642	4,142
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[8,13]		6,752	6,247
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[8,13]		6,620	5,942
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[8,13]		12,680	10,981
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[8,13]		546	465
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[8,13]		16,697	14,709
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[8,13]		7,135	6,329
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[8,13]		5,637	4,821

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[8,13]	USD	203	$169
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[8,13]		24,929	21,997
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[8,13]		13,030	11,299
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[8,13]		516	435
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[10,13]		17,018	17,036
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[8,13]		10,868	10,859
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[8,13]		3,374	3,294
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[8,13]		6,549	6,239
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[8,13]		4,244	4,252
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[8,13]		5,157	4,998
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[8,13]		6,654	6,300
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[8,13]		4,413	4,083
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[8,13]		2,924	2,730
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[8,13]		1,754	1,758
			1,331,719

Municipals 0.30%
California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		2,170	1,985
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		3,010	2,703
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034		785	665
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 6/1/2042		1,855	1,472
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 6/1/2046		3,915	3,644
			10,469

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		400	335
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		525	424
			759

Illinois 0.24%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		28,045	27,861
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039		120	121
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		54,555	50,788
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		11,385	10,622
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		23,140	20,472
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026		110	114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		100	104
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028		650	707
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028		800	872
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		300	324
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029		550	595

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	USD	220	$229
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030		200	215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031		100	104
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031		350	377
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032		350	376
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033		200	214
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036		100	102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044		140	141
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046		390	391
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042		190	190
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031		350	246
G.O. Bonds, Series 2019-A, 4.00% 4/1/2023		12,000	11,982
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027		3,230	3,208
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023		3,881	3,881
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		155,890	154,970
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 3/1/2023		595	595
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		3,775	3,961
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035		4,500	4,724
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035		350	378
			298,864

New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		4,635	4,237
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),Series 2021-C, 1.748% 3/15/2028		7,675	6,819
			11,056

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		27,765	24,043

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		22,720	21,049

Total municipals			366,240

Bonds & notes of governments & government agencies outside the U.S. 0.10%
Abu Dhabi (Emirate of) 2.50% 4/16/2025[8]		7,800	7,514
Abu Dhabi (Emirate of) 3.125% 4/16/2030[8]		7,800	7,313
Abu Dhabi (Emirate of) 1.70% 3/2/2031[8]		1,700	1,423
Abu Dhabi (Emirate of) 3.875% 4/16/2050[8]		5,350	4,608
Colombia (Republic of) 7.50% 2/2/2034		8,970	8,876
European Investment Bank 0.75% 10/26/2026		9,910	8,847
Morocco (Kingdom of) 3.00% 12/15/2032[8]		6,000	4,810
Morocco (Kingdom of) 4.00% 12/15/2050[8]		6,000	4,139
OMERS Finance Trust 3.50% 4/19/2032[8]		7,941	7,419
OMERS Finance Trust 4.00% 4/19/2052[8]		7,941	6,851
Panama (Republic of) 3.298% 1/19/2033		7,940	6,647

46	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Panama (Republic of) 4.50% 1/19/2063	USD	2,065	$1,548
Peru (Republic of) 1.862% 12/1/2032		8,550	6,409
Peru (Republic of) 2.78% 12/1/2060		12,800	7,789
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025[8]		3,060	3,038
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[8]		790	787
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[8]		2,310	2,099
Swedish Export Credit Corp. 3.625% 9/3/2024		11,420	11,239
United Mexican States 2.659% 5/24/2031		9,162	7,703
United Mexican States 4.875% 5/19/2033		6,334	6,094
United Mexican States 6.35% 2/9/2035		1,149	1,222
United Mexican States 3.771% 5/24/2061		5,180	3,543
			119,918

Federal agency bonds & notes 0.00%
Ecopetrol SA 4.625% 11/2/2031		970	768

Total bonds, notes & other debt instruments (cost: $31,754,382,000)			29,866,557

		Shares
Short-term securities 8.13%
Money market investments 8.08%
Capital Group Central Cash Fund 4.46%[5,17]		98,354,808	9,834,497

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.46%[5,17,18]		347,330	34,730
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[17,18]		6,100,000	6,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.23%[17,18]		6,100,000	6,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.14%[17,18]		2,200,000	2,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.30%[17,18]		1,678,099	1,678
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.07%[17,18]		1,600,000	1,600
Fidelity Investments Money Market Government Portfolio, Class I 4.20%[17,18]		1,600,000	1,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%[17,18]		1,600,000	1,600
			55,608

Total short-term securities (cost: $9,888,976,000)			9,890,105
Total investment securities 101.36% (cost: $100,231,648,000)			123,311,974
Other assets less liabilities (1.36)%			(1,649,670)

Net assets 100.00%			$121,662,304

The Income Fund of America	47

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2023 (000)
2 Year U.S. Treasury Note Futures	Short	9,205	March 2023	USD (1,892,994)	$1,538
5 Year U.S. Treasury Note Futures	Long	20,683	March 2023	2,259,456	12,174
10 Year U.S. Treasury Note Futures	Long	3,038	March 2023	347,898	6,237
10 Year Ultra U.S. Treasury Note Futures	Short	9,597	March 2023	(1,163,186)	(6,174)
20 Year U.S. Treasury Bond Futures	Long	686	March 2023	89,094	2,013
30 Year Ultra U.S. Treasury Bond Futures	Long	4,746	March 2023	672,746	11,575
					$27,363

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional amount (000)		Value at 1/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 1/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date
4.1645%	Annual	SOFR	Annual	1/24/2025	USD	7,898	$(13)	$—	$(13)
4.18306%	Annual	SOFR	Annual	1/24/2025		449,775	(612)	—	(612)
4.16253%	Annual	SOFR	Annual	1/24/2025		488,327	(852)	—	(852)
SOFR	Annual	3.2015%	Annual	1/19/2033		105,329	199	—	199
SOFR	Annual	3.1205%	Annual	1/20/2033		105,351	920	—	920
SOFR	Annual	3.16653%	Annual	1/24/2033		108,884	526	—	526
SOFR	Annual	3.18606%	Annual	1/24/2033		100,671	321	—	321
							$489	$—	$489

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 1/31/2023 (000)	Upfront premium (received) paid (000)	Unrealized depreciation at 1/31/2023 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD	105,342	$(1,323)	$(83)	$(1,240)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027		226,205	(6,228)	5,612	(11,840)
						$(7,551)	$5,529	$(13,080)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)		[19]	Value at 1/31/2023 (000)	[20]	Upfront premium paid (000)	Unrealized appreciation at 1/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	USD	148,497		$6,785		$4,416	$2,369

48	The Income Fund of America

Investments in affiliates5

	Value of affiliates at 8/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)
Common stocks 1.24%
Health care 0.05%
Rotech Healthcare, Inc.[2,3,6]	$55,404	$—	$—		$—	$2,715	$58,119	$—
Industrials 0.20%
ManpowerGroup, Inc.	213,497	—	—		—	23,825	237,322	3,703
Utilities 0.86%
Brookfield Infrastructure Partners, LP	1,088,574	96,309	—		—	(134,927)	1,049,956	20,413
Consumer discretionary 0.13%
Domino’s Pizza Group PLC	107,070	—	—		—	11,707	118,777	1,199
Puuilo OYJ	27,975	—	—		—	9,931	37,906	814
Lumi Gruppen AS21	3,793	—	1,617		(9,426)	7,250	—	—
							156,683
Total common stocks							1,502,080
Short-term securities 8.11%
Money market investments 8.08%
Capital Group Central Cash Fund 4.46%[17]	13,287,019	7,548,386	11,005,362		(427)	4,881	9,834,497	203,058
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.46%[17,18]	179,877		145,147	[22]			34,730	—	[23]
Total short-term securities							9,869,227
Total 9.35%					$(9,853)	$(74,618)	$11,371,307	$229,187

Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,3,5]	11/26/2014	$19,660	$58,119	.05%
Ascent Resources - Utica, LLC, Class A2,3	4/25/2016-11/15/2016	56,848	22,043	.02
Total		$76,508	$80,162	.07%

The Income Fund of America	49

[1]	All or a portion of this security was on loan. The total value of all such securities was $76,003,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Value determined using significant unobservable inputs.
[3]	Security did not produce income during the last 12 months.
[4]	Amount less than one thousand.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $80,162,000, which represented .07% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,502,942,000, which represented 9.45% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Step bond; coupon rate may change at a later date.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $386,720,000, which represented .32% of the net assets of the fund.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Purchased on a TBA basis.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $121,073,000, which represented .10% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 1/31/2023.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[21]	Affiliated issuer during the reporting period but no longer held at 1/31/2023.
[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

50	The Income Fund of America

Financial statements

Statement of assets and liabilities at January 31, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $76,003 of investment securities on loan):
Unaffiliated issuers (cost: $89,111,658)	$111,940,667
Affiliated issuers (cost: $11,119,990)	11,371,307	$123,311,974
Cash		5,336
Cash denominated in currencies other than U.S. dollars (cost: $18,244)		18,228
Unrealized appreciation on unfunded commitments		1,644
Receivables for:
Sales of investments	1,265,548
Sales of fund’s shares	79,979
Dividends and interest	532,698
Securities lending income	1
Variation margin on futures contracts	5,139
Variation margin on centrally cleared swap contracts	1,645
Other	1,361	1,886,371
		125,223,553
Liabilities:
Collateral for securities on loan		55,608
Unrealized depreciation on unfunded commitments		74
Payables for:
Purchases of investments	3,365,296
Repurchases of fund’s shares	81,518
Investment advisory services	20,383
Services provided by related parties	23,991
Trustees’ deferred compensation	4,361
Variation margin on futures contracts	3,939
Variation margin on centrally cleared swap contracts	2,517
Other	3,562	3,505,567
Net assets at January 31, 2023		$121,662,304

Net assets consist of:
Capital paid in on shares of beneficial interest		$96,529,927
Total distributable earnings		25,132,377
Net assets at January 31, 2023		$121,662,304

Refer to the notes to financial statements.

The Income Fund of America	51

Financial statements (continued)

Statement of assets and liabilities at January 31, 2023 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (5,213,930 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$77,934,786	3,338,064		$23.35
Class C	2,046,754	89,111		22.97
Class T	11	—	*	23.35
Class F-1	2,323,245	99,837		23.27
Class F-2	12,875,628	552,117		23.32
Class F-3	5,171,181	221,628		23.33
Class 529-A	1,849,461	79,440		23.28
Class 529-C	65,068	2,802		23.22
Class 529-E	56,173	2,422		23.19
Class 529-T	15	1		23.35
Class 529-F-1	12	1		23.27
Class 529-F-2	137,352	5,882		23.35
Class 529-F-3	13	1		23.35
Class R-1	65,850	2,842		23.17
Class R-2	366,109	15,920		23.00
Class R-2E	36,210	1,556		23.27
Class R-3	702,247	30,227		23.23
Class R-4	817,358	35,090		23.29
Class R-5E	172,801	7,415		23.31
Class R-5	323,390	13,852		23.35
Class R-6	16,718,640	715,722		23.36

*	Amount less than one thousand.

Refer to the notes to financial statements.

52	The Income Fund of America

Financial statements (continued)

Statement of operations for the six months ended January 31, 2023	Unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $25,274; also includes $229,187 from affiliates)	$1,693,825
Interest from unaffiliated issuers	668,816
Securities lending income (net of fees)	3,127	$2,365,768
Fees and expenses*:
Investment advisory services	131,639
Distribution services	115,901
Transfer agent services	32,721
Administrative services	17,825
529 plan services	625
Reports to shareholders	1,234
Registration statement and prospectus	928
Trustees’ compensation	447
Auditing and legal	314
Custodian	1,278
Other	367	303,279
Net investment income		2,062,489

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	452,399
Affiliated issuers	(9,853)
Futures contracts	(21,216)
Forward currency contracts	11,773
Swap contracts	(53,996)
Currency transactions	(3,327)	375,780
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,544,845
Affiliated issuers	(74,618)
Futures contracts	(7,094)
Forward currency contracts	(5,014)
Swap contracts	8,951
Currency translations	3,488	1,470,558
Net realized gain and unrealized appreciation		1,846,338

Net increase in net assets resulting from operations		$3,908,827

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Income Fund of America	53

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended January 31, 2023*	Year ended July 31, 2022
Operations:
Net investment income	$2,062,489	$4,135,492
Net realized gain	375,780	4,350,957
Net unrealized appreciation (depreciation)	1,470,558	(10,357,644)
Net increase (decrease) in net assets resulting from operations	3,908,827	(1,871,195)

Distributions paid to shareholders	(6,334,897)	(8,514,409)

Net capital share transactions	3,061,375	4,896,612

Total increase (decrease) in net assets	635,305	(5,488,992)

Net assets:
Beginning of period	121,026,999	126,515,991
End of period	$121,662,304	$121,026,999

*	Unaudited.

Refer to the notes to financial statements.

54	The Income Fund of America

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

The Income Fund of America	55

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

56	The Income Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2023 (dollars in thousands):

The Income Fund of America	57

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$10,628,864	$4,059,170	$16,313		$14,704,347
Consumer staples	9,594,571	1,530,540	—		11,125,111
Health care	8,687,027	2,367,759	58,119		11,112,905
Energy	6,461,752	1,375,143	28,022		7,864,917
Industrials	5,063,810	2,759,745	—		7,823,555
Real estate	6,666,857	45,651	—		6,712,508
Utilities	4,185,643	1,157,831	—		5,343,474
Information technology	3,909,190	1,332,640	—		5,241,830
Consumer discretionary	3,889,407	767,597	3,106		4,660,110
Communication services	2,514,709	1,687,298	—		4,202,007
Materials	2,188,120	1,732,023	—		3,920,143
Preferred securities	278,433	70,530	2,722		351,685
Rights & warrants	—	2,213	—	*	2,213
Convertible stocks	489,930	—	—		489,930
Convertible bonds & notes	—	—	577		577
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	19,268,795	18,496		19,287,291
Mortgage-backed obligations	—	5,154,451	25,519		5,179,970
U.S. Treasury bonds & notes	—	3,580,651	—		3,580,651
Asset-backed obligations	—	1,321,402	10,317		1,331,719
Municipals	—	366,240	—		366,240
Bonds & notes of governments & government agencies outside the U.S.	—	119,918	—		119,918
Federal agency bonds & notes	—	768	—		768
Short-term securities	9,890,105	—	—		9,890,105
Total	$74,448,418	$48,700,365	$163,191		$123,311,974

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$33,537	$—	$—		$33,537
Unrealized appreciation on centrally cleared interest rate swaps	—	1,966	—		1,966
Unrealized appreciation on centrally cleared credit default swaps	—	2,369	—		2,369
Liabilities:
Unrealized depreciation on futures contracts	(6,174)	—	—		(6,174)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,477)	—		(1,477)
Unrealized depreciation on centrally cleared credit default swaps	—	(13,080)	—		(13,080)
Total	$27,363	$(10,222)	$—		$17,141

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

58	The Income Fund of America

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline more than they would have declined due to the rise in interest rates alone. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

The Income Fund of America	59

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of January 31, 2023, the total value of securities on loan was $76,003,000, and the total value of collateral received was $78,764,000. Collateral received includes cash of $55,608,000 and U.S. government securities of $23,156,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2023, the fund’s maximum exposure of unfunded bond commitments was $18,386,000, which would represent .02% of the net assets of the fund should such commitments become due. Unrealized appreciation of $1,644,000 is disclosed as unrealized appreciation on unfunded commitments and unrealized depreciation of $74,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities. Both are included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

60	The Income Fund of America

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,352,419,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of January 31, 2023, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $213,950,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

The Income Fund of America	61

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,366,235,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,190,702,000.

62	The Income Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, January 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$33,537	Unrealized depreciation*	$6,174
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,966	Unrealized depreciation*	1,477
Swap (centrally cleared)	Credit	Unrealized appreciation*	2,369	Unrealized depreciation*	13,080
			$37,872		$20,731

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(21,216)	Net unrealized depreciation on futures contracts	$(7,094)
Forward currency	Currency	Net realized gain on forward currency contracts	11,773	Net unrealized depreciation on forward currency contracts	(5,014)
Swap	Interest	Net realized gain on swap contracts	229	Net unrealized appreciation on swap contracts	489
Swap	Credit	Net realized loss on swap contracts	(54,225)	Net unrealized appreciation on swap contracts	8,462
			$(63,439)		$(3,157)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

The Income Fund of America	63

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended January 31, 2023, the fund recognized $1,190,000 in reclaims (net of $28,000 in fees and the effect of realized gain or loss from currency translations) and $22,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,693,960
Undistributed long-term capital gains	4,106,178

As of January 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$26,449,008
Gross unrealized depreciation on investments	(3,160,669)
Net unrealized appreciation on investments	23,288,339
Cost of investments	100,030,831

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended January 31, 2023						Year ended July 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,411,938		$2,636,411		$4,048,349		$2,381,084		$3,111,969		$5,493,053
Class C	31,417		71,660		103,077		55,874		100,545		156,419
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	41,647		78,844		120,491		72,699		98,385		171,084
Class F-2	243,431		432,771		676,202		395,103		476,920		872,023
Class F-3	98,821		173,874		272,695		155,715		181,655		337,370
Class 529-A	33,269		62,982		96,251		56,284		74,403		130,687
Class 529-C	957		2,253		3,210		1,710		3,189		4,899
Class 529-E	957		1,935		2,892		1,628		2,378		4,006
Class 529-T	—	*	1		1		1		1		2
Class 529-F-1	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-2	2,566		4,585		7,151		3,986		4,783		8,769
Class 529-F-3	—	*	—	*	—	*	—	*	—	*	—	*
Class R-1	979		2,300		3,279		1,539		2,762		4,301
Class R-2	5,323		12,494		17,817		8,533		15,271		23,804
Class R-2E	593		1,286		1,879		956		1,506		2,462
Class R-3	11,905		24,364		36,269		20,260		30,261		50,521
Class R-4	14,603		27,609		42,212		25,053		33,177		58,230
Class R-5E	3,114		5,672		8,786		5,026		6,162		11,188
Class R-5	6,183		10,837		17,020		10,490		12,596		23,086
Class R-6	320,795		556,521		877,316		532,394		630,111		1,162,505
Total	$2,228,498		$4,106,399		$6,334,897		$3,728,335		$4,786,074		$8,514,409

*	Amount less than one thousand.

64	The Income Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2023, the investment advisory services fees were $131,639,000, which were equivalent to an annualized rate of 0.222% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2023, unreimbursed expenses subject to reimbursement totaled $12,556,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The Income Fund of America	65

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended January 31, 2023, the 529 plan services fees were $625,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the six months ended January 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$ 95,533	$21,680		$11,464		Not applicable
Class C	10,468	600		315		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,740	1,397		342		Not applicable
Class F-2	Not applicable	6,660		1,877		Not applicable
Class F-3	Not applicable	14		737		Not applicable
Class 529-A	2,154	464		272		$549
Class 529-C	332	17		10		20
Class 529-E	139	6		8		17
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	11		20		39
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	331	31		10		Not applicable
Class R-2	1,344	628		54		Not applicable
Class R-2E	110	38		5		Not applicable
Class R-3	1,755	529		106		Not applicable
Class R-4	995	403		119		Not applicable
Class R-5E	Not applicable	124		24		Not applicable
Class R-5	Not applicable	72		47		Not applicable
Class R-6	Not applicable	47		2,415		Not applicable
Total class-specific expenses	$115,901	$32,721		$17,825		$625

*	Amount less than one thousand.

Trustees deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $447,000 in the fund’s statement of operations reflects $315,000 in current fees (either paid in cash or deferred) and a net increase of $132,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $401,365,000 and $253,995,000, respectively, which generated $19,294,000 of net realized gains from such sales.

66	The Income Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2023

Class A	$2,136,635	92,692	$3,964,194	171,331		$(4,691,225)	(203,930)	$1,409,604	60,093
Class C	105,891	4,663	102,046	4,482		(349,313)	(15,348)	(141,376)	(6,203)
Class T	—	—	—	—		—	—	—	—
Class F-1	75,586	3,241	118,695	5,148		(175,131)	(7,623)	19,150	766
Class F-2	1,301,747	56,685	650,432	28,155		(1,480,733)	(64,495)	471,446	20,345
Class F-3	664,593	28,954	269,956	11,681		(512,033)	(22,272)	422,516	18,363
Class 529-A	81,756	3,548	96,215	4,171		(159,615)	(6,903)	18,356	816
Class 529-C	8,028	349	3,208	139		(15,849)	(684)	(4,613)	(196)
Class 529-E	2,597	112	2,892	126		(5,932)	(257)	(443)	(19)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	1		—	—	1	1
Class 529-F-2	16,074	697	7,149	309		(14,053)	(607)	9,170	399
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	4,838	212	3,280	142		(8,744)	(379)	(626)	(25)
Class R-2	28,011	1,235	17,806	781		(40,412)	(1,793)	5,405	223
Class R-2E	3,302	145	1,879	81		(5,021)	(220)	160	6
Class R-3	58,342	2,543	36,189	1,572		(105,947)	(4,613)	(11,416)	(498)
Class R-4	60,909	2,647	42,190	1,828		(83,368)	(3,654)	19,731	821
Class R-5E	15,263	672	8,786	381		(7,877)	(344)	16,172	709
Class R-5	18,220	798	16,982	734		(22,457)	(979)	12,745	553
Class R-6	554,038	24,207	876,197	37,859		(614,844)	(26,566)	815,391	35,500
Total net increase (decrease)	$5,135,830	223,400	$6,218,099	268,921		$(8,292,554)	(360,667)	$3,061,375	131,654

Refer to the end of the table for footnotes.

The Income Fund of America	67

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2022

Class A	$4,830,451	191,918	$5,372,610	215,676		$(8,105,210)	(322,218)	$2,097,851	85,376
Class C	279,345	11,231	154,852	6,295		(794,138)	(31,978)	(359,941)	(14,452)
Class T	—	—	—	—		—	—	—	—
Class F-1	89,769	3,576	168,566	6,784		(379,542)	(15,113)	(121,207)	(4,753)
Class F-2	2,800,552	111,603	839,636	33,786		(2,224,438)	(88,814)	1,415,750	56,575
Class F-3	1,041,311	41,338	334,976	13,476		(846,178)	(33,630)	530,109	21,184
Class 529-A	180,280	7,171	130,662	5,260		(268,561)	(10,676)	42,381	1,755
Class 529-C	15,533	619	4,898	197		(36,918)	(1,465)	(16,487)	(649)
Class 529-E	6,359	254	4,005	162		(11,689)	(465)	(1,325)	(49)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	27,550	1,100	8,773	353		(19,956)	(789)	16,367	664
Class 529-F-3	—	—	1	1		—	—	1	1
Class R-1	9,602	385	4,300	173		(16,154)	(641)	(2,252)	(83)
Class R-2	68,858	2,773	23,787	966		(100,318)	(4,035)	(7,673)	(296)
Class R-2E	6,836	271	2,462	99		(8,543)	(344)	755	26
Class R-3	125,211	4,995	50,394	2,030		(206,893)	(8,240)	(31,288)	(1,215)
Class R-4	149,919	5,956	58,215	2,342		(263,091)	(10,370)	(54,957)	(2,072)
Class R-5E	23,999	960	11,188	450		(24,391)	(971)	10,796	439
Class R-5	34,505	1,387	23,038	926		(120,463)	(4,661)	(62,920)	(2,348)
Class R-6	1,530,260	60,967	1,161,044	46,644		(1,250,654)	(50,020)	1,440,650	57,591
Total net increase (decrease)	$11,220,340	446,504	$8,353,409	335,620		$(14,677,137)	(584,430)	$4,896,612	197,694

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $51,117,216,000 and $49,150,423,000, respectively, during the six months ended January 31, 2023.

68	The Income Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
1/31/2023[5,6]	$23.83	$.40	$.38	$.78	$(.44)	$(.82)	$(1.26)	$23.35	3.32%[7]		$77,935		.57%[8]		.57%[8]		3.42%[8]
7/31/2022	25.92	.81	(1.18)	(.37)	(.74)	(.98)	(1.72)	23.83	(1.60)		78,105		.56		.56		3.23
7/31/2021	21.88	.75	4.04	4.79	(.75)	—	(.75)	25.92	22.23		82,740		.56		.56		3.11
7/31/2020	22.56	.73	(.17)	.56	(.74)	(.50)	(1.24)	21.88	2.59		71,103		.57		.57		3.32
7/31/2019	23.28	.72	.13	.85	(.69)	(.88)	(1.57)	22.56	4.22		73,594		.56		.56		3.23
7/31/2018	22.87	.73	.84	1.57	(.66)	(.50)	(1.16)	23.28	6.98		75,284		.55		.55		3.16
Class C:
1/31/2023[5,6]	23.46	.31	.37	.68	(.35)	(.82)	(1.17)	22.97	2.95	[7]	2,047		1.31	[8]	1.31	[8]	2.67	[8]
7/31/2022	25.54	.61	(1.16)	(.55)	(.55)	(.98)	(1.53)	23.46	(2.35)		2,236		1.31		1.31		2.46
7/31/2021	21.57	.56	3.98	4.54	(.57)	—	(.57)	25.54	21.31		2,803		1.31		1.31		2.37
7/31/2020	22.25	.56	(.16)	.40	(.58)	(.50)	(1.08)	21.57	1.82		2,906		1.32		1.32		2.58
7/31/2019	22.98	.54	.13	.67	(.52)	(.88)	(1.40)	22.25	3.41		4,279		1.34		1.34		2.45
7/31/2018	22.59	.54	.82	1.36	(.47)	(.50)	(.97)	22.98	6.11		4,917		1.34		1.34		2.36
Class T:
1/31/2023[5,6]	23.83	.43	.38	.81	(.47)	(.82)	(1.29)	23.35	3.45	[7,9]	—	[10]	.29	[8,9]	.29	[8,9]	3.69	[8,9]
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)[9]		—	[10]	.31	[9]	.31	[9]	3.47	[9]
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.52	[9]	—	[10]	.32	[9]	.32	[9]	3.35	[9]
7/31/2020	22.57	.78	(.17)	.61	(.80)	(.50)	(1.30)	21.88	2.81	[9]	—	[10]	.33	[9]	.33	[9]	3.55	[9]
7/31/2019	23.29	.77	.13	.90	(.74)	(.88)	(1.62)	22.57	4.44	[9]	—	[10]	.35	[9]	.35	[9]	3.43	[9]
7/31/2018	22.88	.78	.84	1.62	(.71)	(.50)	(1.21)	23.29	7.19	[9]	—	[10]	.34	[9]	.34	[9]	3.36	[9]
Class F-1:
1/31/2023[5,6]	23.75	.39	.38	.77	(.43)	(.82)	(1.25)	23.27	3.29	[7]	2,323		.62	[8]	.62	[8]	3.36	[8]
7/31/2022	25.84	.79	(1.18)	(.39)	(.72)	(.98)	(1.70)	23.75	(1.68)		2,353		.63		.63		3.15
7/31/2021	21.82	.73	4.03	4.76	(.74)	—	(.74)	25.84	22.12		2,683		.63		.63		3.06
7/31/2020	22.50	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.82	2.53		3,365		.63		.63		3.27
7/31/2019	23.22	.70	.13	.83	(.67)	(.88)	(1.55)	22.50	4.15		4,022		.65		.65		3.14
7/31/2018	22.82	.71	.83	1.54	(.64)	(.50)	(1.14)	23.22	6.84		4,243		.64		.64		3.07
Class F-2:
1/31/2023[5,6]	23.80	.42	.38	.80	(.46)	(.82)	(1.28)	23.32	3.42	[7]	12,876		.37	[8]	.37	[8]	3.62	[8]
7/31/2022	25.89	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.80	(1.40)		12,656		.36		.36		3.44
7/31/2021	21.86	.80	4.03	4.83	(.80)	—	(.80)	25.89	22.46		12,303		.36		.36		3.31
7/31/2020	22.54	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.86	2.81		9,894		.37		.37		3.52
7/31/2019	23.27	.76	.12	.88	(.73)	(.88)	(1.61)	22.54	4.36		9,425		.39		.39		3.40
7/31/2018	22.86	.77	.84	1.61	(.70)	(.50)	(1.20)	23.27	7.16		8,675		.38		.38		3.33
Class F-3:
1/31/2023[5,6]	23.81	.43	.38	.81	(.47)	(.82)	(1.29)	23.33	3.47	[7]	5,171		.26	[8]	.26	[8]	3.72	[8]
7/31/2022	25.90	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.81	(1.30)		4,840		.25		.25		3.54
7/31/2021	21.87	.82	4.04	4.86	(.83)	—	(.83)	25.90	22.57		4,717		.26		.26		3.42
7/31/2020	22.56	.80	(.18)	.62	(.81)	(.50)	(1.31)	21.87	2.88		3,680		.26		.26		3.63
7/31/2019	23.28	.78	.13	.91	(.75)	(.88)	(1.63)	22.56	4.52		3,343		.28		.28		3.50
7/31/2018	22.87	.79	.84	1.63	(.72)	(.50)	(1.22)	23.28	7.27		2,747		.28		.28		3.43
Class 529-A:
1/31/2023[5,6]	23.76	.39	.38	.77	(.43)	(.82)	(1.25)	23.28	3.31	[7]	1,850		.61	[8]	.61	[8]	3.38	[8]
7/31/2022	25.85	.80	(1.18)	(.38)	(.73)	(.98)	(1.71)	23.76	(1.64)		1,868		.59		.59		3.19
7/31/2021	21.83	.74	4.02	4.76	(.74)	—	(.74)	25.85	22.14		1,987		.60		.60		3.07
7/31/2020	22.51	.72	(.17)	.55	(.73)	(.50)	(1.23)	21.83	2.55		1,740		.62		.62		3.27
7/31/2019	23.23	.70	.13	.83	(.67)	(.88)	(1.55)	22.51	4.15		1,704		.64		.64		3.15
7/31/2018	22.83	.71	.83	1.54	(.64)	(.50)	(1.14)	23.23	6.87		1,733		.63		.63		3.08

Refer to the end of the table for footnotes.

The Income Fund of America	69

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
1/31/2023[5,6]	$23.70	$.30	$.38	$.68	$(.34)	$(.82)	$(1.16)	$23.22	2.92%[7]		$65		1.37%[8]		1.37%[8]		2.61%[8]
7/31/2022	25.78	.61	(1.18)	(.57)	(.53)	(.98)	(1.51)	23.70	(2.40)		71		1.35		1.35		2.41
7/31/2021	21.76	.56	4.02	4.58	(.56)	—	(.56)	25.78	21.26		94		1.33		1.33		2.34
7/31/2020	22.43	.56	(.16)	.40	(.57)	(.50)	(1.07)	21.76	1.79		103		1.36		1.36		2.56
7/31/2019	23.15	.53	.13	.66	(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		1.38		2.41
7/31/2018	22.73	.53	.83	1.36	(.44)	(.50)	(.94)	23.15	6.06		322		1.39		1.39		2.30
Class 529-E:
1/31/2023[5,6]	23.67	.36	.38	.74	(.40)	(.82)	(1.22)	23.19	3.20	[7]	56		.84	[8]	.84	[8]	3.14	[8]
7/31/2022	25.76	.74	(1.18)	(.44)	(.67)	(.98)	(1.65)	23.67	(1.89)		58		.83		.83		2.95
7/31/2021	21.75	.68	4.02	4.70	(.69)	—	(.69)	25.76	21.90		64		.83		.83		2.84
7/31/2020	22.43	.67	(.17)	.50	(.68)	(.50)	(1.18)	21.75	2.31		59		.84		.84		3.05
7/31/2019	23.16	.65	.12	.77	(.62)	(.88)	(1.50)	22.43	3.87		64		.86		.86		2.92
7/31/2018	22.76	.66	.83	1.49	(.59)	(.50)	(1.09)	23.16	6.63		69		.86		.86		2.84
Class 529-T:
1/31/2023[5,6]	23.83	.42	.38	.80	(.46)	(.82)	(1.28)	23.35	3.42	[7,9]	—	[10]	.34	[8,9]	.34	[8,9]	3.64	[8,9]
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)[9]		—	[10]	.35	[9]	.35	[9]	3.44	[9]
7/31/2021	21.88	.80	4.04	4.84	(.80)	—	(.80)	25.92	22.47	[9]	—	[10]	.36	[9]	.36	[9]	3.31	[9]
7/31/2020	22.57	.77	(.17)	.60	(.79)	(.50)	(1.29)	21.88	2.75	[9]	—	[10]	.39	[9]	.39	[9]	3.50	[9]
7/31/2019	23.29	.75	.13	.88	(.72)	(.88)	(1.60)	22.57	4.38	[9]	—	[10]	.41	[9]	.41	[9]	3.37	[9]
7/31/2018	22.88	.76	.84	1.60	(.69)	(.50)	(1.19)	23.29	7.12	[9]	—	[10]	.41	[9]	.41	[9]	3.30	[9]
Class 529-F-1:
1/31/2023[5,6]	23.75	.41	.38	.79	(.45)	(.82)	(1.27)	23.27	3.39	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	3.56	[8,9]
7/31/2022	25.84	.84	(1.18)	(.34)	(.77)	(.98)	(1.75)	23.75	(1.49)[9]		—	[10]	.43	[9]	.43	[9]	3.36	[9]
7/31/2021	21.82	.78	4.03	4.81	(.79)	—	(.79)	25.84	22.40	[9]	—	[10]	.37	[9]	.37	[9]	3.55	[9]
7/31/2020	22.50	.77	(.16)	.61	(.79)	(.50)	(1.29)	21.82	2.80		94		.38		.38		3.52
7/31/2019	23.23	.75	.13	.88	(.73)	(.88)	(1.61)	22.50	4.36		92		.40		.40		3.39
7/31/2018	22.83	.77	.82	1.59	(.69)	(.50)	(1.19)	23.23	7.10		81		.40		.40		3.32
Class 529-F-2:
1/31/2023[5,6]	23.83	.42	.38	.80	(.46)	(.82)	(1.28)	23.35	3.42	[7]	137		.34	[8]	.34	[8]	3.65	[8]
7/31/2022	25.92	.87	(1.19)	(.32)	(.79)	(.98)	(1.77)	23.83	(1.39)		131		.35		.35		3.45
7/31/2021[5,11]	21.40	.60	4.54	5.14	(.62)	—	(.62)	25.92	24.24	[7]	125		.36	[8]	.36	[8]	3.24	[8]
Class 529-F-3:
1/31/2023[5,6]	23.83	.43	.37	.80	(.46)	(.82)	(1.28)	23.35	3.44	[7]	—	[10]	.32	[8]	.32	[8]	3.66	[8]
7/31/2022	25.92	.88	(1.19)	(.31)	(.80)	(.98)	(1.78)	23.83	(1.35)		—	[10]	.31		.31		3.48
7/31/2021[5,11]	21.40	.60	4.55	5.15	(.63)	—	(.63)	25.92	24.28	[7]	—	[10]	.38	[8]	.32	[8]	3.28	[8]
Class R-1:
1/31/2023[5,6]	23.66	.30	.38	.68	(.35)	(.82)	(1.17)	23.17	2.90	[7]	66		1.34	[8]	1.34	[8]	2.64	[8]
7/31/2022	25.73	.61	(1.16)	(.55)	(.54)	(.98)	(1.52)	23.66	(2.33)		68		1.34		1.34		2.44
7/31/2021	21.73	.56	4.01	4.57	(.57)	—	(.57)	25.73	21.26		76		1.34		1.34		2.34
7/31/2020	22.41	.56	(.17)	.39	(.57)	(.50)	(1.07)	21.73	1.75		81		1.36		1.36		2.54
7/31/2019	23.13	.53	.14	.67	(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		1.37		2.41
7/31/2018	22.73	.54	.83	1.37	(.47)	(.50)	(.97)	23.13	6.09		116		1.37		1.37		2.33

Refer to the end of the table for footnotes.

70	The Income Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
1/31/2023[5,6]	$23.49	$.30	$.37	$.67	$(.34)	$(.82)	$(1.16)	$23.00	2.92%[7]	$366	1.36%[8]		1.36%[8]		2.62%[8]
7/31/2022	25.57	.61	(1.17)	(.56)	(.54)	(.98)	(1.52)	23.49	(2.38)	369	1.34		1.34		2.44
7/31/2021	21.60	.55	3.99	4.54	(.57)	—	(.57)	25.57	21.26	409	1.35		1.35		2.33
7/31/2020	22.28	.55	(.16)	.39	(.57)	(.50)	(1.07)	21.60	1.76	385	1.37		1.37		2.52
7/31/2019	23.01	.53	.13	.66	(.51)	(.88)	(1.39)	22.28	3.37	439	1.38		1.38		2.41
7/31/2018	22.62	.54	.82	1.36	(.47)	(.50)	(.97)	23.01	6.09	488	1.37		1.37		2.34
Class R-2E:
1/31/2023[5,6]	23.75	.34	.38	.72	(.38)	(.82)	(1.20)	23.27	3.07 [7]	36	1.06	[8]	1.06	[8]	2.92	[8]
7/31/2022	25.83	.69	(1.18)	(.49)	(.61)	(.98)	(1.59)	23.75	(2.08)	37	1.05		1.05		2.73
7/31/2021	21.81	.63	4.02	4.65	(.63)	—	(.63)	25.83	21.62	39	1.06		1.06		2.62
7/31/2020	22.49	.62	(.17)	.45	(.63)	(.50)	(1.13)	21.81	2.06	35	1.07		1.07		2.82
7/31/2019	23.22	.60	.13	.73	(.58)	(.88)	(1.46)	22.49	3.66	36	1.08		1.08		2.71
7/31/2018	22.82	.61	.83	1.44	(.54)	(.50)	(1.04)	23.22	6.40	28	1.08		1.08		2.63
Class R-3:
1/31/2023[5,6]	23.72	.36	.37	.73	(.40)	(.82)	(1.22)	23.23	3.12 [7]	702	.91	[8]	.91	[8]	3.08	[8]
7/31/2022	25.80	.72	(1.17)	(.45)	(.65)	(.98)	(1.63)	23.72	(1.92)	729	.90		.90		2.88
7/31/2021	21.79	.66	4.02	4.68	(.67)	—	(.67)	25.80	21.78	824	.90		.90		2.78
7/31/2020	22.46	.65	(.15)	.50	(.67)	(.50)	(1.17)	21.79	2.27	792	.92		.92		2.97
7/31/2019	23.19	.63	.13	.76	(.61)	(.88)	(1.49)	22.46	3.80	954	.93		.93		2.86
7/31/2018	22.78	.64	.84	1.48	(.57)	(.50)	(1.07)	23.19	6.60	1,057	.92		.92		2.78
Class R-4:
1/31/2023[5,6]	23.78	.39	.37	.76	(.43)	(.82)	(1.25)	23.29	3.26 [7]	817	.61	[8]	.61	[8]	3.38	[8]
7/31/2022	25.86	.80	(1.17)	(.37)	(.73)	(.98)	(1.71)	23.78	(1.61)	815	.60		.60		3.18
7/31/2021	21.84	.74	4.02	4.76	(.74)	—	(.74)	25.86	22.13	940	.60		.60		3.07
7/31/2020	22.52	.72	(.16)	.56	(.74)	(.50)	(1.24)	21.84	2.55	925	.61		.61		3.28
7/31/2019	23.24	.70	.13	.83	(.67)	(.88)	(1.55)	22.52	4.15	1,018	.63		.63		3.16
7/31/2018	22.83	.71	.84	1.55	(.64)	(.50)	(1.14)	23.24	6.90	1,154	.63		.63		3.07
Class R-5E:
1/31/2023[5,6]	23.79	.41	.38	.79	(.45)	(.82)	(1.27)	23.31	3.40 [7]	173	.41	[8]	.41	[8]	3.57	[8]
7/31/2022	25.87	.85	(1.17)	(.32)	(.78)	(.98)	(1.76)	23.79	(1.45)	159	.40		.40		3.39
7/31/2021	21.85	.80	4.02	4.82	(.80)	—	(.80)	25.87	22.45	162	.39		.39		3.25
7/31/2020	22.54	.75	(.16)	.59	(.78)	(.50)	(1.28)	21.85	2.73	41	.41		.41		3.45
7/31/2019	23.26	.74	.14	.88	(.72)	(.88)	(1.60)	22.54	4.38	21	.42		.42		3.34
7/31/2018	22.85	.78	.82	1.60	(.69)	(.50)	(1.19)	23.26	7.14	6	.41		.41		3.38
Class R-5:
1/31/2023[5,6]	23.83	.43	.38	.81	(.47)	(.82)	(1.29)	23.35	3.45 [7]	323	.31	[8]	.31	[8]	3.68	[8]
7/31/2022	25.92	.88	(1.18)	(.30)	(.81)	(.98)	(1.79)	23.83	(1.34)	317	.30		.30		3.48
7/31/2021	21.88	.81	4.04	4.85	(.81)	—	(.81)	25.92	22.55	406	.30		.30		3.38
7/31/2020	22.56	.79	(.17)	.62	(.80)	(.50)	(1.30)	21.88	2.87	371	.31		.31		3.56
7/31/2019	23.28	.77	.13	.90	(.74)	(.88)	(1.62)	22.56	4.47	445	.32		.32		3.46
7/31/2018	22.87	.78	.84	1.62	(.71)	(.50)	(1.21)	23.28	7.21	449	.33		.33		3.38
Class R-6:
1/31/2023[5,6]	23.84	.43	.38	.81	(.47)	(.82)	(1.29)	23.36	3.47 [7]	16,719	.26	[8]	.26	[8]	3.72	[8]
7/31/2022	25.93	.89	(1.18)	(.29)	(.82)	(.98)	(1.80)	23.84	(1.29)	16,215	.25		.25		3.54
7/31/2021	21.89	.82	4.05	4.87	(.83)	—	(.83)	25.93	22.59	16,144	.25		.25		3.42
7/31/2020	22.58	.79	(.17)	.62	(.81)	(.50)	(1.31)	21.89	2.88	12,922	.26		.26		3.61
7/31/2019	23.30	.78	.13	.91	(.75)	(.88)	(1.63)	22.58	4.52	10,202	.28		.28		3.51
7/31/2018	22.88	.80	.84	1.64	(.72)	(.50)	(1.22)	23.30	7.31	8,478	.28		.28		3.44

Refer to the end of the table for footnotes.

The Income Fund of America	71

Financial highlights (continued)

	Six months ended January 31, 2023[5,6,7]	Year ended July 31,
Portfolio turnover rate for all share classes[12,13]		2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	25%	40%	44%	58%	48%	53%
Including mortgage dollar roll transactions	54%	72%	133%	117%	67%	70%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

Refer to the notes to financial statements.

72	The Income Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2022, through January 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Income Fund of America	73

Expense example (continued)

	Beginning account value 8/1/2022	Ending account value 1/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,033.17	$2.92	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,029.47	6.70	1.31
Class C – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class T – actual return	1,000.00	1,034.50	1.49	.29
Class T – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class F-1 – actual return	1,000.00	1,032.93	3.18	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,034.20	1.90	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,034.73	1.33	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,033.07	3.13	.61
Class 529-A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-C – actual return	1,000.00	1,029.16	7.01	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class 529-E – actual return	1,000.00	1,031.98	4.30	.84
Class 529-E – assumed 5% return	1,000.00	1,020.97	4.28	.84
Class 529-T – actual return	1,000.00	1,034.19	1.74	.34
Class 529-T – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 529-F-1 – actual return	1,000.00	1,033.86	2.20	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-2 – actual return	1,000.00	1,034.24	1.74	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 529-F-3 – actual return	1,000.00	1,034.41	1.64	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-1 – actual return	1,000.00	1,029.00	6.85	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2 – actual return	1,000.00	1,029.20	6.96	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	1,030.74	5.43	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Class R-3 – actual return	1,000.00	1,031.16	4.66	.91
Class R-3 – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 – actual return	1,000.00	1,032.59	3.13	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,034.01	2.10	.41
Class R-5E – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-5 – actual return	1,000.00	1,034.50	1.59	.31
Class R-5 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	1,034.68	1.33	.26
Class R-6 – assumed 5% return	1,000.00	1,023.89	1.33	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

74	The Income Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Income Fund of America	75

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefitted from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

76	The Income Fund of America

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

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The Income Fund of America	83

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_______
Donald H. Rolfe, Principal Executive Officer

Date: March 31, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: March 31, 2023